United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2011

Date of Reporting Period: 07/31/2011

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	GOIXX
SS*	GOSXX
ICS**	GOCXX
TR	GORXX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.
**Effective September 30, 2011, the Fund's Institutional Capital Shares will be redesignated as Capital Shares.

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.009	0.036	0.051
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.009	0.036	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.009)	(0.036)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.009)	(0.036)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.07%	0.95%	3.64%	5.25%
Ratios to Average Net Assets:
Net expenses	0.18%	0.21%	0.23%	0.20%	0.20%
Net investment income	0.03%	0.06%	0.74%	3.33%	5.14%
Expense waiver/reimbursement[3]	0.10%	0.08%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,402,775	$24,719,818	$45,592,513	$20,425,207	$8,943,042
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.007	0.033	0.049
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.007	0.033	0.049
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.007)	(0.033)	(0.049)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.007)	(0.033)	(0.049)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.71%	3.38%	4.99%
Ratios to Average Net Assets:
Net expenses	0.20%	0.26%	0.47%	0.45%	0.45%
Net investment income	0.01%	0.01%	0.66%	3.07%	4.89%
Expense waiver/reimbursement[3]	0.33%	0.28%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,628,043	$5,870,000	$7,913,479	$8,770,060	$4,267,271
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.008	0.035	0.050
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.008	0.035	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.008)	(0.035)	(0.050)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.008)	(0.035)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.85%	3.54%	5.14%
Ratios to Average Net Assets:
Net expenses	0.20%	0.26%	0.33%	0.30%	0.31%
Net investment income	0.01%	0.01%	0.73%	3.45%	5.04%
Expense waiver/reimbursement[3]	0.18%	0.13%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,259,845	$1,655,591	$2,196,774	$1,128,743	$637,491
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Trust Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.031	0.047
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.031	0.047
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.031)	(0.047)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.031)	(0.047)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.54%	3.12%	4.74%
Ratios to Average Net Assets:
Net expenses	0.19%	0.26%	0.64%	0.70%	0.70%
Net investment income	0.01%	0.01%	0.50%	2.76%	4.64%
Expense waiver/reimbursement[3]	0.59%	0.53%	0.17%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$846,039	$621,400	$448,872	$459,837	$239,414
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.79[2]
Institutional Service Shares	$1,000	$1,000.00	$0.79[3]
Institutional Capital Shares	$1,000	$1,000.00	$0.79[4]
Trust Shares	$1,000	$1,000.00	$0.79[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.00	$0.80[2]
Institutional Service Shares	$1,000	$1,024.00	$0.80[3]
Institutional Capital Shares	$1,000	$1,024.00	$0.80[4]
Trust Shares	$1,000	$1,024.00	$0.80[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.16%
Institutional Service Shares	0.16%
Institutional Capital Shares	0.16%
Trust Shares	0.16%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Capital Shares current annualized net expense ratio of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	55.2%
U.S. Government Agency Securities	41.8%
U.S. Treasury Securities	1.5%
Other Assets and Liabilities — Net[2]	1.5%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	49.2%
8-30 Days	22.3%
31-90 Days	10.5%
91-180 Days	8.1%
181 Days or more	8.4%
Other Assets and Liabilities — Net[2]	1.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

July 31, 2011

Principal Amount			Value
		GOVERNMENT AGENCIES – 41.8%
$270,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.166% - 0.180%, 8/20/2011 - 8/21/2011	270,480,192
49,000,000		Federal Farm Credit System Notes, 0.950%, 2/10/2012	49,186,195
1,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.050%, 8/30/2011	999,960
2,464,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.090% - 0.300%, 8/3/2011 - 10/30/2011	2,464,532,658
4,080,125,000		Federal Home Loan Bank System Notes, 0.100% - 4.750%, 8/2/2011 - 8/17/2012	4,080,520,172
75,000,000		Federal Home Loan Bank System Notes, 0.290%, 12/1/2011	75,036,600
405,750,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.090% - 0.210%, 8/10/2011 - 1/17/2012	405,663,474
1,705,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.126% - 0.240%, 8/1/2011 - 8/29/2011	1,704,802,450
672,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.135% - 0.136%, 8/3/2011 - 8/6/2011	671,513,620
157,996,000		Federal Home Loan Mortgage Corp. Notes, 1.125% - 5.750%, 12/15/2011 - 3/23/2012	161,543,234
453,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.150% - 0.200%, 9/7/2011 - 10/3/2011	452,862,456
1,024,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.096% - 0.147%, 8/11/2011 - 8/19/2011	1,024,472,870
579,865,000		Federal National Mortgage Association Notes, 0.875% - 6.125%, 8/15/2011 - 4/4/2012	586,788,628
518,295,000	[1]	Housing and Urban Development Floating Rate Notes, 0.446%, 8/1/2011	518,295,000
125,000,000	[2]	Tennessee Valley Authority Discount Notes, 0.190%, 9/22/2011	124,965,695
		TOTAL GOVERNMENT AGENCIES	12,591,663,204
		U.S. Treasury – 1.5%
271,000,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	273,085,632
84,500,000		United States Treasury Notes, 1.750%, 11/15/2011	84,865,630
100,000,000		United States Treasury Notes, 4.625%, 2/29/2012	102,560,297
		TOTAL U.S. TREASURY	460,511,559
		Repurchase Agreements – 55.2%
400,000,000	[3]	Repurchase agreement 0.10%, dated 7/25/2011 under which Bank of Montreal will repurchase securities provided as collateral for $400,023,333 on 8/15/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2040 and the market value of those underlying securities was $408,631,553.	400,000,000
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Principal Amount			Value
$192,544,000		Interest in $900,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Bank of Montreal will repurchase securities provided as collateral for $900,015,750 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $918,037,376.	192,544,000
750,000,000		Repurchase agreement 0.07%, dated 7/26/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,010,208 on 8/3/2011. The securities provided as collateral at the end of the period were Collateralized Loan Agreement securities with various maturities to 10/15/2020 and the market value of those underlying securities was $765,007,616.	750,000,000
950,000,000	[3]	Repurchase agreement 0.08%, dated 7/22/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $950,065,444 on 8/22/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/25/2048 and the market value of those underlying securities was $975,821,373.	950,000,000
100,000,000		Interest in $800,000,000 joint repurchase agreement 0.15%, dated 7/29/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,010,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2018 and the market value of those underlying securities was $816,010,210.	100,000,000
25,000,000		Repurchase agreement 0.21%, dated 7/29/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $25,000,438 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2041 and the market value of those underlying securities was $25,500,447.	25,000,000
1,174,000,000	[3]	Interest in $1,797,000,000 joint repurchase agreement 0.15%, dated 7/21/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,797,673,875 on 10/20/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $1,836,020,718.	1,174,000,000
880,000,000		Interest in $3,759,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,759,065,783 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2041 and the market value of those underlying securities was $3,835,723,942.	880,000,000
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Principal Amount			Value
$606,803,000		Interest in $4,000,000,000 joint repurchase agreement 0.16%, dated 7/29/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $4,000,053,333 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $4,080,054,476.	606,803,000
1,706,000,000	[3]	Interest in $2,777,851,000 joint repurchase agreement 0.08%, dated 7/14/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,778,023,844 on 8/11/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/16/2051 and the market value of those underlying securities was $2,837,313,708.	1,706,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2041 and the market value of those underlying securities was $2,054,378,605.	1,000,000,000
2,000,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.07%, dated 7/26/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $3,000,040,833 on 8/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2049 and the market value of those underlying securities was $3,090,036,050.	2,000,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 7/29/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,041,667 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2042 and the market value of those underlying securities was $2,060,042,917.	1,000,000,000
150,000,000		Interest in $250,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,004,375 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2036 and the market value of those underlying securities was $257,501,653.	150,000,000
500,000,000	[3]	Repurchase agreement 0.13%, dated 6/10/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,162,500 on 9/8/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $515,543,908.	500,000,000
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Principal Amount			Value
$245,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.15%, dated 7/26/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,187,500 on 10/25/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2040 and the market value of those underlying securities was $515,144,990.	245,000,000
400,000,000		Interest in $500,000,000 joint repurchase agreement 0.22%, dated 7/29/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,009,167 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $513,400,769.	400,000,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,500,026,250 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $1,530,003,338.	1,000,000,000
227,531,000		Repurchase agreement 0.19%, dated 7/29/2011 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $227,534,603 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/20/2041 and the market value of those underlying securities was $234,360,641.	227,531,000
100,000,000		Repurchase agreement 0.21%, dated 7/29/2011 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $100,001,750 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2041 and the market value of those underlying securities was $102,001,786.	100,000,000
585,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 7/29/2011 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $1,000,019,167 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2041 and the market value of those underlying securities was $1,020,019,550.	585,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $1,000,017,500 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,022,939,213.	500,000,000
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Principal Amount			Value
$350,000,000	[3]	Repurchase agreement 0.06%, dated 7/26/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $350,005,250 on 8/5/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2041 and the market value of those underlying securities was $359,937,883.	350,000,000
150,000,000	[3]	Repurchase agreement 0.08%, dated 7/18/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $150,009,333 on 8/16/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2041 and the market value of those underlying securities was $154,197,590.	150,000,000
642,539,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,035,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2051 and the market value of those underlying securities was $2,054,130,975.	642,539,000
1,000,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.22%, dated 7/29/2011 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,250,022,917 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 3/16/2051 and the market value of those underlying securities was $1,282,795,358.	1,000,000,000
		TOTAL REPURCHASE AGREEMENTS	16,634,417,000
		TOTAL INVESTMENTS — 98.5% (AT AMORTIZED COST)[4]	29,686,591,763
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[5]	450,110,417
		TOTAL NET ASSETS — 100%	$30,136,702,180
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2011

Assets:
Investment in repurchase agreements	$16,634,417,000
Investments in securities	13,052,174,763
Total investments in securities, at amortized cost and fair value		$29,686,591,763
Income receivable		24,976,570
Receivable for investments sold		902,000,000
Receivable for shares sold		2,972,904
TOTAL ASSETS		30,616,541,237
Liabilities:
Payable for investments purchased	357,500,000
Payable for shares redeemed	121,431,178
Bank overdraft	61,150
Income distribution payable	174,885
Payable for investment adviser fee (Note 5)	361,497
Payable for shareholder services fee (Note 5)	11,129
Accrued expenses	299,218
TOTAL LIABILITIES		479,839,057
Net assets for 30,136,635,994 shares outstanding		$30,136,702,180
Net Assets Consist of:
Paid-in capital		$30,136,647,189
Accumulated net realized gain on investments		93,519
Distributions in excess of net investment income		(38,528)
TOTAL NET ASSETS		$30,136,702,180
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$22,402,774,873 ÷ 22,403,059,021 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,628,043,358 ÷ 5,627,808,573 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,259,844,645 ÷ 1,259,970,265 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$846,039,304 ÷ 845,798,135 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$65,556,432
Expenses:
Investment adviser fee (Note 5)		$63,188,968
Administrative fee (Note 5)		24,691,559
Custodian fees		1,002,152
Transfer and dividend disbursing agent fees and expenses		203,111
Directors'/Trustees' fees		307,787
Auditing fees		20,548
Legal fees		15,826
Portfolio accounting fees		200,179
Distribution services fee (Note 5)		2,062,695
Shareholder services fee (Note 5)		10,261,535
Account administration fee (Note 2)		8,622,847
Share registration costs		109,139
Printing and postage		16,623
Insurance premiums		71,070
Miscellaneous		216,811
TOTAL EXPENSES		110,990,850
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(32,329,125)
Waiver of administrative fee (Note 5)	(648,157)
Waiver of distribution services fee (Note 5)	(1,944,649)
Waiver of shareholder services fee (Note 5)	(10,119,374)
Reimbursement of shareholder services fee (Note 5)	(142,161)
Waiver of account administration fee (Note 2)	(4,971,592)
Reimbursement of account administration fee (Note 2)	(2,419,575)
TOTAL WAIVERS AND REIMBURSEMENTS		(52,574,633)
Net expenses			58,416,217
Net investment income			7,140,215
Net realized gain on investments			117,010
Change in net assets resulting from operations			$7,257,225

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,140,215	$23,947,498
Net realized gain on investments	117,010	473,946
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,257,225	24,421,444
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,315,517)	(23,045,662)
Institutional Service Shares	(615,899)	(593,557)
Institutional Capital Shares	(148,075)	(280,893)
Trust Shares	(82,543)	(44,095)
Distributions from net realized gain on investments
Institutional Shares	(371,801)	(3,167,374)
Institutional Service Shares	(89,559)	(475,236)
Institutional Capital Shares	(24,479)	(153,781)
Trust Shares	(11,598)	(29,243)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,659,471)	(27,789,841)
Share Transactions:
Proceeds from sale of shares	211,617,635,515	274,578,828,038
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Short-Term U.S. Government Trust	—	59,066,569
Net asset value of shares issued to shareholders in payment of distributions declared	2,865,499	10,114,147
Cost of shares redeemed	(214,350,205,265)	(297,929,469,945)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,729,704,251)	(23,281,461,191)
Change in net assets	(2,730,106,497)	(23,284,829,588)
Net Assets:
Beginning of period	32,866,808,677	56,151,638,265
End of period (including distributions in excess of net investment income of $(38,528) and $(16,709), respectively)	$30,136,702,180	$32,866,808,677

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

On March 5, 2010, the Fund acquired all of the net assets of Federated Short-Term U.S. Government Trust (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on August 1, 2009, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2010, are as follows:

Net investment income*	$24,021,464
Net realized gain on investments	$ 474,221
Net increase in net assets resulting from operations	$24,495,685
*	Net investment income includes $73,967 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since March 5, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
59,055,366	$59,066,569	$45,248,732,120	$45,307,798,689
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2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

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Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Institutional Service Shares	$6,598,745	$(3,283,291)	$(2,354,200)
Institutional Capital Shares	335,801	—	(65,375)
Trust Shares	1,688,301	(1,688,301)	—
TOTAL	$8,622,847	$(4,971,592)	$(2,419,575)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	181,517,716,265	$181,517,716,265	245,628,197,047	$245,628,197,047
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Short-Term U.S. Government Trust	—	—	59,055,366	59,066,569
Shares issued to shareholders in payment of distributions declared	2,504,226	2,504,226	9,392,883	9,392,883
Shares redeemed	(183,836,974,116)	(183,836,974,116)	(266,566,583,645)	(266,566,583,645)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,316,753,625)	$(2,316,753,625)	(20,869,938,349)	$(20,869,927,146)
Year Ended July 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	24,052,904,072	$24,052,904,072	22,718,050,660	$22,718,050,660
Shares issued to shareholders in payment of distributions declared	237,575	237,575	411,301	411,301
Shares redeemed	(24,295,016,789)	(24,295,016,789)	(24,761,505,125)	(24,761,505,125)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(241,875,142)	$(241,875,142)	(2,043,043,164)	$(2,043,043,164)
Year Ended July 31	2011		2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,882,575,481	$3,882,575,481	4,756,531,780	$4,756,531,780
Shares issued to shareholders in payment of distributions declared	105,450	105,450	298,642	298,642
Shares redeemed	(4,278,405,712)	(4,278,405,712)	(5,297,874,144)	(5,297,874,144)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(395,724,781)	$(395,724,781)	(541,043,722)	$(541,043,722)
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Year Ended July 31	2011		2010
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,164,439,697	$2,164,439,697	1,476,048,551	$1,476,048,551
Shares issued to shareholders in payment of distributions declared	18,248	18,248	11,321	11,321
Shares redeemed	(1,939,808,648)	(1,939,808,648)	(1,303,507,031)	(1,303,507,031)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	224,649,297	$224,649,297	172,552,841	$172,552,841
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,729,704,251)	$(2,729,704,251)	(23,281,472,394)	$(23,281,461,191)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$7,659,471	$27,789,841
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$54,991
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $32,329,125 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $648,157 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$2,062,695	$(1,944,649)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$8,746,268	$ —	$(8,746,268)
Institutional Capital Shares	1,140,872	(142,161)	(998,711)
Trust Shares	374,395	—	(374,395)
TOTAL	$10,261,535	$(142,161)	$(10,119,374)

For the year ended July 31, 2011, the Fund's Institutional Shares did not incur a shareholders services fee.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value Annual Shareholder Report

23

measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

9. SUBSEQUENT EVENTS

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate the word “Institutional” will be removed from the Fund's Institutional Service Shares and Institutional Capital Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2011, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Obligations Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

Federated government obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

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were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N104
Cusip 60934N807
Cusip 608919809
Cusip 60934N153

Q450513 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	GOTXX
SS*	GTSXX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.011	0.036	0.051
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.011	0.036	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.011)	(0.036)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.011)	(0.036)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.05%	1.09%	3.70%	5.18%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.20%	0.23%	0.20%[3]	0.20%
Net investment income	0.01%	0.06%	0.96%	3.38%	5.06%
Expense waiver/reimbursement[4]	0.12%	0.09%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,621,767	$5,440,448	$13,569,616	$7,643,447	$2,062,328
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.17% and 0.20% for the years ended July 31, 2011 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.008	0.034	0.048
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.008	0.034	0.048
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.008)	(0.034)	(0.048)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.008)	(0.034)	(0.048)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.84%	3.44%	4.92%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.25%	0.48%	0.45%[3]	0.45%
Net investment income	0.01%	0.01%	0.71%	3.13%	4.81%
Expense waiver/reimbursement[4]	0.36%	0.29%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,227,361	$1,859,596	$2,941,394	$3,020,861	$2,148,776
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.17% and 0.45% for the years ended July 31, 2011 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.74[2]
Institutional Service Shares	$1,000	$1,000.00	$0.74[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.05	$0.75[2]
Institutional Service Shares	$1,000	$1,024.05	$0.75[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.15%
Institutional Service Shares	0.15%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.20% (as reflected in the Notes to Financial Statements, Note 5, under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5, under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	66.1%
U.S. Treasury Securities	21.1%
Other Assets and Liabilities — Net[2]	12.8%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	15.2%
8-30 Days	43.8%
31-90 Days	18.3%
91-180 Days	8.6%
181 Days or more	1.3%
Other Assets and Liabilities — Net[2]	12.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

July 31, 2011

Principal Amount			Value
		GOVERNMENT AGENCIES – 66.1%
$320,500,000	[1]	Federal Farm Credit System Discount Notes, 0.020% — 0.290%, 8/4/2011 — 12/1/2011	320,417,905
1,072,785,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.116% — 0.276%, 8/3/2011 — 8/27/2011	1,072,782,923
1,548,128,000	[1]	Federal Home Loan Bank System Discount Notes, 0.020% — 0.170%, 8/3/2011 — 9/30/2011	1,548,061,560
720,520,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.096% — 0.166%, 8/1/2011 — 8/26/2011	720,476,000
812,800,000		Federal Home Loan Bank System Notes, 0.100% — 4.875%, 8/1/2011 — 2/13/2012	813,096,422
56,000,000	[1]	Tennessee Valley Authority Discount Note, 0.210%, 9/22/2011	55,983,013
		TOTAL GOVERNMENT AGENCIES	4,530,817,823
		U.S. TREASURY – 21.1%
146,000,000	[1]	United States Treasury Bill, 0.165%, 9/15/2011	145,969,888
980,000,000	[1]	United States Treasury Bills, 0.020% — 0.045%, 8/11/2011	979,988,444
142,000,000		United States Treasury Note, 0.750%, 11/30/2011	142,320,560
174,000,000		United States Treasury Note, 1.000%, 8/31/2011	174,135,975
		TOTAL U.S. TREASURY	1,442,414,867
		TOTAL INVESTMENTS — 87.2% (AT AMORTIZED COST)[3]	5,973,232,690
		OTHER ASSETS AND LIABILITIES - NET — 12.8%[4]	875,895,956
		TOTAL NET ASSETS — 100%	$6,849,128,646
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a receivable for investments sold on July 31, 2011. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$5,973,232,690
Cash		13,831,252
Receivable for investments sold		733,000,000
Receivable for shares sold		116,481,713
Income receivable		13,061,615
TOTAL ASSETS		6,849,607,270
Liabilities:
Payable for shares redeemed	$225,211
Income distribution payable	28,652
Payable for custodian fees	78,073
Payable for portfolio accounting fees	72,917
Payable for share registration costs	19,323
Payable for transfer and dividend disbursing agent fees and expenses	15,463
Payable for investment adviser fee (Note 5)	7,229
Payable for printing and postage	5,560
Payable for legal fees	2,235
Payable for shareholder services fee (Note 5)	1,333
Accrued expenses	22,628
TOTAL LIABILITIES		478,624
Net assets for 6,849,073,898 shares outstanding		$6,849,128,646
Net Assets Consist of:
Paid-in capital		$6,849,083,278
Accumulated net realized gain on investments		45,368
TOTAL NET ASSETS		$6,849,128,646
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,621,767,237 ÷ 4,621,901,833 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,227,361,409 ÷ 2,227,172,065 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$12,011,015
Expenses:
Investment adviser fee (Note 5)		$13,123,915
Administrative fee (Note 5)		5,128,363
Custodian fees		212,498
Transfer and dividend disbursing agent fees and expenses		84,976
Directors'/Trustees' fees		29,670
Auditing fees		20,048
Legal fees		8,933
Portfolio accounting fees		174,999
Shareholder services fee (Note 5)		1,894,253
Account administration fee (Note 2)		2,550,159
Share registration costs		49,635
Printing and postage		27,803
Insurance premiums		18,530
Miscellaneous		81,150
TOTAL EXPENSES		23,404,932
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(7,600,177)
Waiver of administrative fee (Note 5)	(134,714)
Waiver of shareholder services fee (Note 5)	(1,543,106)
Waiver of account administration fee (Note 2)	(2,077,424)
Reimbursement of shareholder services fee (Note 5)	(345,595)
Reimbursement of account administration fee (Note 2)	(465,262)
Reduction of custodian fees (Note 6)	(184)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(12,166,462)
Net expenses			11,238,470
Net investment income			772,545
Net realized gain on investments			61,899
Change in net assets resulting from operations			$834,444

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$772,545	$6,577,959
Net realized gain on investments	61,899	322,673
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	834,444	6,900,632
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(533,883)	(6,359,314)
Institutional Service Shares	(180,348)	(169,193)
Distributions from net realized gain on investments
Institutional Shares	(58,075)	(221,100)
Institutional Service Shares	(20,712)	(39,317)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(793,018)	(6,788,924)
Share Transactions:
Proceeds from sale of shares	26,943,994,346	42,492,656,537
Net asset value of shares issued to shareholders in payment of distributions declared	397,006	4,239,675
Cost of shares redeemed	(27,395,348,381)	(51,707,973,245)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(450,957,029)	(9,211,077,033)
Change in net assets	(450,915,603)	(9,210,965,325)
Net Assets:
Beginning of period	7,300,044,249	16,511,009,574
End of period (including undistributed (distributions in excess of) net investment income of $0 and $(58,314), respectively)	$6,849,128,646	$7,300,044,249

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2011

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Institutional Service Shares may bear shareholder services fees and account administration fees unique to those classes.

For the year ended July 31, 2011, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived
Institutional Service Shares	$2,550,159	$(465,262)	$(2,077,424)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,047,639,518	$20,047,639,521	37,049,348,242	$37,049,348,242
Shares issued to shareholders in payment of distributions declared	358,474	358,474	4,189,370	4,189,370
Shares redeemed	(20,866,701,928)	(20,866,701,928)	(45,182,760,924)	(45,182,760,924)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(818,703,936)	$(818,703,933)	(8,129,223,312)	$(8,129,223,312)
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Year Ended July 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,896,354,825	$6,896,354,825	5,443,308,295	$5,443,308,295
Shares issued to shareholders in payment of distributions declared	38,532	38,532	50,305	50,305
Shares redeemed	(6,528,646,453)	(6,528,646,453)	(6,525,212,321)	(6,525,212,321)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	367,746,904	$367,746,904	(1,081,853,721)	$(1,081,853,721)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(450,957,032)	$(450,957,029)	(9,211,077,033)	$(9,211,077,033)

4. Federal Tax Information

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$793,018	$6,788,924
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$45,368
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $7,600,177 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $134,714 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$1,894,253	$(345,595)	$(1,543,106)

For the year ended July 31, 2011, the Fund's Institutional Shares did not incur Service Fees. For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the year ended July 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,774,027,921 and $400,052,485, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2011, the Fund's expenses were reduced by $184 under these arrangements.

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

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10. Subsequent Events

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

11. Federal Tax Information (unaudited)

For the fiscal year ended July 31, 2011, 100.0% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report
21

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

Federated government obligations tax-managed fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

25

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Annual Shareholder Report

26

and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Annual Shareholder Report

27

reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856
Cusip 60934N849

39009 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.011	0.036	0.051
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.011	0.036	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.011)	(0.036)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.011)	(0.036)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.05%	1.09%	3.70%	5.18%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.20%	0.23%	0.20%[3]	0.20%
Net investment income	0.01%	0.06%	0.96%	3.38%	5.06%
Expense waiver/reimbursement[4]	0.12%	0.09%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,621,767	$5,440,448	$13,569,616	$7,643,447	$2,062,328
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.17% and 0.20% for the years ended July 31, 2011 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$0.74[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.05	$0.75[2]

1	Expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.20% (as reflected in the Notes to Financial Statements Note 5, under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

Annual Shareholder Report
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	66.1%
U.S. Treasury Securities	21.1%
Other Assets and Liabilities — Net[2]	12.8%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	15.2%
8-30 Days	43.8%
31-90 Days	18.3%
91-180 Days	8.6%
181 Days or more	1.3%
Other Assets and Liabilities — Net[2]	12.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
3

Portfolio of Investments

July 31, 2011

Principal Amount			Value
		GOVERNMENT AGENCIES – 66.1%
$320,500,000	[1]	Federal Farm Credit System Discount Notes, 0.020% — 0.290%, 8/4/2011 — 12/1/2011	320,417,905
1,072,785,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.116% — 0.276%, 8/3/2011 — 8/27/2011	1,072,782,923
1,548,128,000	[1]	Federal Home Loan Bank System Discount Notes, 0.020% — 0.170%, 8/3/2011 — 9/30/2011	1,548,061,560
720,520,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.096% — 0.166%, 8/1/2011 — 8/26/2011	720,476,000
812,800,000		Federal Home Loan Bank System Notes, 0.100% — 4.875%, 8/1/2011 — 2/13/2012	813,096,422
56,000,000	[1]	Tennessee Valley Authority Discount Note, 0.210%, 9/22/2011	55,983,013
		TOTAL GOVERNMENT AGENCIES	4,530,817,823
		U.S. TREASURY – 21.1%
146,000,000	[1]	United States Treasury Bill, 0.165%, 9/15/2011	145,969,888
980,000,000	[1]	United States Treasury Bills, 0.020% — 0.045%, 8/11/2011	979,988,444
142,000,000		United States Treasury Note, 0.750%, 11/30/2011	142,320,560
174,000,000		United States Treasury Note, 1.000%, 8/31/2011	174,135,975
		TOTAL U.S. TREASURY	1,442,414,867
		TOTAL INVESTMENTS — 87.2% (AT AMORTIZED COST)[3]	5,973,232,690
		OTHER ASSETS AND LIABILITIES - NET — 12.8%[4]	875,895,956
		TOTAL NET ASSETS — 100%	$6,849,128,646
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a receivable for investments sold on July 31, 2011. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
5

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$5,973,232,690
Cash		13,831,252
Receivable for investments sold		733,000,000
Receivable for shares sold		116,481,713
Income receivable		13,061,615
TOTAL ASSETS		6,849,607,270
Liabilities:
Payable for shares redeemed	$225,211
Income distribution payable	28,652
Payable for custodian fees	78,073
Payable for portfolio accounting fees	72,917
Payable for share registration costs	19,323
Payable for transfer and dividend disbursing agent fees and expenses	15,463
Payable for investment adviser fee (Note 5)	7,229
Payable for printing and postage	5,560
Payable for legal fees	2,235
Payable for shareholder services fee (Note 5)	1,333
Accrued expenses	22,628
TOTAL LIABILITIES		478,624
Net assets for 6,849,073,898 shares outstanding		$6,849,128,646
Net Assets Consist of:
Paid-in capital		$6,849,083,278
Accumulated net realized gain on investments		45,368
TOTAL NET ASSETS		$6,849,128,646
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,621,767,237 ÷ 4,621,901,833 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,227,361,409 ÷ 2,227,172,065 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$12,011,015
Expenses:
Investment adviser fee (Note 5)		$13,123,915
Administrative fee (Note 5)		5,128,363
Custodian fees		212,498
Transfer and dividend disbursing agent fees and expenses		84,976
Directors'/Trustees' fees		29,670
Auditing fees		20,048
Legal fees		8,933
Portfolio accounting fees		174,999
Shareholder services fee (Note 5)		1,894,253
Account administration fee (Note 2)		2,550,159
Share registration costs		49,635
Printing and postage		27,803
Insurance premiums		18,530
Miscellaneous		81,150
TOTAL EXPENSES		23,404,932
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(7,600,177)
Waiver of administrative fee (Note 5)	(134,714)
Waiver of shareholder services fee (Note 5)	(1,543,106)
Waiver of account administration fee (Note 2)	(2,077,424)
Reimbursement of shareholder services fee (Note 5)	(345,595)
Reimbursement of account administration fee (Note 2)	(465,262)
Reduction of custodian fees (Note 6)	(184)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(12,166,462)
Net expenses			11,238,470
Net investment income			772,545
Net realized gain on investments			61,899
Change in net assets resulting from operations			$834,444

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$772,545	$6,577,959
Net realized gain on investments	61,899	322,673
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	834,444	6,900,632
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(533,883)	(6,359,314)
Institutional Service Shares	(180,348)	(169,193)
Distributions from net realized gain on investments
Institutional Shares	(58,075)	(221,100)
Institutional Service Shares	(20,712)	(39,317)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(793,018)	(6,788,924)
Share Transactions:
Proceeds from sale of shares	26,943,994,346	42,492,656,537
Net asset value of shares issued to shareholders in payment of distributions declared	397,006	4,239,675
Cost of shares redeemed	(27,395,348,381)	(51,707,973,245)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(450,957,029)	(9,211,077,033)
Change in net assets	(450,915,603)	(9,210,965,325)
Net Assets:
Beginning of period	7,300,044,249	16,511,009,574
End of period (including undistributed (distributions in excess of) net investment income of $0 and $(58,314), respectively)	$6,849,128,646	$7,300,044,249

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2011

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Institutional Service Shares may bear shareholder services fees and account administration fees unique to those classes.

For the year ended July 31, 2011, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived
Institutional Service Shares	$2,550,159	$(465,262)	$(2,077,424)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,047,639,518	$20,047,639,521	37,049,348,242	$37,049,348,242
Shares issued to shareholders in payment of distributions declared	358,474	358,474	4,189,370	4,189,370
Shares redeemed	(20,866,701,928)	(20,866,701,928)	(45,182,760,924)	(45,182,760,924)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(818,703,936)	$(818,703,933)	(8,129,223,312)	$(8,129,223,312)
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Year Ended July 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,896,354,825	$6,896,354,825	5,443,308,295	$5,443,308,295
Shares issued to shareholders in payment of distributions declared	38,532	38,532	50,305	50,305
Shares redeemed	(6,528,646,453)	(6,528,646,453)	(6,525,212,321)	(6,525,212,321)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	367,746,904	$367,746,904	(1,081,853,721)	$(1,081,853,721)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(450,957,032)	$(450,957,029)	(9,211,077,033)	$(9,211,077,033)

4. Federal Tax Information

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$793,018	$6,788,924
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$45,368
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $7,600,177 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $134,714 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$1,894,253	$(345,595)	$(1,543,106)

For the year ended July 31, 2011, the Fund's Institutional Shares did not incur Service Fees. For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,774,027,921 and $400,052,485, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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6. Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2011, the Fund's expenses were reduced by $184 under these arrangements.

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. Subsequent Events

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

11. Federal Tax Information (unaudited)

For the fiscal year ended July 31, 2011, 100.0% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since 1995. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

Federated government obligations tax-managed fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

22

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Annual Shareholder Report

23

and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Annual Shareholder Report

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reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

33517 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	MOFXX
SS*	MOSXX
ICS**	MFCXX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.
**Effective September 30, 2011, the Fund's Institutional Capital Shares will be redesignated as Capital Shares.

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.003	0.015	0.029	0.035
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.003	0.015	0.029	0.035
Less Distributions:
Distributions from net investment income	(0.002)	(0.003)	(0.015)	(0.029)	(0.035)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.003)	(0.015)	(0.029)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.20%	0.27%	1.52%	2.92%	3.57%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.22%	0.22%[3]	0.18%[3]	0.18%
Net investment income	0.20%	0.26%	1.41%	2.94%	3.48%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,802,916	$3,472,460	$2,950,672	$3,192,965	$4,067,288
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.22% and 0.18% for the years ended July 31, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.013	0.026	0.033
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.013	0.026	0.033
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.013)	(0.026)	(0.033)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.013)	(0.026)	(0.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.06%	1.27%	2.67%	3.31%
Ratios to Average Net Assets:
Net expenses	0.40%[3]	0.43%	0.47%[3]	0.43%[3]	0.43%
Net investment income	0.01%	0.06%	1.16%	2.57%	3.26%
Expense waiver/reimbursement[4]	0.14%	0.12%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$852,955	$772,448	$1,342,615	$964,094	$856,704
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.40%, 0.47% and 0.43% for the years ended July 31, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.014	0.028	0.034
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.014	0.028	0.034
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.014)	(0.028)	(0.034)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.014)	(0.028)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.17%	1.42%	2.82%	3.46%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.32%	0.32%[3]	0.28%[3]	0.28%
Net investment income	0.10%	0.17%	1.30%	2.78%	3.41%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,284,749	$1,154,692	$1,537,150	$1,156,792	$1,012,433
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31%, 0.32% and 0.28% for the years ended July 31, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.90	$1.04
Institutional Service Shares	$1,000	$1,000.00	$1.93[2]
Institutional Capital Shares	$1,000	$1,000.40	$1.54
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.75	$1.05
Institutional Service Shares	$1,000	$1,022.86	$1.96[2]
Institutional Capital Shares	$1,000	$1,023.26	$1.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.39%
Institutional Capital Shares	0.31%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.28 and $2.31, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.3%
Municipal Notes	18.0%
Commercial Paper	2.1%
Other Assets and Liabilities — Net[2]	2.6%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.5%
8-30 Days	3.8%
31-90 Days	6.8%
91-180 Days	2.3%
181 Days or more	8.0%
Other Assets and Liabilities — Net[2]	2.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

July 31, 2011

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 97.4%[1,2]
	Alabama – 4.4%
$7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	7,325,000
5,000,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/4/2011	5,000,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	8,440,000
43,000,000	Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.390%, 8/3/2011	43,000,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.160%, 8/4/2011	10,000,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.250%, 8/1/2011	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.140%, 8/3/2011	15,000,000
4,100,000	Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.100%, 8/3/2011	4,100,000
3,725,000	East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 8/4/2011	3,725,000
16,545,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.120%, 8/4/2011	16,545,000
7,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.120%, 8/4/2011	7,000,000
1,665,000	Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.130%, 8/3/2011	1,665,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	6,000,000
4,350,000	North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 8/4/2011	4,350,000
9,800,000	Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.100%, 8/3/2011	9,800,000
27,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.730%, 8/4/2011	27,000,000
	TOTAL	218,950,000
Annual Shareholder Report
7

Principal Amount			Value
		Arizona – 0.3%
$4,275,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.200%, 8/4/2011	4,275,000
3,400,000		Maricopa County, AZ, IDA MFH Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.190%, 8/4/2011	3,400,000
1,960,000		Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.180%, 8/4/2011	1,960,000
4,000,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 8/4/2011	4,000,000
		TOTAL	13,635,000
		Arkansas – 0.4%
14,500,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.150%, 8/4/2011	14,500,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	7,100,000
		TOTAL	21,600,000
		California – 9.5%
3,750,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.150%, 8/4/2011	3,750,000
2,880,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.140%, 8/4/2011	2,880,000
29,000,000	[3,4]	BlackRock MuniYield California Quality Fund, Inc., (1,665 Series W-7), 0.230%, 8/4/2011	29,000,000
205,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.150%, 8/3/2011	205,000
2,605,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.150%, 8/3/2011	2,605,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.120%, 8/4/2011	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.120%, 8/4/2011	6,815,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.120%, 8/4/2011	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.120%, 8/4/2011	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.120%, 8/4/2011	2,940,000
480,000		California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.150%, 8/3/2011	480,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.120%, 8/4/2011	8,000,000
Annual Shareholder Report
8

Principal Amount		Value
$2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.120%, 8/4/2011	2,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.120%, 8/4/2011	2,350,000
2,000,000	California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.120%, 8/4/2011	2,000,000
2,120,000	California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.150%, 8/3/2011	2,120,000
3,920,000	California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.150%, 8/3/2011	3,920,000
8,640,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Bank of America N.A. LOC), 0.120%, 8/3/2011	8,640,000
2,845,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.150%, 8/3/2011	2,845,000
3,335,000	California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.110%, 8/3/2011	3,335,000
50,000,000	California State, GO Tax Exempt Notes, 0.29% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/9/2011	50,000,000
21,445,000	California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/18/2011	21,445,000
12,000,000	California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/25/2011	12,000,000
11,305,000	California State, GO Tax Exempt Notes, 0.50% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/11/2011	11,305,000
4,035,000	California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.200%, 8/4/2011	4,035,000
8,000,000	California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	8,000,000
Annual Shareholder Report
9

Principal Amount			Value
$10,410,000		California Statewide CDA MFH, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.180%, 8/4/2011	10,410,000
36,856,000	[3,4]	California Statewide CDA, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.180%, 8/4/2011	36,856,000
1,690,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.110%, 8/4/2011	1,690,000
5,060,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.120%, 8/1/2011	5,060,000
65,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 8/1/2012	66,133,060
8,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	8,129,027
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (956 Series 1) Weekly VRDPs (GTD by Citibank N.A., New York), 0.230%, 8/4/2011	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs (GTD by Citibank N.A., New York), 0.230%, 8/4/2011	15,000,000
60,695,000	[3,4]	Oakland, CA Redevelopment Agency, P-FLOATs (Series MT-176) Weekly VRDNs (Uptown Housing Partners LP)/(FHLMC LIQ)/(FHLMC LOC), 0.180%, 8/4/2011	60,695,000
915,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/4/2011	915,000
2,000,000		San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs (Dexia Credit Local LIQ), 2.000%, 8/4/2011	2,000,000
11,155,000	[3,4]	San Jose, CA MFH Revenue Bonds, P-FLOATs (Series MT-654) Weekly VRDNs (North White Road Associates)/(GTD by FHLMC)/(FHLMC LIQ), 0.180%, 8/4/2011	11,155,000
14,955,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/17/2011	14,955,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.23% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 8/4/2011	22,580,000
		TOTAL	467,298,087
		Colorado – 0.6%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/ (U.S. Bank, N.A. LOC), 0.180%, 8/4/2011	1,020,000
2,300,000		Colorado HFA, (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.130%, 8/4/2011	2,300,000
3,690,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/ (U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	3,690,000
Annual Shareholder Report
10

Principal Amount			Value
$215,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 8/4/2011	215,000
5,000,000		Denver, CO City & County Airport Authority, (Series E), 5.00% Bonds, 11/15/2011	5,062,299
15,000,000		Denver, CO City & County Airport Authority, (Subseries 2008C1) Weekly VRDNs (KBC Bank N.V. LOC), 0.110%, 8/3/2011	15,000,000
		TOTAL	27,287,299
		Connecticut – 1.1%
2,100,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/4/2011	2,100,000
9,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	9,000,000
600,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.180%, 8/4/2011	600,000
6,000,000		Derby, CT, 0.75% BANs, 9/2/2011	6,001,962
1,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.200%, 8/4/2011	1,500,000
10,000,000		Hartford, CT, 2.00% BANs, 4/12/2012	10,095,485
10,000,000		Killingly, CT, 1.25% BANs, 5/2/2012	10,053,794
6,000,000		Plainville, CT, 1.50% BANs, 10/27/2011	6,012,792
10,500,000		Putnam, CT, 1.50% BANs, 1/17/2012	10,529,835
		TOTAL	55,893,868
		Delaware – 0.2%
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.240%, 8/4/2011	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.420%, 8/3/2011	5,000,000
		TOTAL	12,000,000
		District of Columbia – 1.2%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.100%, 8/4/2011	7,500,000
13,680,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.180%, 8/4/2011	13,680,000
23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.390%, 8/3/2011	23,965,000
12,100,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/4/2011	12,100,000
Annual Shareholder Report
11

Principal Amount			Value
$3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.100%, 8/4/2011	3,770,000
		TOTAL	61,015,000
		Florida – 4.5%
12,110,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/4/2011	12,110,000
11,000,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.120%, 8/3/2011	11,000,000
3,755,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	3,755,000
1,055,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	1,055,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/4/2011	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/4/2011	17,000,000
21,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.440%, 8/3/2011	21,500,000
5,785,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.110%, 8/3/2011	5,785,000
3,215,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.110%, 8/3/2011	3,215,000
7,400,000		Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	7,400,000
2,900,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.340%, 8/1/2011	2,900,000
16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.36% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/15/2011	16,160,000
2,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.120%, 8/3/2011	2,000,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.210%, 8/4/2011	13,500,000
Annual Shareholder Report
12

Principal Amount			Value
$25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 8/4/2011	25,000,000
9,000,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.850%, 8/4/2011	9,000,000
40,205,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.390%, 8/4/2011	40,205,000
7,285,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.290%, 8/1/2011	7,285,000
9,445,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	9,445,000
		TOTAL	218,315,000
		Georgia – 4.9%
230,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.200%, 8/4/2011	230,000
18,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.310%, 8/1/2011	18,000,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.330%, 8/4/2011	5,400,000
11,000,000		Burke County, GA Development Authority, (1st Series 2008), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2012	11,005,253
13,155,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.180%, 8/1/2011	13,155,000
4,500,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.100%, 8/3/2011	4,500,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	9,300,000
12,905,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.700%, 8/4/2011	12,905,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.190%, 8/4/2011	11,000,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.340%, 8/1/2011	13,870,000
270,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.470%, 8/3/2011	270,000
Annual Shareholder Report
13

Principal Amount			Value
$10,080,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.310%, 8/1/2011	10,080,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/4/2011	18,000,000
10,000,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 8/3/2011	10,000,000
2,450,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/4/2011	2,450,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.340%, 8/1/2011	3,800,000
6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.100%, 8/3/2011	6,700,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.340%, 8/1/2011	19,600,000
7,750,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.310%, 8/1/2011	7,750,000
6,000,000		Municipal Gas Authority of Georgia, (Series III — J), 2.00% Bonds, 11/16/2011	6,024,466
5,000,000		Oglethorpe Power Corp. Scherer Project, (First Series 1995), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	5,000,000
1,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.120%, 8/4/2011	1,240,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.000%, 8/3/2011	10,750,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/4/2011	5,600,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 8/4/2011	19,000,000
		TOTAL	241,629,719
		Hawaii – 0.2%
10,092,000		Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(Union Bank, N.A. LOC), 0.150%, 8/2/2011	10,092,000
		Idaho – 0.0%
1,720,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.180%, 8/4/2011	1,720,000
Annual Shareholder Report
14

Principal Amount		Value
	Illinois – 2.3%
$840,000	Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/4/2011	840,000
1,290,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/4/2011	1,290,000
16,765,000	Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.120%, 8/4/2011	16,765,000
14,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.100%, 8/3/2011	14,000,000
1,345,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.310%, 8/4/2011	1,345,000
405,000	Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/ (Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	405,000
2,450,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 8/3/2011	2,450,000
800,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.420%, 8/4/2011	800,000
4,490,000	Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.280%, 8/4/2011	4,490,000
2,880,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/4/2011	2,880,000
3,770,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.290%, 8/4/2011	3,770,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.280%, 8/4/2011	3,695,000
2,400,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 1.830%, 8/3/2011	2,400,000
6,700,000	Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.110%, 8/4/2011	6,700,000
1,110,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Transparent ContainerCompany, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/4/2011	1,110,000
7,260,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.110%, 8/4/2011	7,260,000
910,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.620%, 8/4/2011	910,000
5,350,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.200%, 8/4/2011	5,350,000
Annual Shareholder Report
15

Principal Amount		Value
$26,535,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.250%, 8/4/2011	26,535,000
1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.130%, 8/3/2011	1,200,000
3,730,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/ (JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	3,730,000
2,000,000	Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/ (JPMorgan Chase Bank, N.A. LOC), 0.120%, 8/3/2011	2,000,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/4/2011	1,400,000
465,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/4/2011	465,000
	TOTAL	111,790,000
	Indiana – 2.3%
4,210,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	4,210,000
20,000,000	Bartholomew Consolidated School Corp., IN, 2.15% TANs, 12/30/2011	20,094,210
540,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/ (Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	540,000
2,400,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	2,400,000
12,600,000	Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/4/2011	12,600,000
6,095,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(BMO Harris Bank, N.A. LOC), 0.200%, 8/4/2011	6,095,000
4,960,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.130%, 8/4/2011	4,960,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.290%, 8/4/2011	7,400,000
900,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.270%, 8/3/2011	900,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/ (Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	5,000,000
4,035,000	Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/ (Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/4/2011	4,035,000
Annual Shareholder Report
16

Principal Amount			Value
$13,465,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	13,465,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.190%, 8/4/2011	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 8/4/2011	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 8/4/2011	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 8/4/2011	10,000,000
1,675,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.270%, 8/3/2011	1,675,000
1,300,000		St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	1,300,000
1,200,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	1,200,000
		TOTAL	112,874,210
		Iowa – 0.2%
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.070%, 8/4/2011	500,000
		TOTAL	11,800,000
		Kansas – 1.0%
11,838,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	11,838,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.110%, 8/4/2011	9,285,000
9,550,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(U.S. Bank, N.A. LOC), 0.110%, 8/4/2011	9,550,000
3,545,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley Bank LIQ), 0.120%, 8/4/2011	3,545,000
Annual Shareholder Report
17

Principal Amount			Value
$10,000,000		Wichita, KS, 0.50% BANs, 2/9/2012	10,000,275
		TOTAL	47,648,275
		Kentucky – 1.0%
6,000,000		Glasgow, KY, (Series 1990) Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 8/3/2011	6,000,000
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.170%, 8/4/2011	5,500,000
9,400,000		Kentucky Housing Corp., (2005 Series B) Weekly VRDNs (BNP Paribas SA LIQ), 0.130%, 8/3/2011	9,400,000
1,850,000		Kentucky Housing Corp., (2006 Series I) Weekly VRDNs (BNP Paribas SA LIQ), 0.120%, 8/3/2011	1,850,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.170%, 8/4/2011	5,740,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.100%, 8/4/2011	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Credit Agricole Corporate and Investment Bank LOC), 0.160%, 8/4/2011	10,000,000
		TOTAL	48,490,000
		Louisiana – 1.0%
15,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.220%, 8/3/2011	15,000,000
7,260,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana AMT)/ (Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	7,260,000
4,735,000		East Baton Rouge Parish, LA IDB, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 0.160%, 8/3/2011	4,735,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.130%, 8/4/2011	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.200%, 8/4/2011	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.110%, 8/3/2011	4,000,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.110%, 8/3/2011	7,500,000
		TOTAL	48,125,000
		Maine – 0.1%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/3/2011	3,100,000
Annual Shareholder Report
18

Principal Amount			Value
		Maryland – 1.5%
$565,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 8/3/2011	565,000
3,220,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.150%, 8/4/2011	3,220,000
2,500,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.400%, 8/4/2011	2,500,000
450,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 8/2/2011	450,000
2,430,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.120%, 8/3/2011	2,430,000
7,500,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.120%, 8/3/2011	7,500,000
6,200,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.120%, 8/4/2011	6,200,000
5,575,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.120%, 8/4/2011	5,575,000
16,890,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.100%, 8/4/2011	16,890,000
4,250,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/4/2011	4,250,000
2,550,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/4/2011	2,550,000
550,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 8/5/2011	550,000
1,630,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2011	1,630,000
1,885,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 8/4/2011	1,885,000
715,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.390%, 8/3/2011	715,000
Annual Shareholder Report
19

Principal Amount			Value
$13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/ (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.310%, 8/4/2011	13,185,000
3,405,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.180%, 8/5/2011	3,405,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.850%, 8/1/2011	959,000
2,100,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/ (Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	2,100,000
		TOTAL	76,559,000
		Massachusetts – 0.5%
665,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 8/4/2011	665,000
16,000,000		Framingham, MA, 3.00% BANs, 6/15/2012	16,379,459
5,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.75% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/11/2011	5,000,000
4,345,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.230%, 8/3/2011	4,345,000
		TOTAL	26,389,459
		Michigan – 4.2%
9,005,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	9,005,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.270%, 8/4/2011	5,500,000
27,750,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.280%, 8/3/2011	27,750,000
13,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	13,009,336
1,895,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	1,895,000
16,000,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.110%, 8/4/2011	16,000,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.280%, 8/3/2011	6,000,000
10,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 0.280%, 8/3/2011	10,000,000
Annual Shareholder Report
20

Principal Amount			Value
$1,310,000		Michigan State Housing Development Authority, SFM Revenue Bonds (2003 Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.800%, 8/3/2011	1,310,000
11,805,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.150%, 8/4/2011	11,805,000
4,680,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.230%, 8/4/2011	4,680,000
3,435,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.290%, 8/4/2011	3,435,000
80,000,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	80,205,964
6,785,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/4/2011	6,785,000
3,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	3,000,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/4/2011	6,945,000
		TOTAL	207,325,300
		Minnesota – 2.0%
600,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	600,000
1,600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	1,600,000
2,000,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.170%, 8/5/2011	2,000,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.150%, 8/5/2011	6,000,000
925,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/ (Bank of America N.A. LOC), 0.270%, 8/4/2011	925,000
2,890,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-C2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 8/3/2011	2,890,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.150%, 8/5/2011	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.150%, 8/5/2011	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.190%, 8/5/2011	5,000,000
4,125,000		St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.170%, 8/5/2011	4,125,000
Annual Shareholder Report
21

Principal Amount			Value
$21,950,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.150%, 8/5/2011	21,950,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.190%, 8/5/2011	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	545,000
6,990,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/ (Bank of America N.A. LOC), 0.190%, 8/5/2011	6,990,000
3,415,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.190%, 8/5/2011	3,415,000
		TOTAL	101,350,000
		Mississippi – 1.1%
8,990,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi AMT)/ (Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	8,990,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	9,770,000
7,000,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.200%, 8/4/2011	7,000,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	6,075,000
4,200,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.130%, 8/3/2011	4,200,000
		TOTAL	55,035,000
		Missouri – 0.4%
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/4/2011	2,000,000
1,240,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A28) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.580%, 8/3/2011	1,240,000
18,100,000		St. Louis County, MO IDA, (Series 2003) Weekly VRDNs (General Grant Colonial Village)/(U.S. Bank, N.A. LOC), 0.110%, 8/4/2011	18,100,000
460,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/ (Commerce Bank, N.A., Kansas City LOC), 0.310%, 8/4/2011	460,000
		TOTAL	21,800,000
Annual Shareholder Report
22

Principal Amount			Value
		Montana – 0.1%
$4,080,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.180%, 8/4/2011	4,080,000
		Multi-State – 13.6%
27,500,000	[3,4]	Blackrock MuniEnhanced Fund, Inc., (1,425 Series W-7 VRDP Shares), 0.250%, 8/4/2011	27,500,000
25,000,000	[3,4]	Blackrock MuniHoldings Investment Quality Fund, 2746 (Series W-7), 0.220%, 8/4/2011	25,000,000
28,000,000	[3,4]	Blackrock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares), 0.250%, 8/4/2011	28,000,000
21,828,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 8/4/2011	21,828,000
58,362,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 8/4/2011	58,362,000
6,238,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 8/4/2011	6,238,000
14,324,226	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 8/4/2011	14,324,226
25,825,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.230%, 8/4/2011	25,825,000
10,660,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 8/4/2011	10,660,000
18,353,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.180%, 8/4/2011	18,353,000
24,922,000		FHLMC, (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 8/4/2011	24,922,000
74,625,000	[3,4]	FHLMC, EAGLES (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.180%, 8/4/2011	74,625,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank, AG), 0.230%, 8/4/2011	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.250%, 8/4/2011	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG) 0.230%, 8/4/2011	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs (GTD by JP Morgan Chase Bank, N.A.), 0.230%, 8/4/2011	20,000,000
Annual Shareholder Report
23

Principal Amount			Value
$25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs (GTD by Deutsche Bank AG), 0.280%, 8/4/2011	25,000,000
24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.250%, 8/4/2011	24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs (GTD by Barclays Bank PLC), 0.250%, 8/4/2011	30,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.230%, 8/4/2011	5,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.230%, 8/4/2011	25,000,000
		TOTAL	671,237,226
		Nebraska – 0.4%
1,900,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	1,900,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, Floater Certificates (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.140%, 8/4/2011	10,720,000
5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.100%, 8/3/2011	5,700,000
		TOTAL	20,320,000
		Nevada – 4.7%
40,000,000		Clark County, NV Airport System, (Series 2011A), 2.00% BANs, 6/19/2012	40,492,238
76,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.850%, 8/3/2011	76,500,000
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.160%, 8/3/2011	50,000,000
32,195,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.140%, 8/4/2011	32,195,000
15,700,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.160%, 8/4/2011	15,700,000
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.23% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	19,295,000
		TOTAL	234,182,238
Annual Shareholder Report
24

Principal Amount			Value
		New Hampshire – 0.0%
$1,195,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.580%, 8/3/2011	1,195,000
45,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.580%, 8/3/2011	45,000
		TOTAL	1,240,000
		New Jersey – 2.4%
9,000,000	[3,4]	BlackRock MuniYield New Jersey Fund, Inc., (1,022 Series W-7), 0.250%, 8/4/2011	9,000,000
6,427,117		Clinton, NJ, 1.50% BANs, 8/26/2011	6,429,296
5,369,570		Denville Township, NJ, 1.00% BANs, 10/21/2011	5,374,658
5,000,000		Freehold Township, NJ, 1.50% BANs, 12/21/2011	5,013,500
9,270,000		Hackensack, NJ, 1.50% BANs, 8/19/2011	9,273,732
10,000,000		Medford Township, NJ, (Series 2011A), 1.50% BANs, 7/10/2012	10,058,621
6,259,225		Metuchen Borough, NJ, 1.25% BANs, 5/24/2012	6,279,343
3,263,850		Middle Township, NJ, 1.28% BANs, 12/16/2011	3,263,850
2,000,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/ (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	2,000,000
7,135,177		Oakland Borough, NJ, 1.50% BANs, 2/10/2012	7,167,683
6,778,000		Old Bridge Township, NJ, 1.00% BANs, 10/18/2011	6,784,478
10,000,000		Readington Township, NJ, 1.50% BANs, 2/2/2012	10,048,353
12,387,000		Robbinsville Township, NJ, 1.25% BANs, 9/20/2011	12,396,256
12,020,000		Sea Isle City, NJ, 1.75% BANs, 6/29/2012	12,112,116
12,000,000		Stafford Township, NJ, 1.25% BANs, 5/23/2012	12,062,671
		TOTAL	117,264,557
		New Mexico – 0.7%
265,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	265,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.180%, 8/4/2011	3,200,000
1,650,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.340%, 8/3/2011	1,650,000
10,000,000		New Mexico Educational Assistance Foundation, (Senior Series 2003A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.110%, 8/3/2011	10,000,000
6,910,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.110%, 8/3/2011	6,910,000
Annual Shareholder Report
25

Principal Amount			Value
$6,935,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.110%, 8/4/2011	6,935,000
1,380,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001-A66) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.580%, 8/3/2011	1,380,000
		TOTAL	33,740,000
		New York – 6.5%
16,000,000		Albany, NY, 1.25% BANs, 7/6/2012	16,125,791
10,000,000		Brewster, NY CSD, 0.75% BANs, 10/27/2011	10,005,474
14,300,000		Catskill, NY CSD, 1.25% BANs, 9/23/2011	14,308,223
10,000,000		Clyde-Savannah CSD, NY, 1.25% BANs, 7/13/2012	10,051,717
13,500,000		Cortland, NY Enlarged City School District, 1.50% BANs, 7/20/2012	13,597,151
7,270,000		Grand Island, NY, 1.25% BANs, 10/19/2011	7,280,950
6,824,900		Hamburg Town, NY, 1.25% BANs, 7/12/2012	6,867,225
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.200%, 8/4/2011	5,590,000
16,000,000		Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	16,111,054
7,445,000	[3,4]	Lockport, NY Housing Authority, Red Stone (Series 2010C-1) Weekly VRDNs (Urban Park Towers)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	7,445,000
105,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 8/4/2011	105,000
15,000,000		Nassau County, NY, 2.00% TANs, 10/15/2011	15,023,494
4,670,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.330%, 8/4/2011	4,670,000
35,000,000		New York City Housing Development Corp., MFH Revenue Bonds (2006 Series J-1), 0.48% TOBs 9/15/2011	35,000,000
22,415,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Dexia Credit Local LIQ), 1.150%, 8/1/2011	22,415,000
13,500,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 1.300%, 8/1/2011	13,500,000
30,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	30,466,104
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.220%, 8/4/2011	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.230%, 8/4/2011	31,000,000
 Annual Shareholder Report
26

Principal Amount			Value
$3,425,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.190%, 8/3/2011	3,425,000
11,775,417		Springville-Griffith Institute, NY CSD, (Series 2011A), 1.25% BANs, 6/19/2012	11,837,278
8,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 8/3/2011	8,000,000
4,080,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.120%, 8/3/2011	4,080,000
12,000,000		Whitesboro, NY CSD, 1.00% BANs, 6/15/2012	12,026,689
		TOTAL	319,931,150
		North Carolina – 0.9%
9,300,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.270%, 8/3/2011	9,300,000
4,400,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.160%, 8/3/2011	4,400,000
3,415,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 8/3/2011	3,415,000
5,475,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 8/4/2011	5,475,000
10,000,000		Pender County, NC, 0.50% BANs, 4/4/2012	10,006,671
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.150%, 8/4/2011	10,000,000
3,000,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wells Fargo Bank, N.A. LOC), 0.130%, 8/4/2011	3,000,000
		TOTAL	45,596,671
		North Dakota – 1.2%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 8/3/2011	30,000,000
415,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/ (U.S. Bank, N.A. LOC), 0.150%, 8/4/2011	415,000
18,835,000		North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.100%, 8/3/2011	18,835,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.180%, 8/4/2011	12,240,000
		TOTAL	61,490,000
Annual Shareholder Report
27

Principal Amount			Value
		Ohio – 3.3%
$5,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2011), 1.00% BANs, 7/26/2012	5,024,443
21,385,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	21,385,000
33,190,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.320%, 8/1/2011	33,190,000
18,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.320%, 8/1/2011	18,800,000
15,050,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	15,050,000
5,000,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.110%, 8/4/2011	5,000,000
7,000,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.400%, 8/3/2011	7,000,000
40,035,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.400%, 8/3/2011	40,035,000
19,655,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	19,655,000
		TOTAL	165,139,443
		Oklahoma – 0.7%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.120%, 8/3/2011	5,200,000
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/ (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	8,000,000
15,674,941	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/ (Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	15,674,941
2,500,000		Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs (ConocoPhillips), 0.080%, 8/3/2011	2,500,000
1,470,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	1,470,000
		TOTAL	32,844,941
		Oregon – 0.5%
5,000,000	[3,4]	Oregon State EDRB, (1998 Refunding Bonds) (Series 187) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 0.160%, 8/4/2011	5,000,000
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	500,000
Annual Shareholder Report
28

Principal Amount			Value
$10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	10,000,000
		TOTAL	25,500,000
		Pennsylvania – 0.5%
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.120%, 8/3/2011	1,600,000
4,645,000		Dauphin County, PA IDA, EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.120%, 8/3/2011	4,645,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.170%, 8/4/2011	5,000,000
9,900,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 3.100%, 8/4/2011	9,900,000
1,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.110%, 8/4/2011	1,200,000
3,850,000		Philadelphia, PA IDA, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.090%, 8/4/2011	3,850,000
		TOTAL	26,195,000
		Rhode Island – 0.3%
9,000,000		Newport, RI, 1.50% BANs, 7/6/2012	9,095,740
7,760,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.300%, 8/1/2011	7,760,000
		TOTAL	16,855,740
		South Carolina – 2.7%
10,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.260%, 8/3/2011	10,000,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.100%, 8/3/2011	5,600,000
25,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.260%, 8/3/2011	25,000,000
12,000,000		South Carolina Association of Governmental Organizations (SCAGO), (Series A), 1.50% TANs, 4/13/2012	12,106,082
10,000,000		South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.120%, 8/3/2011	10,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2011	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2011	6,225,000
Annual Shareholder Report
29

Principal Amount			Value
$8,280,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.390%, 8/3/2011	8,280,000
33,325,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.600%, 8/3/2011	33,325,000
7,000,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.120%, 8/4/2011	7,000,000
12,400,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/4/2011	12,400,000
		TOTAL	132,936,082
		South Dakota – 0.3%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 8/4/2011	8,410,000
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 8/4/2011	4,000,000
		TOTAL	12,410,000
		Tennessee – 1.2%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.150%, 8/3/2011	5,000,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	3,500,000
5,645,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/ (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.280%, 8/4/2011	5,645,000
10,000,000		Lewisburg, TN IDB, (Series 2003) Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.090%, 8/4/2011	10,000,000
330,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/4/2011	330,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	7,500,000
4,490,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/ (Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2011	4,490,000
8,500,000		Selmer/McNairy County, TN Industrial Development Board, (Series 2008) Weekly VRDNs (United Stainless, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	8,500,000
Annual Shareholder Report
30

Principal Amount			Value
$12,380,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	12,380,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.620%, 8/3/2011	845,000
		TOTAL	58,190,000
		Texas – 5.9%
9,950,000		Brazos Harbor, TX IDC Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.130%, 8/3/2011	9,950,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.200%, 8/4/2011	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.200%, 8/4/2011	8,200,000
4,045,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/3/2011	4,045,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.190%, 8/4/2011	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/4/2011	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.180%, 8/4/2011	3,000,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	14,370,000
11,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.080%, 8/3/2011	11,000,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.110%, 8/4/2011	13,000,000
140,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.580%, 8/3/2011	140,000
9,785,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.180%, 8/4/2011	9,785,000
135,000,000		Texas State, 2.00% TRANs, 8/31/2011	135,182,163
7,195,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 8/3/2011	7,195,000
Annual Shareholder Report
31

Principal Amount		Value
$52,000,000	Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.210%, 8/4/2011	52,000,000
	TOTAL	290,692,163
	Utah – 0.2%
1,375,000	Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.250%, 8/4/2011	1,375,000
5,000,000	Salt Lake Valley, UT Fire Service Area, (Series 2011), 1.50% TRANs, 12/29/2011	5,024,915
1,100,000	Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.180%, 8/4/2011	1,100,000
	TOTAL	7,499,915
	Vermont – 0.6%
13,800,000	Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.270%, 8/3/2011	13,800,000
14,500,000	Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.270%, 8/3/2011	14,500,000
	TOTAL	28,300,000
	Virginia – 0.3%
1,000,000	Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.630%, 8/4/2011	1,000,000
2,000,000	Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	2,000,000
7,200,000	Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.330%, 8/1/2011	7,200,000
3,000,000	Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/4/2011	3,000,000
	TOTAL	13,200,000
	Washington – 1.9%
2,400,000	Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	2,400,000
9,000,000	Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.420%, 8/4/2011	9,000,000
450,000	Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.190%, 8/4/2011	450,000
2,585,000	Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.150%, 8/4/2011	2,585,000
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Principal Amount			Value
$7,455,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.220%, 8/4/2011	7,455,000
2,940,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.650%, 8/4/2011	2,940,000
4,100,000		Washington State EDFA, (Series 2001C) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/3/2011	4,100,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.180%, 8/4/2011	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.180%, 8/4/2011	1,000,000
1,410,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.200%, 8/4/2011	1,410,000
4,720,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/3/2011	4,720,000
5,335,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.140%, 8/3/2011	5,335,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.830%, 8/4/2011	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2011	4,500,000
2,875,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.150%, 8/4/2011	2,875,000
3,590,000		Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.210%, 8/4/2011	3,590,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	2,250,000
5,350,000		Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.110%, 8/4/2011	5,350,000
12,200,000		Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(FHLB of San Francisco LOC), 0.100%, 8/1/2011	12,200,000
3,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.130%, 8/4/2011	3,560,000
		TOTAL	93,095,000
		West Virginia – 0.4%
5,000,000		Grant County, WV County Commission, PCRB (Series 1994), 0.35% CP (Virginia Electric & Power Co.), Mandatory Tender 8/22/2011	5,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.120%, 8/4/2011	3,760,000
Annual Shareholder Report
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Principal Amount		Value
$10,000,000	West Virginia EDA Solid Waste Disposal Facilities, (Series 2008B) Weekly VRDNs (Appalachian Power Co.)/(Mizuho Corporate Bank Ltd. LOC), 0.110%, 8/4/2011	10,000,000
	TOTAL	18,760,000
	Wisconsin – 2.9%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.330%, 8/4/2011	9,500,000
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 8/4/2011	4,000,000
15,500,000	Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/4/2011	15,500,000
800,000	Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/ (U.S. Bank, N.A. LOC), 0.240%, 8/3/2011	800,000
1,325,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/ (U.S. Bank, N.A. LOC), 0.260%, 8/4/2011	1,325,000
4,810,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/4/2011	4,810,000
1,645,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.310%, 8/4/2011	1,645,000
1,600,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	1,600,000
81,650,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.220%, 8/4/2011	81,650,000
19,500,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.220%, 8/4/2011	19,500,000
4,400,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.080%, 8/3/2011	4,400,000
	TOTAL	144,730,000
	Wyoming – 0.3%
12,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/3/2011	12,700,000
	TOTAL MUNICIPAL INVESTMENTS — 97.4% (AT AMORTIZED COST)[5]	$4,809,852,343
	OTHER ASSETS AND LIABILITIES - NET — 2.6%[6]	130,767,978
	TOTAL NET ASSETS — 100%	$4,940,620,321

Securities that are subject to the federal alternative minimum tax (AMT) represent 64.8% of the portfolio as calculated based upon total market value (percentage is unaudited).

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34

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
96.8%	3.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $1,159,746,167, which represented 23.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $1,159,746,167, which represented 23.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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35

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter of Credit(s)
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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36

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$4,809,852,343
Cash		624,660
Income receivable		7,674,170
Receivable for investments sold		165,898,633
Receivable for shares sold		129,652
TOTAL ASSETS		4,984,179,458
Liabilities:
Payable for investments purchased	$39,843,380
Payable for shares redeemed	3,057,679
Income distribution payable	109,362
Payable for Directors'/Trustees' fees	5,307
Payable for shareholder services fee (Note 5)	420,295
Accrued expenses	123,114
TOTAL LIABILITIES		43,559,137
Net assets for 4,939,944,209 shares outstanding		$4,940,620,321
Net Assets Consist of:
Paid-in capital		$4,939,923,898
Accumulated net realized gain on investments		699,264
Distributions in excess of net investment income		(2,841)
TOTAL NET ASSETS		$4,940,620,321
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$2,802,916,461 ÷ 2,801,470,371 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$852,954,593 ÷ 853,358,159 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,284,749,267 ÷ 1,285,115,679 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$22,451,920
Expenses:
Investment adviser fee (Note 5)		$10,739,169
Administrative fee (Note 5)		4,196,357
Custodian fees		182,385
Transfer and dividend disbursing agent fees and expenses		68,928
Directors'/Trustees' fees		42,488
Auditing fees		19,548
Legal fees		23,787
Portfolio accounting fees		184,736
Shareholder services fee (Note 5)		3,038,073
Account administration fee (Note 2)		300,399
Share registration costs		194,358
Printing and postage		62,573
Insurance premiums		15,031
Miscellaneous		34,451
TOTAL EXPENSES		19,102,283
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(4,114,472)
Waiver of administrative fee (Note 5)	(110,103)
Waiver of shareholder services fee (Note 5)	(482,900)
Reimbursement of shareholder services fee (Note 5)	(56,261)
Reduction of custodian fee (Note 6)	(214)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(4,763,950)
Net expenses			14,338,333
Net investment income			8,113,587
Net realized gain on investments			737,407
Change in net assets resulting from operations			$8,850,994

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,113,587	$13,136,382
Net realized gain on investments	737,407	7,905
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,850,994	13,144,287
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,704,737)	(10,000,189)
Institutional Service Shares	(93,690)	(790,961)
Institutional Capital Shares	(1,147,704)	(2,516,032)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,946,131)	(13,307,182)
Share Transactions:
Proceeds from sale of shares	17,587,565,747	21,422,386,005
Net asset value of shares issued to shareholders in payment of distributions declared	5,570,706	9,025,535
Cost of shares redeemed	(18,053,020,770)	(21,862,091,683)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(459,884,317)	(430,680,143)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	—	5,650
Change in net assets	(458,979,454)	(430,837,388)
Net Assets:
Beginning of period	5,399,599,775	5,830,437,163
End of period (including distributions in excess of net investment income of $(2,841) and $(170,297), respectively)	$4,940,620,321	$5,399,599,775

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares and Institutional Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Service Shares	$258,511
Institutional Capital Shares	$41,888
TOTAL	$300,399
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares	Shares	Amount	Shares	Amount
Shares sold	13,233,574,077	$13,233,574,077	17,162,760,085	$17,162,760,085
Shares issued to shareholders in payment of distributions declared	4,460,794	4,460,794	6,030,428	6,030,428
Shares redeemed	(13,908,124,771)	(13,908,124,771)	(16,646,914,296)	(16,646,914,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(670,089,900)	$(670,089,900)	521,876,217	$521,876,217
Year Ended July 31	2011		2010
Institutional Service Shares	Shares	Amount	Shares	Amount
Shares sold	1,854,432,678	$1,854,432,678	2,376,995,802	$2,376,995,802
Shares issued to shareholders in payment of distributions declared	81,897	81,897	664,672	664,672
Shares redeemed	(1,774,158,196)	(1,774,158,196)	(2,947,794,073)	(2,947,794,073)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	80,356,379	$80,356,379	(570,133,599)	$(570,133,599)
Year Ended July 31	2011		2010
Institutional Capital Shares	Shares	Amount	Shares	Amount
Shares sold	2,499,558,992	$2,499,558,992	1,882,630,118	$1,882,630,118
Shares issued to shareholders in payment of distributions declared	1,028,015	1,028,015	2,330,435	2,330,435
Shares redeemed	(2,370,737,803)	(2,370,737,803)	(2,267,383,314)	(2,267,383,314)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	129,849,204	$129,849,204	(382,422,761)	$(382,422,761)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(459,884,317)	$(459,884,317)	(430,680,143)	$(430,680,143)
Annual Shareholder Report
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4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Tax-exempt income	$7,946,131	$13,307,182

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(2,841)
Undistributed ordinary income[1]	$302,022
Undistributed long-term capital gain	$397,242
1	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The Fund used capital loss carryforwards of $38,143 to offset taxable capital gains realized during the year ended July 31, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $4,114,472 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $110,103 of its fee.

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43

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$1,930,111	$(45,381)	$(481,795)
Institutional Capital Shares	$1,107,962	$(10,880)	$(1,105)
TOTAL	$3,038,073	$(56,261)	$(482,900)

For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,518,624,000 and $5,447,940,000 respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2011, the Fund's expenses were reduced by $214 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

9. REGULATORY SETTLEMENT PROCEEDS

During the year ended July 31, 2010, the Fund received $5,650 in settlement of administrative proceedings against other unaffiliated third parties. The settlement was recorded as an increase to paid-in capital. This regulatory settlement did not have an impact on the total return of any class of the Fund.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

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11. SUBSEQUENT EVENTS

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate the word “Institutional” will be removed from the Fund's Institutional Service Shares and Institutional Capital Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2011, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 Vice President Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

Federated municipal obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

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were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658
Cusip 60934N641
Cusip 60934N633

Q450516 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.003	0.015	0.029	0.035
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.003	0.015	0.029	0.035
Less Distributions:
Distributions from net investment income	(0.002)	(0.003)	(0.015)	(0.029)	(0.035)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.003)	(0.015)	(0.029)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.20%	0.27%	1.52%	2.92%	3.57%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.22%	0.22%[3]	0.18%[3]	0.18%
Net investment income	0.20%	0.26%	1.41%	2.94%	3.48%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,802,916	$3,472,460	$2,950,672	$3,192,965	$4,067,288
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.22% and 0.18% for the years ended July 31, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,000.90	$1.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.75	$1.05
1	Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report
2

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.3%
Municipal Notes	18.0%
Commercial Paper	2.1%
Other Assets and Liabilities — Net[2]	2.6%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.5%
8-30 Days	3.8%
31-90 Days	6.8%
91-180 Days	2.3%
181 Days or more	8.0%
Other Assets and Liabilities — Net[2]	2.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
3

Portfolio of Investments

July 31, 2011

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 97.4%[1,2]
	Alabama – 4.4%
$7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	7,325,000
5,000,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/4/2011	5,000,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	8,440,000
43,000,000	Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.390%, 8/3/2011	43,000,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.160%, 8/4/2011	10,000,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.250%, 8/1/2011	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.140%, 8/3/2011	15,000,000
4,100,000	Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.100%, 8/3/2011	4,100,000
3,725,000	East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 8/4/2011	3,725,000
16,545,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.120%, 8/4/2011	16,545,000
7,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.120%, 8/4/2011	7,000,000
1,665,000	Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.130%, 8/3/2011	1,665,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	6,000,000
4,350,000	North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 8/4/2011	4,350,000
9,800,000	Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.100%, 8/3/2011	9,800,000
27,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.730%, 8/4/2011	27,000,000
	TOTAL	218,950,000
Annual Shareholder Report
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Principal Amount			Value
		Arizona – 0.3%
$4,275,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.200%, 8/4/2011	4,275,000
3,400,000		Maricopa County, AZ, IDA MFH Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.190%, 8/4/2011	3,400,000
1,960,000		Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.180%, 8/4/2011	1,960,000
4,000,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 8/4/2011	4,000,000
		TOTAL	13,635,000
		Arkansas – 0.4%
14,500,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.150%, 8/4/2011	14,500,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	7,100,000
		TOTAL	21,600,000
		California – 9.5%
3,750,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.150%, 8/4/2011	3,750,000
2,880,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.140%, 8/4/2011	2,880,000
29,000,000	[3,4]	BlackRock MuniYield California Quality Fund, Inc., (1,665 Series W-7), 0.230%, 8/4/2011	29,000,000
205,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.150%, 8/3/2011	205,000
2,605,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.150%, 8/3/2011	2,605,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.120%, 8/4/2011	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.120%, 8/4/2011	6,815,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.120%, 8/4/2011	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.120%, 8/4/2011	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.120%, 8/4/2011	2,940,000
480,000		California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.150%, 8/3/2011	480,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.120%, 8/4/2011	8,000,000
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Principal Amount		Value
$2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.120%, 8/4/2011	2,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.120%, 8/4/2011	2,350,000
2,000,000	California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.120%, 8/4/2011	2,000,000
2,120,000	California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.150%, 8/3/2011	2,120,000
3,920,000	California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.150%, 8/3/2011	3,920,000
8,640,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Bank of America N.A. LOC), 0.120%, 8/3/2011	8,640,000
2,845,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.150%, 8/3/2011	2,845,000
3,335,000	California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.110%, 8/3/2011	3,335,000
50,000,000	California State, GO Tax Exempt Notes, 0.29% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/9/2011	50,000,000
21,445,000	California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/18/2011	21,445,000
12,000,000	California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/25/2011	12,000,000
11,305,000	California State, GO Tax Exempt Notes, 0.50% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/11/2011	11,305,000
4,035,000	California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.200%, 8/4/2011	4,035,000
8,000,000	California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	8,000,000
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Principal Amount			Value
$10,410,000		California Statewide CDA MFH, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.180%, 8/4/2011	10,410,000
36,856,000	[3,4]	California Statewide CDA, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.180%, 8/4/2011	36,856,000
1,690,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.110%, 8/4/2011	1,690,000
5,060,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.120%, 8/1/2011	5,060,000
65,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 8/1/2012	66,133,060
8,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	8,129,027
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (956 Series 1) Weekly VRDPs (GTD by Citibank N.A., New York), 0.230%, 8/4/2011	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs (GTD by Citibank N.A., New York), 0.230%, 8/4/2011	15,000,000
60,695,000	[3,4]	Oakland, CA Redevelopment Agency, P-FLOATs (Series MT-176) Weekly VRDNs (Uptown Housing Partners LP)/(FHLMC LIQ)/(FHLMC LOC), 0.180%, 8/4/2011	60,695,000
915,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/4/2011	915,000
2,000,000		San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs (Dexia Credit Local LIQ), 2.000%, 8/4/2011	2,000,000
11,155,000	[3,4]	San Jose, CA MFH Revenue Bonds, P-FLOATs (Series MT-654) Weekly VRDNs (North White Road Associates)/(GTD by FHLMC)/(FHLMC LIQ), 0.180%, 8/4/2011	11,155,000
14,955,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/17/2011	14,955,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.23% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 8/4/2011	22,580,000
		TOTAL	467,298,087
		Colorado – 0.6%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/ (U.S. Bank, N.A. LOC), 0.180%, 8/4/2011	1,020,000
2,300,000		Colorado HFA, (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.130%, 8/4/2011	2,300,000
3,690,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/ (U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	3,690,000
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Principal Amount			Value
$215,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 8/4/2011	215,000
5,000,000		Denver, CO City & County Airport Authority, (Series E), 5.00% Bonds, 11/15/2011	5,062,299
15,000,000		Denver, CO City & County Airport Authority, (Subseries 2008C1) Weekly VRDNs (KBC Bank N.V. LOC), 0.110%, 8/3/2011	15,000,000
		TOTAL	27,287,299
		Connecticut – 1.1%
2,100,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/4/2011	2,100,000
9,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	9,000,000
600,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.180%, 8/4/2011	600,000
6,000,000		Derby, CT, 0.75% BANs, 9/2/2011	6,001,962
1,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.200%, 8/4/2011	1,500,000
10,000,000		Hartford, CT, 2.00% BANs, 4/12/2012	10,095,485
10,000,000		Killingly, CT, 1.25% BANs, 5/2/2012	10,053,794
6,000,000		Plainville, CT, 1.50% BANs, 10/27/2011	6,012,792
10,500,000		Putnam, CT, 1.50% BANs, 1/17/2012	10,529,835
		TOTAL	55,893,868
		Delaware – 0.2%
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.240%, 8/4/2011	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.420%, 8/3/2011	5,000,000
		TOTAL	12,000,000
		District of Columbia – 1.2%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.100%, 8/4/2011	7,500,000
13,680,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.180%, 8/4/2011	13,680,000
23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.390%, 8/3/2011	23,965,000
12,100,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/4/2011	12,100,000
Annual Shareholder Report
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Principal Amount			Value
$3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.100%, 8/4/2011	3,770,000
		TOTAL	61,015,000
		Florida – 4.5%
12,110,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/4/2011	12,110,000
11,000,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.120%, 8/3/2011	11,000,000
3,755,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	3,755,000
1,055,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	1,055,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/4/2011	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/4/2011	17,000,000
21,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.440%, 8/3/2011	21,500,000
5,785,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.110%, 8/3/2011	5,785,000
3,215,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.110%, 8/3/2011	3,215,000
7,400,000		Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	7,400,000
2,900,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.340%, 8/1/2011	2,900,000
16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.36% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/15/2011	16,160,000
2,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.120%, 8/3/2011	2,000,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.210%, 8/4/2011	13,500,000
Annual Shareholder Report
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Principal Amount			Value
$25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 8/4/2011	25,000,000
9,000,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.850%, 8/4/2011	9,000,000
40,205,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.390%, 8/4/2011	40,205,000
7,285,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.290%, 8/1/2011	7,285,000
9,445,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	9,445,000
		TOTAL	218,315,000
		Georgia – 4.9%
230,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.200%, 8/4/2011	230,000
18,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.310%, 8/1/2011	18,000,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.330%, 8/4/2011	5,400,000
11,000,000		Burke County, GA Development Authority, (1st Series 2008), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2012	11,005,253
13,155,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.180%, 8/1/2011	13,155,000
4,500,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.100%, 8/3/2011	4,500,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	9,300,000
12,905,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.700%, 8/4/2011	12,905,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.190%, 8/4/2011	11,000,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.340%, 8/1/2011	13,870,000
270,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.470%, 8/3/2011	270,000
Annual Shareholder Report
10

Principal Amount			Value
$10,080,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.310%, 8/1/2011	10,080,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/4/2011	18,000,000
10,000,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 8/3/2011	10,000,000
2,450,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/4/2011	2,450,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.340%, 8/1/2011	3,800,000
6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.100%, 8/3/2011	6,700,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.340%, 8/1/2011	19,600,000
7,750,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.310%, 8/1/2011	7,750,000
6,000,000		Municipal Gas Authority of Georgia, (Series III — J), 2.00% Bonds, 11/16/2011	6,024,466
5,000,000		Oglethorpe Power Corp. Scherer Project, (First Series 1995), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	5,000,000
1,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.120%, 8/4/2011	1,240,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.000%, 8/3/2011	10,750,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/4/2011	5,600,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 8/4/2011	19,000,000
		TOTAL	241,629,719
		Hawaii – 0.2%
10,092,000		Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(Union Bank, N.A. LOC), 0.150%, 8/2/2011	10,092,000
		Idaho – 0.0%
1,720,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.180%, 8/4/2011	1,720,000
Annual Shareholder Report
11

Principal Amount		Value
	Illinois – 2.3%
$840,000	Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/4/2011	840,000
1,290,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/4/2011	1,290,000
16,765,000	Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.120%, 8/4/2011	16,765,000
14,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.100%, 8/3/2011	14,000,000
1,345,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.310%, 8/4/2011	1,345,000
405,000	Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/ (Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	405,000
2,450,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 8/3/2011	2,450,000
800,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.420%, 8/4/2011	800,000
4,490,000	Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.280%, 8/4/2011	4,490,000
2,880,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/4/2011	2,880,000
3,770,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.290%, 8/4/2011	3,770,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.280%, 8/4/2011	3,695,000
2,400,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 1.830%, 8/3/2011	2,400,000
6,700,000	Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.110%, 8/4/2011	6,700,000
1,110,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Transparent ContainerCompany, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/4/2011	1,110,000
7,260,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.110%, 8/4/2011	7,260,000
910,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.620%, 8/4/2011	910,000
5,350,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.200%, 8/4/2011	5,350,000
Annual Shareholder Report
12

Principal Amount		Value
$26,535,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.250%, 8/4/2011	26,535,000
1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.130%, 8/3/2011	1,200,000
3,730,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/ (JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	3,730,000
2,000,000	Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/ (JPMorgan Chase Bank, N.A. LOC), 0.120%, 8/3/2011	2,000,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/4/2011	1,400,000
465,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/4/2011	465,000
	TOTAL	111,790,000
	Indiana – 2.3%
4,210,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	4,210,000
20,000,000	Bartholomew Consolidated School Corp., IN, 2.15% TANs, 12/30/2011	20,094,210
540,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/ (Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	540,000
2,400,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	2,400,000
12,600,000	Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/4/2011	12,600,000
6,095,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(BMO Harris Bank, N.A. LOC), 0.200%, 8/4/2011	6,095,000
4,960,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.130%, 8/4/2011	4,960,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.290%, 8/4/2011	7,400,000
900,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.270%, 8/3/2011	900,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/ (Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	5,000,000
4,035,000	Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/ (Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/4/2011	4,035,000
Annual Shareholder Report
13

Principal Amount			Value
$13,465,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	13,465,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.190%, 8/4/2011	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 8/4/2011	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 8/4/2011	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 8/4/2011	10,000,000
1,675,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.270%, 8/3/2011	1,675,000
1,300,000		St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	1,300,000
1,200,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	1,200,000
		TOTAL	112,874,210
		Iowa – 0.2%
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.070%, 8/4/2011	500,000
		TOTAL	11,800,000
		Kansas – 1.0%
11,838,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	11,838,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.110%, 8/4/2011	9,285,000
9,550,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(U.S. Bank, N.A. LOC), 0.110%, 8/4/2011	9,550,000
3,545,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley Bank LIQ), 0.120%, 8/4/2011	3,545,000
Annual Shareholder Report
14

Principal Amount			Value
$10,000,000		Wichita, KS, 0.50% BANs, 2/9/2012	10,000,275
		TOTAL	47,648,275
		Kentucky – 1.0%
6,000,000		Glasgow, KY, (Series 1990) Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 8/3/2011	6,000,000
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.170%, 8/4/2011	5,500,000
9,400,000		Kentucky Housing Corp., (2005 Series B) Weekly VRDNs (BNP Paribas SA LIQ), 0.130%, 8/3/2011	9,400,000
1,850,000		Kentucky Housing Corp., (2006 Series I) Weekly VRDNs (BNP Paribas SA LIQ), 0.120%, 8/3/2011	1,850,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.170%, 8/4/2011	5,740,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.100%, 8/4/2011	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Credit Agricole Corporate and Investment Bank LOC), 0.160%, 8/4/2011	10,000,000
		TOTAL	48,490,000
		Louisiana – 1.0%
15,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.220%, 8/3/2011	15,000,000
7,260,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana AMT)/ (Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	7,260,000
4,735,000		East Baton Rouge Parish, LA IDB, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 0.160%, 8/3/2011	4,735,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.130%, 8/4/2011	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.200%, 8/4/2011	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.110%, 8/3/2011	4,000,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.110%, 8/3/2011	7,500,000
		TOTAL	48,125,000
		Maine – 0.1%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/3/2011	3,100,000
Annual Shareholder Report
15

Principal Amount			Value
		Maryland – 1.5%
$565,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 8/3/2011	565,000
3,220,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.150%, 8/4/2011	3,220,000
2,500,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.400%, 8/4/2011	2,500,000
450,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 8/2/2011	450,000
2,430,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.120%, 8/3/2011	2,430,000
7,500,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.120%, 8/3/2011	7,500,000
6,200,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.120%, 8/4/2011	6,200,000
5,575,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.120%, 8/4/2011	5,575,000
16,890,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.100%, 8/4/2011	16,890,000
4,250,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/4/2011	4,250,000
2,550,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/4/2011	2,550,000
550,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 8/5/2011	550,000
1,630,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2011	1,630,000
1,885,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 8/4/2011	1,885,000
715,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.390%, 8/3/2011	715,000
Annual Shareholder Report
16

Principal Amount			Value
$13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/ (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.310%, 8/4/2011	13,185,000
3,405,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.180%, 8/5/2011	3,405,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.850%, 8/1/2011	959,000
2,100,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/ (Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	2,100,000
		TOTAL	76,559,000
		Massachusetts – 0.5%
665,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 8/4/2011	665,000
16,000,000		Framingham, MA, 3.00% BANs, 6/15/2012	16,379,459
5,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.75% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/11/2011	5,000,000
4,345,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.230%, 8/3/2011	4,345,000
		TOTAL	26,389,459
		Michigan – 4.2%
9,005,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	9,005,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.270%, 8/4/2011	5,500,000
27,750,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.280%, 8/3/2011	27,750,000
13,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	13,009,336
1,895,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	1,895,000
16,000,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.110%, 8/4/2011	16,000,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.280%, 8/3/2011	6,000,000
10,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 0.280%, 8/3/2011	10,000,000
Annual Shareholder Report
17

Principal Amount			Value
$1,310,000		Michigan State Housing Development Authority, SFM Revenue Bonds (2003 Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.800%, 8/3/2011	1,310,000
11,805,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.150%, 8/4/2011	11,805,000
4,680,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.230%, 8/4/2011	4,680,000
3,435,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.290%, 8/4/2011	3,435,000
80,000,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	80,205,964
6,785,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/4/2011	6,785,000
3,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	3,000,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/4/2011	6,945,000
		TOTAL	207,325,300
		Minnesota – 2.0%
600,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	600,000
1,600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	1,600,000
2,000,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.170%, 8/5/2011	2,000,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.150%, 8/5/2011	6,000,000
925,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/ (Bank of America N.A. LOC), 0.270%, 8/4/2011	925,000
2,890,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-C2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 8/3/2011	2,890,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.150%, 8/5/2011	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.150%, 8/5/2011	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.190%, 8/5/2011	5,000,000
4,125,000		St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.170%, 8/5/2011	4,125,000
Annual Shareholder Report
18

Principal Amount			Value
$21,950,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.150%, 8/5/2011	21,950,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.190%, 8/5/2011	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	545,000
6,990,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/ (Bank of America N.A. LOC), 0.190%, 8/5/2011	6,990,000
3,415,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.190%, 8/5/2011	3,415,000
		TOTAL	101,350,000
		Mississippi – 1.1%
8,990,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi AMT)/ (Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	8,990,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	9,770,000
7,000,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.200%, 8/4/2011	7,000,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	6,075,000
4,200,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.130%, 8/3/2011	4,200,000
		TOTAL	55,035,000
		Missouri – 0.4%
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/4/2011	2,000,000
1,240,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A28) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.580%, 8/3/2011	1,240,000
18,100,000		St. Louis County, MO IDA, (Series 2003) Weekly VRDNs (General Grant Colonial Village)/(U.S. Bank, N.A. LOC), 0.110%, 8/4/2011	18,100,000
460,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/ (Commerce Bank, N.A., Kansas City LOC), 0.310%, 8/4/2011	460,000
		TOTAL	21,800,000
Annual Shareholder Report
19

Principal Amount			Value
		Montana – 0.1%
$4,080,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.180%, 8/4/2011	4,080,000
		Multi-State – 13.6%
27,500,000	[3,4]	Blackrock MuniEnhanced Fund, Inc., (1,425 Series W-7 VRDP Shares), 0.250%, 8/4/2011	27,500,000
25,000,000	[3,4]	Blackrock MuniHoldings Investment Quality Fund, 2746 (Series W-7), 0.220%, 8/4/2011	25,000,000
28,000,000	[3,4]	Blackrock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares), 0.250%, 8/4/2011	28,000,000
21,828,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 8/4/2011	21,828,000
58,362,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 8/4/2011	58,362,000
6,238,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 8/4/2011	6,238,000
14,324,226	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 8/4/2011	14,324,226
25,825,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.230%, 8/4/2011	25,825,000
10,660,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 8/4/2011	10,660,000
18,353,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.180%, 8/4/2011	18,353,000
24,922,000		FHLMC, (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 8/4/2011	24,922,000
74,625,000	[3,4]	FHLMC, EAGLES (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.180%, 8/4/2011	74,625,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank, AG), 0.230%, 8/4/2011	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.250%, 8/4/2011	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG) 0.230%, 8/4/2011	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs (GTD by JP Morgan Chase Bank, N.A.), 0.230%, 8/4/2011	20,000,000
Annual Shareholder Report
20

Principal Amount			Value
$25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs (GTD by Deutsche Bank AG), 0.280%, 8/4/2011	25,000,000
24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.250%, 8/4/2011	24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs (GTD by Barclays Bank PLC), 0.250%, 8/4/2011	30,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.230%, 8/4/2011	5,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.230%, 8/4/2011	25,000,000
		TOTAL	671,237,226
		Nebraska – 0.4%
1,900,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	1,900,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, Floater Certificates (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.140%, 8/4/2011	10,720,000
5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.100%, 8/3/2011	5,700,000
		TOTAL	20,320,000
		Nevada – 4.7%
40,000,000		Clark County, NV Airport System, (Series 2011A), 2.00% BANs, 6/19/2012	40,492,238
76,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.850%, 8/3/2011	76,500,000
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.160%, 8/3/2011	50,000,000
32,195,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.140%, 8/4/2011	32,195,000
15,700,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.160%, 8/4/2011	15,700,000
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.23% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	19,295,000
		TOTAL	234,182,238
Annual Shareholder Report
21

Principal Amount			Value
		New Hampshire – 0.0%
$1,195,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.580%, 8/3/2011	1,195,000
45,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.580%, 8/3/2011	45,000
		TOTAL	1,240,000
		New Jersey – 2.4%
9,000,000	[3,4]	BlackRock MuniYield New Jersey Fund, Inc., (1,022 Series W-7), 0.250%, 8/4/2011	9,000,000
6,427,117		Clinton, NJ, 1.50% BANs, 8/26/2011	6,429,296
5,369,570		Denville Township, NJ, 1.00% BANs, 10/21/2011	5,374,658
5,000,000		Freehold Township, NJ, 1.50% BANs, 12/21/2011	5,013,500
9,270,000		Hackensack, NJ, 1.50% BANs, 8/19/2011	9,273,732
10,000,000		Medford Township, NJ, (Series 2011A), 1.50% BANs, 7/10/2012	10,058,621
6,259,225		Metuchen Borough, NJ, 1.25% BANs, 5/24/2012	6,279,343
3,263,850		Middle Township, NJ, 1.28% BANs, 12/16/2011	3,263,850
2,000,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/ (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	2,000,000
7,135,177		Oakland Borough, NJ, 1.50% BANs, 2/10/2012	7,167,683
6,778,000		Old Bridge Township, NJ, 1.00% BANs, 10/18/2011	6,784,478
10,000,000		Readington Township, NJ, 1.50% BANs, 2/2/2012	10,048,353
12,387,000		Robbinsville Township, NJ, 1.25% BANs, 9/20/2011	12,396,256
12,020,000		Sea Isle City, NJ, 1.75% BANs, 6/29/2012	12,112,116
12,000,000		Stafford Township, NJ, 1.25% BANs, 5/23/2012	12,062,671
		TOTAL	117,264,557
		New Mexico – 0.7%
265,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	265,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.180%, 8/4/2011	3,200,000
1,650,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.340%, 8/3/2011	1,650,000
10,000,000		New Mexico Educational Assistance Foundation, (Senior Series 2003A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.110%, 8/3/2011	10,000,000
6,910,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.110%, 8/3/2011	6,910,000
Annual Shareholder Report
22

Principal Amount			Value
$6,935,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.110%, 8/4/2011	6,935,000
1,380,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001-A66) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.580%, 8/3/2011	1,380,000
		TOTAL	33,740,000
		New York – 6.5%
16,000,000		Albany, NY, 1.25% BANs, 7/6/2012	16,125,791
10,000,000		Brewster, NY CSD, 0.75% BANs, 10/27/2011	10,005,474
14,300,000		Catskill, NY CSD, 1.25% BANs, 9/23/2011	14,308,223
10,000,000		Clyde-Savannah CSD, NY, 1.25% BANs, 7/13/2012	10,051,717
13,500,000		Cortland, NY Enlarged City School District, 1.50% BANs, 7/20/2012	13,597,151
7,270,000		Grand Island, NY, 1.25% BANs, 10/19/2011	7,280,950
6,824,900		Hamburg Town, NY, 1.25% BANs, 7/12/2012	6,867,225
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.200%, 8/4/2011	5,590,000
16,000,000		Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	16,111,054
7,445,000	[3,4]	Lockport, NY Housing Authority, Red Stone (Series 2010C-1) Weekly VRDNs (Urban Park Towers)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	7,445,000
105,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 8/4/2011	105,000
15,000,000		Nassau County, NY, 2.00% TANs, 10/15/2011	15,023,494
4,670,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.330%, 8/4/2011	4,670,000
35,000,000		New York City Housing Development Corp., MFH Revenue Bonds (2006 Series J-1), 0.48% TOBs 9/15/2011	35,000,000
22,415,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Dexia Credit Local LIQ), 1.150%, 8/1/2011	22,415,000
13,500,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 1.300%, 8/1/2011	13,500,000
30,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	30,466,104
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.220%, 8/4/2011	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.230%, 8/4/2011	31,000,000
Annual Shareholder Report
23

Principal Amount			Value
$3,425,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.190%, 8/3/2011	3,425,000
11,775,417		Springville-Griffith Institute, NY CSD, (Series 2011A), 1.25% BANs, 6/19/2012	11,837,278
8,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 8/3/2011	8,000,000
4,080,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.120%, 8/3/2011	4,080,000
12,000,000		Whitesboro, NY CSD, 1.00% BANs, 6/15/2012	12,026,689
		TOTAL	319,931,150
		North Carolina – 0.9%
9,300,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.270%, 8/3/2011	9,300,000
4,400,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.160%, 8/3/2011	4,400,000
3,415,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 8/3/2011	3,415,000
5,475,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 8/4/2011	5,475,000
10,000,000		Pender County, NC, 0.50% BANs, 4/4/2012	10,006,671
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.150%, 8/4/2011	10,000,000
3,000,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wells Fargo Bank, N.A. LOC), 0.130%, 8/4/2011	3,000,000
		TOTAL	45,596,671
		North Dakota – 1.2%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 8/3/2011	30,000,000
415,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/ (U.S. Bank, N.A. LOC), 0.150%, 8/4/2011	415,000
18,835,000		North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.100%, 8/3/2011	18,835,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.180%, 8/4/2011	12,240,000
		TOTAL	61,490,000
Annual Shareholder Report
24

Principal Amount			Value
		Ohio – 3.3%
$5,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2011), 1.00% BANs, 7/26/2012	5,024,443
21,385,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	21,385,000
33,190,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.320%, 8/1/2011	33,190,000
18,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.320%, 8/1/2011	18,800,000
15,050,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	15,050,000
5,000,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.110%, 8/4/2011	5,000,000
7,000,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.400%, 8/3/2011	7,000,000
40,035,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.400%, 8/3/2011	40,035,000
19,655,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 8/5/2011	19,655,000
		TOTAL	165,139,443
		Oklahoma – 0.7%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.120%, 8/3/2011	5,200,000
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/ (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	8,000,000
15,674,941	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/ (Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	15,674,941
2,500,000		Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs (ConocoPhillips), 0.080%, 8/3/2011	2,500,000
1,470,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	1,470,000
		TOTAL	32,844,941
		Oregon – 0.5%
5,000,000	[3,4]	Oregon State EDRB, (1998 Refunding Bonds) (Series 187) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 0.160%, 8/4/2011	5,000,000
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	500,000
Annual Shareholder Report
25

Principal Amount			Value
$10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	10,000,000
		TOTAL	25,500,000
		Pennsylvania – 0.5%
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.120%, 8/3/2011	1,600,000
4,645,000		Dauphin County, PA IDA, EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.120%, 8/3/2011	4,645,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.170%, 8/4/2011	5,000,000
9,900,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 3.100%, 8/4/2011	9,900,000
1,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.110%, 8/4/2011	1,200,000
3,850,000		Philadelphia, PA IDA, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.090%, 8/4/2011	3,850,000
		TOTAL	26,195,000
		Rhode Island – 0.3%
9,000,000		Newport, RI, 1.50% BANs, 7/6/2012	9,095,740
7,760,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.300%, 8/1/2011	7,760,000
		TOTAL	16,855,740
		South Carolina – 2.7%
10,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.260%, 8/3/2011	10,000,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.100%, 8/3/2011	5,600,000
25,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.260%, 8/3/2011	25,000,000
12,000,000		South Carolina Association of Governmental Organizations (SCAGO), (Series A), 1.50% TANs, 4/13/2012	12,106,082
10,000,000		South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.120%, 8/3/2011	10,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2011	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2011	6,225,000
Annual Shareholder Report
26

Principal Amount			Value
$8,280,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.390%, 8/3/2011	8,280,000
33,325,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.600%, 8/3/2011	33,325,000
7,000,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.120%, 8/4/2011	7,000,000
12,400,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/4/2011	12,400,000
		TOTAL	132,936,082
		South Dakota – 0.3%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 8/4/2011	8,410,000
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 8/4/2011	4,000,000
		TOTAL	12,410,000
		Tennessee – 1.2%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.150%, 8/3/2011	5,000,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	3,500,000
5,645,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/ (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.280%, 8/4/2011	5,645,000
10,000,000		Lewisburg, TN IDB, (Series 2003) Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.090%, 8/4/2011	10,000,000
330,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/4/2011	330,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	7,500,000
4,490,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/ (Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2011	4,490,000
8,500,000		Selmer/McNairy County, TN Industrial Development Board, (Series 2008) Weekly VRDNs (United Stainless, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	8,500,000
Annual Shareholder Report
27

Principal Amount			Value
$12,380,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 8/4/2011	12,380,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.620%, 8/3/2011	845,000
		TOTAL	58,190,000
		Texas – 5.9%
9,950,000		Brazos Harbor, TX IDC Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.130%, 8/3/2011	9,950,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.200%, 8/4/2011	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.200%, 8/4/2011	8,200,000
4,045,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/3/2011	4,045,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.190%, 8/4/2011	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/4/2011	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/4/2011	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.180%, 8/4/2011	3,000,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	14,370,000
11,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.080%, 8/3/2011	11,000,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.110%, 8/4/2011	13,000,000
140,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.580%, 8/3/2011	140,000
9,785,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.180%, 8/4/2011	9,785,000
135,000,000		Texas State, 2.00% TRANs, 8/31/2011	135,182,163
7,195,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 8/3/2011	7,195,000
Annual Shareholder Report
28

Principal Amount		Value
$52,000,000	Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.210%, 8/4/2011	52,000,000
	TOTAL	290,692,163
	Utah – 0.2%
1,375,000	Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.250%, 8/4/2011	1,375,000
5,000,000	Salt Lake Valley, UT Fire Service Area, (Series 2011), 1.50% TRANs, 12/29/2011	5,024,915
1,100,000	Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.180%, 8/4/2011	1,100,000
	TOTAL	7,499,915
	Vermont – 0.6%
13,800,000	Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.270%, 8/3/2011	13,800,000
14,500,000	Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.270%, 8/3/2011	14,500,000
	TOTAL	28,300,000
	Virginia – 0.3%
1,000,000	Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.630%, 8/4/2011	1,000,000
2,000,000	Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2011	2,000,000
7,200,000	Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.330%, 8/1/2011	7,200,000
3,000,000	Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/4/2011	3,000,000
	TOTAL	13,200,000
	Washington – 1.9%
2,400,000	Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	2,400,000
9,000,000	Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.420%, 8/4/2011	9,000,000
450,000	Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.190%, 8/4/2011	450,000
2,585,000	Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.150%, 8/4/2011	2,585,000
Annual Shareholder Report
29

Principal Amount			Value
$7,455,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.220%, 8/4/2011	7,455,000
2,940,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.650%, 8/4/2011	2,940,000
4,100,000		Washington State EDFA, (Series 2001C) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/3/2011	4,100,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.180%, 8/4/2011	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.180%, 8/4/2011	1,000,000
1,410,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.200%, 8/4/2011	1,410,000
4,720,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/3/2011	4,720,000
5,335,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.140%, 8/3/2011	5,335,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.830%, 8/4/2011	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2011	4,500,000
2,875,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.150%, 8/4/2011	2,875,000
3,590,000		Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.210%, 8/4/2011	3,590,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	2,250,000
5,350,000		Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.110%, 8/4/2011	5,350,000
12,200,000		Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(FHLB of San Francisco LOC), 0.100%, 8/1/2011	12,200,000
3,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.130%, 8/4/2011	3,560,000
		TOTAL	93,095,000
		West Virginia – 0.4%
5,000,000		Grant County, WV County Commission, PCRB (Series 1994), 0.35% CP (Virginia Electric & Power Co.), Mandatory Tender 8/22/2011	5,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.120%, 8/4/2011	3,760,000
Annual Shareholder Report
30

Principal Amount		Value
$10,000,000	West Virginia EDA Solid Waste Disposal Facilities, (Series 2008B) Weekly VRDNs (Appalachian Power Co.)/(Mizuho Corporate Bank Ltd. LOC), 0.110%, 8/4/2011	10,000,000
	TOTAL	18,760,000
	Wisconsin – 2.9%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.330%, 8/4/2011	9,500,000
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 8/4/2011	4,000,000
15,500,000	Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/4/2011	15,500,000
800,000	Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/ (U.S. Bank, N.A. LOC), 0.240%, 8/3/2011	800,000
1,325,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/ (U.S. Bank, N.A. LOC), 0.260%, 8/4/2011	1,325,000
4,810,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/4/2011	4,810,000
1,645,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.310%, 8/4/2011	1,645,000
1,600,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	1,600,000
81,650,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.220%, 8/4/2011	81,650,000
19,500,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.220%, 8/4/2011	19,500,000
4,400,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.080%, 8/3/2011	4,400,000
	TOTAL	144,730,000
	Wyoming – 0.3%
12,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/3/2011	12,700,000
	TOTAL MUNICIPAL INVESTMENTS — 97.4% (AT AMORTIZED COST)[5]	$4,809,852,343
	OTHER ASSETS AND LIABILITIES - NET — 2.6%[6]	130,767,978
	TOTAL NET ASSETS — 100%	$4,940,620,321

Securities that are subject to the federal alternative minimum tax (AMT) represent 64.8% of the portfolio as calculated based upon total market value (percentage is unaudited).

Annual Shareholder Report

31

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
96.8%	3.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $1,159,746,167, which represented 23.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $1,159,746,167, which represented 23.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Annual Shareholder Report

32

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter of Credit(s)
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
33

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$4,809,852,343
Cash		624,660
Income receivable		7,674,170
Receivable for investments sold		165,898,633
Receivable for shares sold		129,652
TOTAL ASSETS		4,984,179,458
Liabilities:
Payable for investments purchased	$39,843,380
Payable for shares redeemed	3,057,679
Income distribution payable	109,362
Payable for Directors'/Trustees' fees	5,307
Payable for shareholder services fee (Note 5)	420,295
Accrued expenses	123,114
TOTAL LIABILITIES		43,559,137
Net assets for 4,939,944,209 shares outstanding		$4,940,620,321
Net Assets Consist of:
Paid-in capital		$4,939,923,898
Accumulated net realized gain on investments		699,264
Distributions in excess of net investment income		(2,841)
TOTAL NET ASSETS		$4,940,620,321
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$2,802,916,461 ÷ 2,801,470,371 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$852,954,593 ÷ 853,358,159 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,284,749,267 ÷ 1,285,115,679 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
34

Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$22,451,920
Expenses:
Investment adviser fee (Note 5)		$10,739,169
Administrative fee (Note 5)		4,196,357
Custodian fees		182,385
Transfer and dividend disbursing agent fees and expenses		68,928
Directors'/Trustees' fees		42,488
Auditing fees		19,548
Legal fees		23,787
Portfolio accounting fees		184,736
Shareholder services fee (Note 5)		3,038,073
Account administration fee (Note 2)		300,399
Share registration costs		194,358
Printing and postage		62,573
Insurance premiums		15,031
Miscellaneous		34,451
TOTAL EXPENSES		19,102,283
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(4,114,472)
Waiver of administrative fee (Note 5)	(110,103)
Waiver of shareholder services fee (Note 5)	(482,900)
Reimbursement of shareholder services fee (Note 5)	(56,261)
Reduction of custodian fee (Note 6)	(214)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(4,763,950)
Net expenses			14,338,333
Net investment income			8,113,587
Net realized gain on investments			737,407
Change in net assets resulting from operations			$8,850,994

See Notes which are an integral part of the Financial Statements

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35

Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,113,587	$13,136,382
Net realized gain on investments	737,407	7,905
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,850,994	13,144,287
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,704,737)	(10,000,189)
Institutional Service Shares	(93,690)	(790,961)
Institutional Capital Shares	(1,147,704)	(2,516,032)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,946,131)	(13,307,182)
Share Transactions:
Proceeds from sale of shares	17,587,565,747	21,422,386,005
Net asset value of shares issued to shareholders in payment of distributions declared	5,570,706	9,025,535
Cost of shares redeemed	(18,053,020,770)	(21,862,091,683)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(459,884,317)	(430,680,143)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	—	5,650
Change in net assets	(458,979,454)	(430,837,388)
Net Assets:
Beginning of period	5,399,599,775	5,830,437,163
End of period (including distributions in excess of net investment income of $(2,841) and $(170,297), respectively)	$4,940,620,321	$5,399,599,775

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
36

Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares and Institutional Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Service Shares	$258,511
Institutional Capital Shares	$41,888
TOTAL	$300,399
Annual Shareholder Report
37

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares	Shares	Amount	Shares	Amount
Shares sold	13,233,574,077	$13,233,574,077	17,162,760,085	$17,162,760,085
Shares issued to shareholders in payment of distributions declared	4,460,794	4,460,794	6,030,428	6,030,428
Shares redeemed	(13,908,124,771)	(13,908,124,771)	(16,646,914,296)	(16,646,914,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(670,089,900)	$(670,089,900)	521,876,217	$521,876,217
Year Ended July 31	2011		2010
Institutional Service Shares	Shares	Amount	Shares	Amount
Shares sold	1,854,432,678	$1,854,432,678	2,376,995,802	$2,376,995,802
Shares issued to shareholders in payment of distributions declared	81,897	81,897	664,672	664,672
Shares redeemed	(1,774,158,196)	(1,774,158,196)	(2,947,794,073)	(2,947,794,073)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	80,356,379	$80,356,379	(570,133,599)	$(570,133,599)
Year Ended July 31	2011		2010
Institutional Capital Shares	Shares	Amount	Shares	Amount
Shares sold	2,499,558,992	$2,499,558,992	1,882,630,118	$1,882,630,118
Shares issued to shareholders in payment of distributions declared	1,028,015	1,028,015	2,330,435	2,330,435
Shares redeemed	(2,370,737,803)	(2,370,737,803)	(2,267,383,314)	(2,267,383,314)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	129,849,204	$129,849,204	(382,422,761)	$(382,422,761)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(459,884,317)	$(459,884,317)	(430,680,143)	$(430,680,143)
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4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Tax-exempt income	$7,946,131	$13,307,182

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(2,841)
Undistributed ordinary income[1]	$302,022
Undistributed long-term capital gain	$397,242
1	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The Fund used capital loss carryforwards of $38,143 to offset taxable capital gains realized during the year ended July 31, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $4,114,472 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $110,103 of its fee.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$1,930,111	$(45,381)	$(481,795)
Institutional Capital Shares	$1,107,962	$(10,880)	$(1,105)
TOTAL	$3,038,073	$(56,261)	$(482,900)

For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,518,624,000 and $5,447,940,000 respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2011, the Fund's expenses were reduced by $214 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

9. REGULATORY SETTLEMENT PROCEEDS

During the year ended July 31, 2010, the Fund received $5,650 in settlement of administrative proceedings against other unaffiliated third parties. The settlement was recorded as an increase to paid-in capital. This regulatory settlement did not have an impact on the total return of any class of the Fund.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

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11. SUBSEQUENT EVENTS

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate the word “Institutional” will be removed from the Fund's Institutional Service Shares and Institutional Capital Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2011, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 Vice President Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

Federated municipal obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

52

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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53

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

54

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
55

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

33515 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	PCOXX
SS*	PRCXX
ICS**	PCCXX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.
**Effective September 30, 2011, the Fund's Institutional Capital Shares will be redesignated as Capital Shares.

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.016	0.040	0.052
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.016	0.040	0.052
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.016)	(0.040)	(0.052)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.002)	(0.016)	(0.040)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.18%	0.19%	1.58%	4.09%	5.33%
Ratios to Average Net Assets:
Net expenses	0.20%	0.21%	0.22%	0.18%	0.18%
Net investment income	0.17%	0.20%	1.37%	3.85%	5.20%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,021,890	$17,271,503	$14,086,196	$10,476,830	$5,428,996
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.013	0.038	0.050
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.013	0.038	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.013)	(0.038)	(0.050)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.013)	(0.038)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	1.33%	3.83%	5.07%
Ratios to Average Net Assets:
Net expenses	0.37%	0.39%	0.47%	0.43%	0.43%
Net investment income	0.01%	0.02%	1.22%	3.70%	4.95%
Expense waiver/reimbursement[3]	0.16%	0.15%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$969,180	$1,176,540	$2,172,963	$2,120,381	$1,913,630
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
2

Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.015	0.039	0.051
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.015	0.039	0.051
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.015)	(0.039)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.015)	(0.039)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.10%	1.48%	3.99%	5.23%
Ratios to Average Net Assets:
Net expenses	0.30%	0.31%	0.32%	0.28%	0.28%
Net investment income	0.07%	0.10%	1.40%	3.83%	5.10%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,630,823	$1,142,742	$1,523,322	$1,495,405	$982,594
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.70	$0.99
Institutional Service Shares	$1,000	$1,000.00	$1.64[2]
Institutional Capital Shares	$1,000	$1,000.20	$1.49
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Institutional Service Shares	$1,000	$1,023.16	$1.66[2]
Institutional Capital Shares	$1,000	$1,023.31	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.33%
Institutional Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
Annual Shareholder Report
5

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	44.1%
Commercial Paper and Notes	37.7%
Variable Rate Instruments	10.4%
U.S. Treasury Securities	0.4%
Repurchase Agreements	7.3%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.7%[4]
8-30 Days	24.7%
31-90 Days	35.3%
91-180 Days	8.4%
181 Days or more	0.8%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper, corporate bonds, loan participation and municipal bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.3% of the Fund's portfolio.
Annual Shareholder Report
6

Portfolio of Investments

July 31, 2011

Principal Amount			Value
		Asset-Backed Securities – 0.6%
		Finance - Automotive – 0.2%
$30,571,472		AmeriCredit Automobile Receivables Trust 2011-2, Class A1, 0.323%, 4/8/2012	30,571,472
5,144,737	[1,2]	MMCA Auto Owner Trust 2011-A, Class A1, 0.372%, 3/15/2012	5,144,737
		TOTAL	35,716,209
		Finance - Retail – 0.4%
97,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.317%, 8/18/2011	97,000,000
		TOTAL ASSET-BACKED SECURITIES	132,716,209
		Bank Notes – 0.6%
		Finance - Banking – 0.6%
150,000,000		Bank of America N.A., 0.200%, 9/22/2011	150,000,000
		Certificates of Deposit – 43.5%
		Finance - Banking – 43.5%
1,020,000,000		BNP Paribas SA, 0.310% — 0.550%, 8/1/2011 — 11/23/2011	1,020,000,000
100,000,000	[3]	Bank of Montreal, 0.276%, 8/10/2011	100,000,000
50,000,000	[3]	Bank of Montreal, 0.277%, 8/30/2011	50,000,037
820,000,000		Bank of Nova Scotia, Toronto, 0.190% — 0.200%, 8/3/2011 — 11/1/2011	820,000,000
1,267,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%, 8/26/2011 — 9/12/2011	1,267,000,000
180,000,000		Barclays Bank PLC, 0.390% — 0.790%, 11/1/2011 — 1/27/2012	180,000,000
50,000,000		Barclays Bank PLC, 0.430%, 10/21/2011	50,000,000
310,000,000		Barclays Bank PLC, 0.570% — 0.810%, 8/8/2011 — 1/25/2012	310,000,000
150,000,000	[3]	Barclays Bank PLC, 0.607%, 8/30/2011	150,000,000
579,000,000		Caisse des Depots et Consignations (CDC), 0.630% — 0.670%, 8/15/2011 — 1/10/2012	579,008,939
660,000,000		Credit Agricole Corporate and Investment Bank, 0.270% — 0.370%, 9/16/2011 — 11/9/2011	660,000,000
345,000,000		Credit Suisse, Zurich, 0.200%, 8/4/2011 — 10/14/2011	345,000,000
75,000,000	[3]	Credit Suisse, Zurich, 0.245%, 8/8/2011	75,000,000
125,000,000	[3]	Credit Suisse, Zurich, 0.323%, 8/25/2011	125,000,000
649,000,000		Deutsche Bank AG, 0.230% — 0.450%, 9/9/2011 — 1/23/2012	649,017,525
100,000,000	[3]	Deutsche Bank AG, 0.509%, 8/22/2011	100,000,000
1,230,000,000		Mizuho Corporate Bank Ltd., 0.240% — 0.300%, 8/1/2011 — 10/27/2011	1,230,000,000
50,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.276%, 8/12/2011	50,000,000
75,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.265%, 8/8/2011	75,000,000
120,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.275%, 8/8/2011	120,000,000
200,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.282%, 8/24/2011	199,992,635
Annual Shareholder Report
7

Principal Amount			Value
$175,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.285%, 8/2/2011	175,000,000
125,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	125,000,000
866,000,000		Societe Generale, Paris, 0.370% — 0.520%, 8/9/2011 — 12/1/2011	866,000,000
621,000,000		Svenska Handelsbanken, Stockholm, 0.200% — 0.270%, 8/5/2011 — 11/2/2011	621,003,066
100,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.276%, 8/9/2011	100,000,000
100,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.276%, 8/11/2011	100,000,000
125,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.277%, 8/16/2011	124,989,206
		TOTAL CERTIFICATES OF DEPOSIT	10,267,011,408
		Collateralized Loan Agreements – 15.4%
		Finance - Banking – 15.4%
140,000,000		BNP Paribas Securities Corp., 0.385% — 0.507%, 8/1/2011 — 8/25/2011	140,000,000
545,000,000		Barclays Capital, Inc., 0.406% — 0.710%, 8/12/2011 — 10/21/2011	545,000,000
700,000,000	[3]	Citigroup Global Markets, Inc., 0.510% — 0.770%, 8/1/2011 — 9/16/2011	700,000,000
550,000,000		Credit Suisse First Boston LLC, 0.335% — 0.355%, 10/20/2011 — 10/27/2011	550,000,000
655,000,000		J.P. Morgan Securities LLC, 0.355% — 0.507%, 8/1/2011 — 9/20/2011	655,000,000
260,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.390% — 0.710%, 8/1/2011 — 10/21/2011	260,000,000
500,000,000	[3]	RBS Securities, Inc., 0.460%, 8/1/2011	500,000,000
300,000,000		Wells Fargo Securities, LLC, 0.314%, 8/1/2011	300,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,650,000,000
		Commercial Paper – 20.5%[4]
		Aerospace/Auto – 0.7%
175,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.210% — 0.341%, 10/5/2011 — 12/22/2011	174,836,507
		Finance - Automotive – 0.6%
137,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.351%, 1/3/2012 — 1/4/2012	136,792,411
		Finance - Banking – 18.2%
300,000,000		Bank of America Corp., 0.200%, 9/7/2011	299,938,333
250,000,000		Citigroup Funding, Inc., 0.190% — 0.190%, 9/9/2011 — 9/12/2011	249,946,958
100,000,000	[1,2]	Commonwealth Bank of Australia, 0.200%, 9/15/2011	99,975,000
195,000,000		Credit Agricole Corporate and Investment Bank, 0.290% — 0.381%, 10/6/2011 — 11/7/2011	194,873,700
375,000,000		Credit Agricole North America, Inc., 0.290% — 0.511%, 8/12/2011 — 11/21/2011	374,770,278
704,500,000	[1,2]	Danske Corp., Inc., 0.200% — 0.220%, 8/1/2011 — 8/25/2011	704,462,325
110,000,000	[1,2]	Grampian Funding LLC, 0.190%, 8/8/2011	109,995,936
1,053,000,000		ING (U.S.) Funding LLC, 0.230% — 0.290%, 8/4/2011 — 10/12/2011	1,052,624,358
Annual Shareholder Report
8

Principal Amount			Value
$11,792,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.266%, 8/2/2011	11,792,000
63,032,000	[1,2]	Matchpoint Master Trust, 0.300% — 0.381%, 10/19/2011 — 11/28/2011	62,979,725
247,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.200%, 9/27/2011	246,921,783
155,000,000	[1,2]	Northern Pines Funding LLC, 0.280% — 0.330%, 8/1/2011 — 9/27/2011	154,958,200
415,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.401% — 0.541%, 8/3/2011 — 10/20/2011	414,836,583
100,000,000		State Street Corp., 0.150%, 10/12/2011	99,970,000
220,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.185% — 0.270%, 8/1/2011 — 8/24/2011	219,985,817
		TOTAL	4,298,030,996
		Finance - Commercial – 0.2%
40,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.300%, 10/26/2011	39,971,334
		Finance - Retail – 0.7%
121,550,000	[1,2]	Alpine Securitization Corp., 0.130% — 0.190%, 8/17/2011 — 10/3/2011	121,523,321
50,000,000	[1,2]	Jupiter Securitization Company LLC, 0.150%, 8/1/2011	50,000,000
		TOTAL	171,523,321
		Oil & Oil Finance – 0.1%
10,230,000	[1,2]	ConocoPhillips Qatar Funding Ltd., (GTD by ConocoPhillips Co.), 0.140%, 10/20/2011	10,226,817
		TOTAL COMMERCIAL PAPER	4,831,381,386
		Corporate Bonds – 0.8%
		Finance - Banking – 0.6%
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.226%, 8/22/2011	150,000,000
		Finance - Commercial – 0.2%
5,000,000		General Electric Capital Corp., 5.250%, 2/21/2012	5,132,325
26,827,000		General Electric Capital Corp., 6.000%, 6/15/2012	28,108,687
		TOTAL	33,241,012
		TOTAL CORPORATE BONDS	183,241,012
		Loan Participation – 0.2%
		Chemicals – 0.2%
45,500,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 8/29/2011	45,500,000
		Municipal Bonds – 0.2%
		University – 0.2%
5,000,000	[3]	Regents of University of California, (Series 2011 Y-2), 0.267%, 8/3/2011	5,000,000
30,000,000	[3]	Regents of University of California, (Series 2011 Y-2), 0.267%, 8/3/2011	30,000,000
Annual Shareholder Report
9

Principal Amount			Value
$23,000,000		Regents of University of California, (Series 2011-AA), 0.480%, 7/1/2012	23,000,000
		TOTAL MUNICIPAL BONDS	58,000,000
		Notes - Variable – 10.4%[3]
		Finance - Banking – 9.8%
71,995,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007), (Bank of America N.A. LOC), 0.270%, 8/1/2011	71,995,000
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2011	2,000,000
5,070,000		Albuquerque, NM, KTECH Corp. Project (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	5,070,000
6,365,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.450%, 8/4/2011	6,365,000
1,000,000		Arizona Health Facilities Authority, (Series 2009F), (Citibank NA, New York LOC), 0.070%, 8/3/2011	1,000,000
210,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.266%, 8/22/2011	210,000,000
225,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.275%, 8/8/2011	225,000,000
150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.276%, 8/9/2011	150,000,000
405,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.220%, 8/4/2011	405,000
43,205,000		Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.080%, 8/3/2011	43,205,000
760,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2011	760,000
36,460,000		California Health Facilities Financing Authority, (Series 2005H), (Bank of America N.A. LOC), 0.060%, 8/3/2011	36,460,000
39,965,000		California Statewide CDA MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.150%, 8/4/2011	39,965,000
2,970,000		California Statewide CDA, (U.S. Bank, N.A. LOC), 0.320%, 8/1/2011	2,970,000
9,620,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	9,620,000
1,910,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	1,910,000
5,526,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	5,526,000
1,113,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/4/2011	1,113,000
744,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	744,000
869,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	869,000
Annual Shareholder Report
10

Principal Amount			Value
$5,079,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	5,079,000
1,033,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	1,033,000
7,000,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	7,000,000
83,000,000		Commonwealth Bank of Australia, 0.265%, 8/8/2011	82,998,419
250,000,000		Commonwealth Bank of Australia, 0.272%, 9/7/2011	249,959,204
130,000,000	[1,2]	Commonwealth Bank of Australia, 0.275%, 8/5/2011	130,000,000
73,690,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	73,690,000
16,545,000		Cunat Capital Corp., Sheffield Heights (Series 2006), (BMO Harris Bank, N.A. LOC), 0.220%, 8/4/2011	16,545,000
3,300,000		Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	3,300,000
360,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.310%, 8/3/2011	360,000
8,615,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	8,615,000
4,850,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.250%, 8/4/2011	4,850,000
5,910,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	5,910,000
8,365,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	8,365,000
21,345,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	21,345,000
83,700,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1), (Bank of America N.A. LOC), 0.100%, 8/4/2011	83,700,000
57,525,000		Illinois Finance Authority, (Series 2008C-2B), 0.080%, 8/3/2011	57,525,000
9,915,000		J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	9,915,000
250,000,000		JPMorgan Chase Bank, N.A., 0.227%, 8/30/2011	250,000,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.130%, 8/4/2011	200,000
4,845,000		Laurel County, Kentucky, Bluegrass Holdings, LLC Project (Series 2008-B), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2011	4,845,000
24,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H), (Bank of America N.A. LOC), 0.100%, 8/4/2011	24,330,000
36,050,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	36,050,000
33,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010), (Bank of America N.A. LOC), 0.100%, 8/4/2011	33,250,000
Annual Shareholder Report
11

Principal Amount			Value
$10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.080%, 8/4/2011	10,330,000
21,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.140%, 8/4/2011	21,000,000
23,875,000		Missouri State HEFA, (Series 2005C-2), (Bank of America N.A. LOC), 0.070%, 8/3/2011	23,875,000
2,380,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.400%, 8/4/2011	2,380,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.230%, 8/3/2011	2,565,000
26,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	26,670,000
6,000,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	6,000,000
26,905,000		Port of Portland, OR Airport, (Series 2009A-2: Passenger Facility Charge Bonds), (Bank of America N.A. LOC), 0.110%, 8/4/2011	26,905,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	21,220,000
2,895,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.400%, 8/4/2011	2,895,000
13,000,000		Richmond County, GA Development Authority, (Series 2008A), (Bank of America N.A. LOC), 0.080%, 8/3/2011	13,000,000
350,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.050%, 8/3/2011	350,000
10,580,000		Rush Medical Foundation, (Series 2006), (U.S. Bank, N.A. LOC), 0.150%, 8/5/2011	10,580,000
9,100,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	9,100,000
100,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	100,000
105,000,000		Svenska Handelsbanken, Stockholm, 0.311%, 8/17/2011	105,000,000
9,300,000		Syracuse, NY IDA, (Series 2005A), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/3/2011	9,300,000
2,005,000		Syracuse, NY IDA, (Series 2005B), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/3/2011	2,005,000
14,125,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	14,125,000
1,845,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.230%, 8/5/2011	1,845,000
510,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.440%, 8/4/2011	510,000
3,800,000		Vulcan, Inc., (Series 2011), (Branch Banking & Trust Co. LOC), 0.200%, 8/3/2011	3,800,000
11,400,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/4/2011	11,400,000
Annual Shareholder Report
12

Principal Amount			Value
$2,310,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.450%, 8/4/2011	2,310,000
21,000,000		Wilson County, TN Sports Authority, (Series 1999), (PNC Bank, N.A. LOC), 0.140%, 8/4/2011	21,000,000
13,300,000		Wisconsin Health & Educational Facilities Authority, (Series 1998 B), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	13,300,000
14,980,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	14,980,000
		TOTAL	2,310,386,623
		Finance - Commercial – 0.5%
23,400,000		General Electric Capital Corp., 0.317%, 9/20/2011	23,403,929
102,000,000		General Electric Capital Corp., 0.370%, 9/12/2011	101,978,580
7,165,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.230%, 8/4/2011	7,165,000
		TOTAL	132,547,509
		Government Agency – 0.0%
4,615,000		Columbia County, GA Development Authority, (Series 2002), (FNMA LOC), 0.120%, 8/4/2011	4,615,000
6,675,000		The LaVonne V. Johnson Irrevocable Life Insurance Trust, (Series 2011), (FHLB of Atlanta LOC), 0.200%, 8/4/2011	6,675,000
		TOTAL	11,290,000
		Insurance – 0.1%
12,500,000		Denver, CO City & County School District No. 01, (Series 2011 A-3), (Wells Fargo Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.120%, 8/3/2011	12,500,000
		TOTAL NOTES - VARIABLE	2,466,724,132
		U.S. Treasury Note – 0.4%
		U.S. Treasury Note – 0.4%
95,000,000		United States Treasury, 0.750%, 11/30/2011	95,140,152
		Repurchase Agreements – 7.3%
63,077,000		Interest in $900,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Bank of Montreal will repurchase securities provided as collateral for $900,015,750 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agencies and U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $918,037,376.	63,077,000
Annual Shareholder Report
13

Principal Amount		Value
$400,000,000	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 7/29/2011 under which Citibank NA, New York will repurchase securities provided as collateral for $500,009,167 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agencies securities with various maturities to 8/1/2041 and the market value of those underlying securities was $510,009,350.	400,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 7/29/2011 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,009,167 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agencies securities with various maturities to 12/25/2039 and the market value of those underlying securities was $512,130,882.	400,000,000
600,000,000	Interest in $800,000,000 joint repurchase agreement 0.18%, dated 7/29/2011 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $800,012,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2021 and the market value of those underlying securities was $816,005,044.	600,000,000
265,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Societe Generale, Paris will repurchase securities provided as collateral for $2,000,035,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2051 and the market value of those underlying securities was $2,054,130,975.	265,000,000
	TOTAL REPURCHASE AGREEMENTS	1,728,077,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	23,607,791,299
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	14,101,337
	TOTAL NET ASSETS — 100%	$23,621,892,636
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $2,435,654,178, which represented 10.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $2,435,654,178 which represented 10.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Annual Shareholder Report

14

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SPEARs	— Short Puttable Exempt Adjustable Receipts

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
15

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$23,607,791,299
Cash		14,682
Income receivable		13,207,151
Receivable for investments sold		101,912,927
Receivable for shares sold		2,760,432
TOTAL ASSETS		23,725,686,491
Liabilities:
Payable for investments purchased	$102,030,136
Payable for shares redeemed	578,616
Income distribution payable	661,674
Payable for shareholder services fee (Note 5)	199,167
Accrued expenses	324,262
TOTAL LIABILITIES		103,793,855
Net assets for 23,621,913,336 shares outstanding		$23,621,892,636
Net Assets Consist of:
Paid-in capital		$23,621,893,579
Accumulated net realized gain on investments		2,975
Distributions in excess of net investment income		(3,918)
TOTAL NET ASSETS		$23,621,892,636
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$21,021,889,781 ÷ 21,021,590,992 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$969,180,166 ÷ 969,645,821 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,630,822,689 ÷ 1,630,676,523 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
16

Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$88,469,463
Expenses:
Investment adviser fee (Note 5)		$46,658,964
Administrative fee (Note 5)		18,230,898
Custodian fees		1,028,640
Transfer and dividend disbursing agent fees and expenses		85,841
Directors'/Trustees' fees		144,669
Auditing fees		19,548
Legal fees		13,195
Portfolio accounting fees		189,137
Shareholder services fee (Note 5)		3,206,939
Account administration fee (Note 2)		948,023
Share registration costs		232,089
Printing and postage		37,185
Insurance premiums		47,118
Miscellaneous		91,649
TOTAL EXPENSES		70,933,895
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(18,499,663)
Waiver of administrative fee	(477,162)
Waiver of shareholder services fee	(708,195)
Reimbursement of shareholder services fee	(195,882)
TOTAL WAIVERS AND REIMBURSEMENT		(19,880,902)
Net expenses			51,052,993
Net investment income			37,416,470
Net realized gain on investments			3,683
Change in net assets resulting from operations			$37,420,153

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
17

Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,416,470	$29,592,262
Net realized gain on investments	3,683	8,972
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,420,153	29,601,234
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(36,284,816)	(27,890,783)
Institutional Service Shares	(113,641)	(289,936)
Institutional Capital Shares	(1,094,962)	(1,369,307)
Distributions from net realized gain on investments
Institutional Shares	(3,691)	(3,725)
Institutional Service Shares	(214)	(398)
Institutional Capital Shares	(254)	(424)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,497,578)	(29,554,573)
Share Transactions:
Proceeds from sale of shares	113,416,324,511	79,206,910,983
Net asset value of shares issued to shareholders in payment of distributions declared	23,031,957	17,104,632
Cost of shares redeemed	(109,408,171,537)	(77,415,757,306)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,031,184,931	1,808,258,309
Change in net assets	4,031,107,506	1,808,304,970
Net Assets:
Beginning of period	19,590,785,130	17,782,480,160
End of period (including undistributed (distributions in excess of) net investment income of $(3,918) and $73,031, respectively)	$23,621,892,636	$19,590,785,130
See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
18

Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

Annual Shareholder Report

19

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares and Institutional Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Service Shares	$535,502
Institutional Capital Shares	412,521
TOTAL	$948,023

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	104,760,896,499	$104,760,896,499	70,921,346,317	$70,921,346,317
Shares issued to shareholders in payment of distributions declared	22,383,615	22,383,615	16,059,673	16,059,673
Shares redeemed	(101,032,825,874)	(101,032,825,874)	(67,752,105,067)	(67,752,105,067)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,750,454,240	$3,750,454,240	3,185,300,923	$3,185,300,923
Year Ended July 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,463,664,547	$4,463,664,547	4,670,994,363	$4,670,994,363
Shares issued to shareholders in payment of distributions declared	62,552	62,552	168,628	168,628
Shares redeemed	(4,671,077,521)	(4,671,077,521)	(5,667,599,266)	(5,667,599,266)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(207,350,422)	$(207,350,422)	(996,436,275)	$(996,436,275)
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Year Ended July 31	2011		2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,191,763,465	$4,191,763,465	3,614,570,303	$3,614,570,303
Shares issued to shareholders in payment of distributions declared	585,790	585,790	876,331	876,331
Shares redeemed	(3,704,268,142)	(3,704,268,142)	(3,996,052,973)	(3,996,052,973)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	488,081,113	$488,081,113	(380,606,339)	$(380,606,339)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,031,184,931	$4,031,184,931	1,808,258,309	$1,808,258,309

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$37,497,578	$29,554,573
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income[2]	$(943)
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $18,499,663 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $477,162 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$2,154,892	$(181,980)	$(686,690)
Institutional Capital Shares	1,052,047	(13,902)	(21,505)
TOTAL	$3,206,939	$(195,882)	$(708,195)

For the year ended July 31, 2011, the Fund's Institutional Shares did not incur a Service Fee.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $766,515,000 and $834,960,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing,” specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. Subsequent events

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate the word “Institutional” will be removed from the Fund's Institutional Service Shares and Institutional Capital Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2011, 89.20% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime cash obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Cash Obligations Fund as of July 31, 2011 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

Federated prime cash obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

33

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Annual Shareholder Report

34

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

35

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
37

Notes [Page Intentionally Left Blank]

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N591
Cusip 60934N625
Cusip 60934N617

Q450519 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	PMOXX
SS*	PSSXX
ICS**	PICXX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.
**Effective September 30, 2011,
the Fund's Institutional Capital Shares will be redesignated as Capital Shares.

Federated Prime Management Obligations Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.017	0.040	0.052
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.017	0.040	0.052
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.017)	(0.040)	(0.052)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.002)	(0.017)	(0.040)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.19%	0.24%	1.74%	4.05%	5.36%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.17%	0.17%
Net investment income	0.20%	0.25%	1.76%	4.08%	5.22%
Expense waiver/reimbursement[3]	0.10%	0.10%	0.15%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$905,645	$1,249,578	$1,117,636	$1,231,446	$1,681,581
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.015	0.037	0.050
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.015	0.037	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.015)	(0.037)	(0.050)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.015)	(0.037)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.04%	1.49%	3.79%	5.09%
Ratios to Average Net Assets:
Net expenses	0.39%	0.40%	0.45%	0.42%	0.42%
Net investment income	0.01%	0.04%	1.38%	3.70%	4.99%
Expense waiver/reimbursement[3]	0.16%	0.15%	0.15%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$860,836	$832,807	$1,350,587	$1,218,247	$1,571,872
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.016	0.039	0.051
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.016	0.039	0.051
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.016)	(0.039)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.016)	(0.039)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.15%	1.64%	3.95%	5.25%
Ratios to Average Net Assets:
Net expenses	0.30%	0.29%	0.30%	0.27%	0.27%
Net investment income	0.10%	0.16%	1.56%	3.97%	5.14%
Expense waiver/reimbursement[3]	0.10%	0.11%	0.15%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$403,955	$614,863	$893,126	$832,279	$1,180,189
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.80	$1.04
Institutional Service Shares	$1,000	$1,000.00	$1.69[2]
Institutional Capital Shares	$1,000	$1,000.30	$1.49
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.75	$1.05
Institutional Service Shares	$1,000	$1,023.11	$1.71[2]
Institutional Capital Shares	$1,000	$1,023.31	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.34%
Institutional Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
Annual Shareholder Report
5

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	47.4%
Bank Instruments	35.1%
Variable Rate Instruments	8.8%
U.S. Treasury	0.9%
Repurchase Agreements	7.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	24.1%[4]
8-30 Days	17.4%
31-90 Days	45.6%
91-180 Days	12.7%
181 Days or more	0.1%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 14.1% of the Fund's portfolio.
Annual Shareholder Report
6

Portfolio of Investments

July 31, 2011

Principal Amount			Value
		Asset-Backed Securities – 3.5%
		Finance - Automotive – 1.8%
$11,154,959		AmeriCredit Automobile Receivables Trust 2011-3, Class A1, 0.277%, 7/9/2012	11,154,959
342,842		Santander Drive Auto Receivables Trust 2010-3, Class A1, 0.357%, 12/15/2011	342,842
3,311,681		Santander Drive Auto Receivables Trust 2011-1, Class A1, 0.312%, 5/15/2012	3,311,681
22,149,086		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	22,149,086
3,069,190		World Omni Automobile Lease Securitization Trust 2011-A, Class A1, 0.301%, 4/16/2012	3,069,190
		TOTAL	40,027,758
		Finance - Equipment – 1.2%
4,352,367		CNH Equipment Trust 2011-A, Class A1, 0.336%, 5/15/2012	4,352,367
9,903,717		GE Equipment Transportation LLC, (Series 2011-1), Class A1, 0.294%, 7/20/2012	9,903,717
10,000,000	[1,2]	MMAF Equipment Finance LLC 2011-A, Class A1, 0.323%, 8/15/2012	10,000,000
1,990,147	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	1,990,147
		TOTAL	26,246,231
		Finance - Retail – 0.5%
10,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.317%, 8/18/2011	10,000,000
		TOTAL ASSET-BACKED SECURITIES	76,273,989
		Certificates of Deposit – 35.1%
		Finance - Banking – 35.1%
15,000,000		BNP Paribas SA, 0.550%, 9/9/2011	15,000,000
25,000,000	[3]	Bank of Montreal, 0.277%, 8/30/2011	25,000,000
40,000,000		Bank of Nova Scotia, Toronto, 0.190%, 8/31/2011	40,000,000
74,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%, 9/8/2011 - 9/12/2011	74,000,000
40,000,000		Barclays Bank PLC, 0.390%, 11/1/2011	40,000,000
15,000,000		Barclays Bank PLC, 0.430%, 10/21/2011	15,000,000
30,000,000		Barclays Bank PLC, 0.570%, 8/8/2011	30,000,000
30,000,000		Caisse des Depots et Consignations (CDC), 0.630% - 0.670%, 8/15/2011 - 1/10/2012	30,000,447
70,000,000		Credit Agricole Corporate and Investment Bank, 0.370% - 0.510%, 9/12/2011 - 11/14/2011	70,000,000
25,000,000	[3]	Credit Suisse, Zurich, 0.245%, 8/8/2011	25,000,000
75,000,000		Deutsche Bank AG, 0.230% - 0.400%, 9/21/2011 - 1/23/2012	75,000,000
Annual Shareholder Report
7

Principal Amount			Value
$11,000,000		KBC Bank NV, 0.320%, 8/26/2011	11,000,000
62,000,000		Mizuho Corporate Bank Ltd., 0.260% - 0.300%, 10/7/2011 - 10/27/2011	62,000,000
10,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.265%, 8/8/2011	10,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.275%, 8/8/2011	25,000,000
15,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.285%, 8/2/2011	15,000,000
119,000,000		Societe Generale, Paris, 0.360% - 0.520%, 8/9/2011 - 12/12/2011	119,000,000
15,000,000		Sumitomo Mitsui Banking Corp., 0.230%, 8/9/2011	15,000,000
25,000,000		Svenska Handelsbanken, Stockholm, 0.220%, 11/2/2011	25,000,323
40,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.287%, 8/17/2011	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	761,000,770
		Collateralized Loan Agreements – 15.5%
		Finance - Banking – 15.5%
75,000,000	[3]	Citigroup Global Markets, Inc., 0.720%, 8/12/2011	75,000,000
75,000,000		Credit Suisse First Boston LLC, 0.335%, 10/20/2011	75,000,000
55,000,000		JPMorgan Securities LLC, 0.355% - 0.507%, 8/26/2011 - 9/20/2011	55,000,000
47,000,000		Mizuho Securities USA, Inc., 0.355%, 8/1/2011	47,000,000
35,000,000	[3]	RBS Securities, Inc., 0.460%, 8/1/2011	35,000,000
50,000,000		Wells Fargo Securities, LLC, 0.355%, 10/4/2011	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	337,000,000
		Commercial Paper – 28.2%[4]
		Aerospace/Auto – 1.8%
40,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.180%, 10/24/2011	39,983,200
		Finance - Automotive – 3.4%
40,000,000		FCAR Owner Trust, (A1/P1 Series), 0.190%, 9/7/2011	39,992,189
34,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.351%, 1/4/2012	33,948,433
		TOTAL	73,940,622
		Finance - Banking – 18.8%
25,000,000		Bank of America Corp., 0.200%, 9/7/2011	24,994,861
20,000,000	[3]	Commonwealth Bank of Australia, 0.272%, 9/7/2011	19,996,736
25,000,000	[3]	Commonwealth Bank of Australia, 0.275%, 8/5/2011	25,000,000
35,000,000		Credit Agricole North America, Inc., 0.320% - 0.371%, 10/21/2011 - 11/9/2011	34,971,722
48,000,000	[1,2]	Danske Corp., Inc., 0.200%, 8/1/2011 - 8/8/2011	47,999,689
50,000,000	[1,2]	Grampian Funding LLC, 0.190%, 8/8/2011	49,998,153
125,000,000		ING (U.S.) Funding LLC, 0.210% - 0.290%, 8/4/2011 - 10/14/2011	124,960,248
75,000,000	[1,2]	Matchpoint Master Trust, 0.300%, 10/24/2011	74,947,500
Annual Shareholder Report
8

Principal Amount			Value
$5,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.185%, 8/24/2011	4,999,409
		TOTAL	407,868,318
		Finance - Commercial – 4.2%
25,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.200%, 8/22/2011	24,997,083
50,000,000	[1,2]	Starbird Funding Corp., 0.300%, 10/20/2011	49,966,667
15,000,000	[1,2]	Versailles Commercial Paper LLC, 0.240%, 8/22/2011	14,997,900
		TOTAL	89,961,650
		TOTAL COMMERCIAL PAPER	611,753,790
		Corporate Bond – 0.2%
		Finance - Commercial – 0.2%
3,700,000		General Electric Capital Corp., 6.000%, 6/15/2012	3,877,359
		Notes — Variable – 8.8%[3]
		Finance - Banking – 8.8%
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.275%, 8/8/2011	25,000,000
2,790,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.220%, 8/4/2011	2,790,000
755,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2011	755,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 0.290%, 8/4/2011	4,350,000
1,975,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 0.900%, 8/4/2011	1,975,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wells Fargo Bank, N.A. LOC), 0.400%, 8/4/2011	1,500,000
8,920,000		Fun Entertainment, LLC, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	8,920,000
43,000,000		JPMorgan Chase Bank, N.A., 0.227%, 8/30/2011	43,000,000
8,710,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.350%, 8/4/2011	8,710,000
4,700,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 0.950%, 8/4/2011	4,700,000
33,000,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D), 0.100%, 8/4/2011	33,000,000
3,495,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2011	3,495,000
10,500,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.080%, 8/3/2011	10,500,000
15,545,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.200%, 8/3/2011	15,545,000
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Principal Amount		Value
$7,425,000	Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.200%, 8/4/2011	7,425,000
6,450,000	Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	6,450,000
1,535,000	Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2011	1,535,000
10,000,000	Svenska Handelsbanken, Stockholm, 0.311%, 8/17/2011	10,000,000
340,000	Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.300%, 8/4/2011	340,000
	TOTAL NOTES — VARIABLE	189,990,000
	U.S. Treasury – 0.9%
20,000,000	United States Treasury Note, 0.750%, 11/30/2011	20,029,501
	Repurchase Agreements – 7.7%
117,716,000	Interest in $900,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Bank of Montreal will repurchase securities provided as collateral for $900,015,750 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2041 and the market value of those underlying securities was $918,037,376.	117,716,000
50,000,000	Interest in $400,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,007,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2040 and the market value of those underlying securities was $408,007,825.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	167,716,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	2,167,641,409
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	2,794,412
	TOTAL NET ASSETS — 100%	$2,170,435,821

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $309,897,139, which represented 14.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $309,897,139, which represented 14.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$2,167,641,409
Income receivable		965,610
Receivable for shares sold		2,629,447
TOTAL ASSETS		2,171,236,466
Liabilities:
Payable for shares redeemed	$504,373
Bank overdraft	2,695
Income distribution payable	41,430
Payable for custodian fees	19,234
Payable for Directors'/Trustees' fees	660
Payable for auditing fees	20,000
Payable for portfolio accounting fees	15,449
Payable for shareholder services fee (Note 5)	106,846
Payable for share registration costs	59,750
Accrued expenses	30,208
TOTAL LIABILITIES		800,645
Net assets for 2,170,438,086 shares outstanding		$2,170,435,821
Net Assets Consist of:
Paid-in capital		$2,170,438,086
Accumulated net realized loss on investments		(2,112)
Distributions in excess of net investment income		(153)
TOTAL NET ASSETS		$2,170,435,821
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$905,645,305 ÷ 905,423,225 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$860,835,708 ÷ 860,937,992 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$403,954,808 ÷ 404,076,869 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$9,564,779
Expenses:
Investment adviser fee (Note 5)		$4,789,634
Administrative fee (Note 5)		1,871,642
Custodian fees		112,162
Transfer and dividend disbursing agent fees and expenses		54,071
Directors'/Trustees' fees		17,533
Auditing fees		20,048
Legal fees		7,475
Portfolio accounting fees		185,078
Shareholder services fee (Note 5)		2,232,422
Account administration fee (Note 2)		227,671
Share registration costs		128,509
Printing and postage		49,857
Insurance premiums		9,486
Miscellaneous		5,746
TOTAL EXPENSES		9,711,334
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,295,075)
Waiver of administrative fee	(49,187)
Waiver of shareholder services fee	(514,404)
Reimbursement of shareholder services fee	(29,896)
TOTAL WAIVERS AND REIMBURSEMENT		(2,888,562)
Net expenses			6,822,772
Net investment income			2,742,007
Net realized loss on investments			(2,112)
Change in net assets resulting from operations			$2,739,895

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,742,007	$4,114,947
Net realized gain (loss) on investments	(2,112)	6,075
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,739,895	4,121,022
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,113,274)	(2,482,127)
Institutional Service Shares	(86,517)	(448,530)
Institutional Capital Shares	(544,463)	(1,171,099)
Distributions from net realized gain on investments
Institutional Shares	(2,739)	—
Institutional Service Shares	(1,921)	—
Institutional Capital Shares	(1,415)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,750,329)	(4,101,756)
Share Transactions:
Proceeds from sale of shares	9,425,023,193	8,294,578,802
Net asset value of shares issued to shareholders in payment of distributions declared	1,738,976	2,983,437
Cost of shares redeemed	(9,953,564,162)	(8,961,682,122)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(526,801,993)	(664,119,883)
Change in net assets	(526,812,427)	(664,100,617)
Net Assets:
Beginning of period	2,697,248,248	3,361,348,865
End of period (including undistributed (distributions in excess of) net investment income of $(153) and $2,094, respectively)	$2,170,435,821	$2,697,248,248

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Management Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares and Institutional Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Service Shares	$195,019
Institutional Capital Shares	32,652
TOTAL	$227,671

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,012,844,788	$7,012,844,788	5,726,130,357	$5,726,130,357
Shares issued to shareholders in payment of distributions declared	1,171,968	1,171,968	1,492,877	1,492,877
Shares redeemed	(7,357,945,464)	(7,357,945,464)	(5,595,692,940)	(5,595,692,940)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(343,928,708)	$(343,928,708)	131,930,294	$131,930,294
Year Ended July 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,135,195,250	$1,135,195,250	1,252,369,574	$1,252,369,574
Shares issued to shareholders in payment of distributions declared	69,828	69,828	368,061	368,061
Shares redeemed	(1,107,232,264)	(1,107,232,264)	(1,770,517,049)	(1,770,517,049)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	28,032,814	$28,032,814	(517,779,414)	$(517,779,414)
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Year Ended July 31	2011		2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,276,983,155	$1,276,983,155	1,316,078,871	$1,316,078,871
Shares issued to shareholders in payment of distributions declared	497,180	497,180	1,122,499	1,122,499
Shares redeemed	(1,488,386,434)	(1,488,386,434)	(1,595,472,133)	(1,595,472,133)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(210,906,099)	$(210,906,099)	(278,270,763)	$(278,270,763)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(526,801,993)	$(526,801,993)	(664,119,883)	$(664,119,883)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$2,750,329	$4,101,756
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(153)
Capital loss carryforwards and deferrals	$(2,112)

At July 31, 2011, the Fund had a capital loss carryforward of $12 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2019.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2011, for federal income tax purposes, post October losses of $2,100 were deferred to August 1, 2011.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $2,295,075 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $49,187 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$1,717,377	$(19,175)	$(509,503)
Institutional Capital Shares	515,045	(10,721)	(4,901)
TOTAL	$2,232,422	$(29,896)	$(514,404)

For the year ended July 31, 2011, the Fund's Institutional Shares did not incur Service Fees. For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $83,540,000 and $117,795,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

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9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. Subsequent events

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares and Institutional Capital Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2011, 89.91% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED PRIME MANAGEMENT OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Management Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Management Obligations Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since April 2003. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

Federated prime management obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

30

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

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were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Management Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N112
Cusip 608919833
Cusip 608919841

Q450522 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	POIXX
SS*	PRSXX
TR	POLXX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.015	0.040	0.052
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.015	0.040	0.052
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.015)	(0.040)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.16%	0.17%	1.54%	4.03%	5.30%
Ratios to Average Net Assets:
Net expenses	0.20%	0.21%	0.23%	0.20%	0.20%
Net investment income	0.16%	0.18%	1.28%	3.90%	5.18%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,900,328	$38,408,721	$39,580,019	$18,430,487	$16,469,931
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.013	0.037	0.049
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.013	0.037	0.049
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.013)	(0.037)	(0.049)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	1.29%	3.77%	5.04%
Ratios to Average Net Assets:
Net expenses	0.36%	0.37%	0.48%	0.45%	0.45%
Net investment income	0.01%	0.01%	1.22%	3.72%	4.94%
Expense waiver/reimbursement[3]	0.17%	0.17%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,009,732	$5,040,046	$7,734,783	$6,625,756	$6,207,517
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Financial Highlights – Trust Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.010	0.035	0.047
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.010	0.035	0.047
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.010)	(0.035)	(0.047)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	1.04%	3.51%	4.78%
Ratios to Average Net Assets:
Net expenses	0.35%	0.37%	0.72%	0.70%	0.70%
Net investment income	0.01%	0.01%	0.93%	3.35%	4.69%
Expense waiver/reimbursement[3]	0.43%	0.42%	0.09%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,818,977	$612,569	$801,290	$492,957	$306,383
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.60	$0.99
Institutional Service Shares	$1,000	$1,000.00	$1.59[2]
Trust Shares	$1,000	$1,000.00	$1.59[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Institutional Service Shares	$1,000	$1,023.21	$1.61[2]
Trust Shares	$1,000	$1,023.21	$1.61[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.32%
Trust Shares	0.32%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
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5

Portfolio of Investments Summary Tables

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.6%
Bank Instruments	31.7%
Variable Rate Instruments	20.9%
U.S. Treasury Securities	0.9%
Repurchase Agreements	4.1%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	29.1%[4]
8-30 Days	26.6%
31-90 Days	35.0%
91-180 Days	7.3%
181 Days or more	1.2%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, commercial paper, collateralized loan agreements, corporate bonds, corporate notes, loan participation, municipal bonds and short-term municipals, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 13.4% of the Fund's portfolio.
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6

Portfolio of Investments

July 31, 2011

Principal Amount			Value
		Asset-Backed Securities – 0.8%
		Finance - Automotive – 0.2%
$1,827,757		AmeriCredit Automobile Receivables Trust 2011-1, Class A1, 0.322%, 2/8/2012	$1,827,757
64,603,865		AmeriCredit Automobile Receivables Trust 2011-2, Class A1, 0.323%, 4/8/2012	64,603,865
23,690,922	[1]	Hyundai Auto Receivables Trust 2011-B, Class A1, 0.248%, 5/15/2012	23,690,922
13,376,316	[1,2]	MMCA Auto Owner Trust 2011-A, Class A1, 0.372%, 3/15/2012	13,376,316
		TOTAL	103,498,860
		Finance - Equipment – 0.1%
17,505,188		CNH Equipment Trust 2010-C, Class A1, 0.427%, 12/9/2011	17,505,188
18,799,371		Great America Leasing Receivables 2011-1, Class A1, 0.405%, 3/15/2012	18,799,371
		TOTAL	36,304,559
		Finance - Retail – 0.5%
225,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1, Class A1, 0.327%, 8/15/2011	225,000,000
		TOTAL ASSET-BACKED SECURITIES	364,803,419
		Certificates of Deposit – 29.6%
		Finance - Banking – 29.6%
1,441,350,000		BNP Paribas SA, 0.310% - 0.550%, 8/1/2011 - 11/23/2011	1,441,350,000
250,000,000		Bank of Montreal, 0.500%, 8/22/2011	250,000,000
972,000,000		Bank of Nova Scotia, Toronto, 0.200%, 8/3/2011 - 11/4/2011	971,999,999
2,388,300,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%, 9/1/2011 - 9/12/2011	2,388,300,000
686,900,000		Barclays Bank PLC, 0.390% - 0.790%, 11/1/2011 - 1/27/2012	686,900,000
135,000,000		Barclays Bank PLC, 0.430%, 10/21/2011	135,000,000
281,250,000		Barclays Bank PLC, 0.570% - 0.810%, 8/8/2011 - 1/25/2012	281,250,000
1,324,000,000		Credit Agricole Corporate and Investment Bank, 0.270% - 0.530%, 8/9/2011 - 11/14/2011	1,324,000,000
630,000,000		Credit Suisse, Zurich, 0.200%, 8/4/2011 - 10/14/2011	630,000,000
1,192,000,000		Deutsche Bank AG, 0.200% - 0.450%, 8/18/2011 - 1/23/2012	1,192,000,000
2,412,000,000		Mizuho Corporate Bank Ltd., 0.240% - 0.300%, 8/1/2011 - 10/27/2011	2,412,000,000
223,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	223,000,000
977,200,000		Societe Generale, Paris, 0.300% - 0.520%, 8/15/2011 - 12/12/2011	977,200,000
824,000,000		Svenska Handelsbanken, Stockholm, 0.200% - 0.270%, 8/5/2011 - 11/2/2011	824,004,848
96,000,000		Toronto Dominion Bank, 0.180%, 10/17/2011	96,000,000
		TOTAL CERTIFICATES OF DEPOSIT	13,833,004,847
Annual Shareholder Report
7

Principal Amount			Value
		Collateralized Loan Agreements – 16.7%
		Finance - Banking – 16.7%
$694,600,000		BNP Paribas Securities Corp., 0.385% - 0.507%, 8/1/2011 - 10/3/2011	694,600,000
573,000,000		Barclays Capital, Inc., 0.365% - 0.710%, 8/1/2011 - 10/21/2011	573,000,000
836,750,000	[3]	Citigroup Global Markets, Inc., 0.510% - 0.770%, 8/1/2011 - 9/16/2011	836,750,000
1,035,000,000		Credit Suisse First Boston LLC, 0.304% - 0.355%, 10/11/2011 - 10/27/2011	1,035,000,000
339,000,000		Deutsche Bank Securities, Inc., 0.517%, 8/1/2011	339,000,000
300,000,000		ING Financial Markets LLC, 0.243% - 0.253%, 8/1/2011 - 8/9/2011	300,000,000
835,000,000		JPMorgan Securities LLC, 0.304% - 0.507%, 8/1/2011 - 9/20/2011	835,000,000
339,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.310% - 0.710%, 8/1/2011 - 10/21/2011	339,000,000
400,000,000		RBC Capital Markets, LLC, 0.183%, 8/1/2011	400,000,000
1,299,300,000	[3]	RBS Securities, Inc., 0.460%, 8/1/2011	1,299,300,000
1,165,000,000		Wells Fargo Securities, LLC, 0.314% - 0.355%, 8/1/2011 - 10/24/2011	1,165,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,816,650,000
		Commercial Paper – 21.8%[4]
		Aerospace/Auto – 0.7%
345,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.210% - 0.351%, 9/29/2011 - 1/13/2012	344,744,454
		Finance - Automotive – 1.0%
419,390,000		FCAR Owner Trust, (A1+/P1 Series), 0.351% - 0.451%, 8/2/2011 - 1/9/2012	418,922,847
50,000,000		FCAR Owner Trust, (A1/P1 Series), 0.190%, 9/9/2011	49,989,708
		TOTAL	468,912,555
		Finance - Banking – 17.7%
392,000,000		Bank of America Corp., 0.200%, 9/7/2011	391,919,422
426,000,000		Citigroup Funding, Inc., 0.180% - 0.190%, 8/5/2011 - 9/12/2011	425,934,147
300,000,000	[1,2]	Commonwealth Bank of Australia, 0.180%, 8/12/2011	299,983,500
485,000,000		Credit Agricole Corporate and Investment Bank, 0.290% - 0.491%, 9/19/2011 - 10/6/2011	484,711,704
549,900,000		Credit Agricole North America, Inc., 0.290% - 0.501%, 8/12/2011 - 11/9/2011	549,571,599
1,232,000,000	[1,2]	Danske Corp., Inc., 0.200% - 0.230%, 8/12/2011 - 8/25/2011	1,231,889,901
503,100,000	[1,2]	Grampian Funding LLC, 0.180% - 0.190%, 8/5/2011 - 8/26/2011	503,074,473
1,897,100,000		ING (U.S.) Funding LLC, 0.210% - 0.290%, 8/4/2011 - 10/12/2011	1,896,414,469
243,000,000	[1,2]	Matchpoint Master Trust, 0.300% - 0.381%, 10/19/2011 - 11/28/2011	242,776,217
142,700,000	[1,2]	National Australia Funding (Delaware) Inc., 0.200%, 10/6/2011	142,647,677
628,000,000	[1,2]	Northern Pines Funding LLC, 0.280% - 0.341%, 8/1/2011 - 11/1/2011	627,781,250
750,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.400% - 0.541%, 8/3/2011 - 9/1/2011	749,898,889
Annual Shareholder Report
8

Principal Amount			Value
$100,000,000		State Street Corp., 0.150%, 10/12/2011	99,970,000
367,395,000	[1,2]	Surrey Funding Corporation, 0.170% - 0.230%, 8/4/2011 - 10/4/2011	367,309,769
200,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.185%, 8/24/2011	199,976,361
40,000,000	[1,2]	Variable Funding Capital Company LLC, 0.120%, 8/15/2011	39,998,133
		TOTAL	8,253,857,511
		Finance - Commercial – 1.0%
275,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.300%, 10/26/2011 - 10/28/2011	274,799,583
49,205,000	[1,2]	Fairway Finance Co. LLC, 0.180%, 8/16/2011 - 8/26/2011	49,200,060
128,223,000	[1,2]	Market Street Funding LLC, 0.180% - 0.190%, 9/6/2011 - 9/16/2011	128,197,534
		TOTAL	452,197,177
		Finance - Retail – 1.4%
285,000,000	[1,2]	Alpine Securitization Corp., 0.130%, 8/12/2011 - 8/17/2011	284,985,971
68,518,000	[1,2]	Barton Capital LLC, 0.220%, 8/8/2011	68,515,069
75,000,000	[1,2]	Falcon Asset Securitization Company LLC, 0.180%, 8/2/2011	74,999,625
245,000,000	[1,2]	Sheffield Receivables Corp., 0.170% - 0.200%, 8/23/2011 - 9/13/2011	244,959,481
		TOTAL	673,460,146
		TOTAL COMMERCIAL PAPER	10,193,171,843
		Corporate Bonds – 1.8%
		Finance - Banking – 1.1%
31,768,000		Credit Suisse, Zurich, 3.450%, 7/2/2012	32,629,409
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.226%, 8/22/2011	456,500,000
		TOTAL	489,129,409
		Finance - Commercial – 0.7%
72,000,000		General Electric Capital Corp., 3.500%, 8/13/2012	74,161,046
30,869,000		General Electric Capital Corp., 5.000%, 11/15/2011	31,268,169
78,469,000		General Electric Capital Corp., 5.875%, 2/15/2012	80,735,662
138,039,000		General Electric Capital Corp., 6.000%, 6/15/2012	144,623,840
		TOTAL	330,788,717
		TOTAL CORPORATE BONDS	819,918,126
		Corporate Note – 0.0%
		Finance - Commercial – 0.0%
17,260,000		General Electric Capital Corp., 4.375%, 11/21/2011	17,461,526
		Loan Participation – 0.2%
		Food & Beverage – 0.2%
90,000,000		Archer-Daniels-Midland Co., 0.200%, 8/22/2011 - 8/31/2011	90,000,000
Annual Shareholder Report
9

Principal Amount			Value
		Municipal Bonds – 0.2%
		University – 0.2%
$68,000,000	[3]	Regents of University of California, (Series 2011 Y-2), 0.267%, 8/3/2011	68,000,000
37,000,000		Regents of University of California, (Series 2011-AA), 0.480%, 7/1/2012	37,000,000
		TOTAL MUNICIPAL BONDS	105,000,000
		Notes — Variable – 20.9%[3]
		Electrical Equipment – 0.0%
1,325,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.130%, 8/4/2011	1,325,000
		Finance - Banking – 19.8%
50,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), (Bank of America N.A. LOC), 0.230%, 8/1/2011	50,000,000
18,000,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.190%, 8/4/2011	18,000,000
2,020,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.150%, 8/4/2011	2,020,000
38,765,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008A), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/4/2011	38,765,000
140,000,000		Bank of Montreal, 0.276%, 8/10/2011	140,000,000
267,500,000		Bank of Montreal, 0.277%, 8/26/2011	267,500,000
500,000,000		Bank of Montreal, 0.277%, 8/30/2011	500,000,000
100,000,000		Bank of Montreal, 0.277%, 8/30/2011	100,000,000
75,000,000		Bank of Montreal, 0.277%, 8/30/2011	75,000,000
87,000,000		Bank of Montreal, 0.277%, 8/30/2011	87,000,064
225,000,000		Barclays Bank PLC, 0.607%, 8/30/2011	225,000,000
12,100,000		Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.210%, 8/4/2011	12,100,000
7,615,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.220%, 8/4/2011	7,615,000
4,015,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2011	4,015,000
17,530,000		Brazos River Authority, TX, (Series 2002A), (Citibank NA, New York LOC), 0.220%, 8/1/2011	17,530,000
30,475,000		California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.060%, 8/3/2011	30,475,000
27,500,000		California Infrastructure & Economic Development Bank, (Series 2008B), (Bank of America N.A. LOC), 0.230%, 8/1/2011	27,500,000
33,830,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.150%, 8/4/2011	33,830,000
11,770,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	11,770,000
Annual Shareholder Report
10

Principal Amount		Value
$6,410,000	Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	6,410,000
5,280,000	Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	5,280,000
789,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	789,000
901,000	Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/4/2011	901,000
483,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/4/2011	483,000
788,000	Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	788,000
2,350,000	Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.390%, 8/4/2011	2,350,000
66,730,000	Charlotte, NC Water & Sewer System, (Series 2006B), 0.100%, 8/4/2011	66,730,000
66,825,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G), (Bank of America N.A. LOC), 0.090%, 8/4/2011	66,825,000
5,835,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2011	5,835,000
4,920,000	Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.480%, 8/4/2011	4,920,000
59,850,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3), (Bank of America N.A. LOC), 0.090%, 8/3/2011	59,850,000
19,700,000	Colorado Educational & Cultural Facilities Authority, (Series 2008), (Bank of America N.A. LOC), 0.230%, 8/1/2011	19,700,000
520,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/4/2011	520,000
7,300,000	Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	7,300,000
67,925,000	Cook County, IL, (Series 2002 A), 0.190%, 8/3/2011	67,925,000
150,000,000	Credit Suisse, Zurich, 0.245%, 8/8/2011	150,000,000
300,000,000	Credit Suisse, Zurich, 0.323%, 8/25/2011	300,000,000
28,400,000	Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.110%, 8/4/2011	28,400,000
11,600,000	Denver, CO City & County School District No. 01, (Series 2011 A-1), (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.130%, 8/3/2011	11,600,000
15,300,000	Denver, CO City & County School District No. 01, (Series 2011 A-2), (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.100%, 8/3/2011	15,300,000
250,000,000	Deutsche Bank AG, 0.509%, 8/22/2011	250,000,000
7,550,000	District of Columbia Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/4/2011	7,550,000
Annual Shareholder Report
11

Principal Amount			Value
$25,835,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-69), (U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	25,835,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.130%, 8/3/2011	33,900,000
7,040,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	7,040,000
4,900,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.120%, 8/3/2011	4,900,000
30,300,000		Illinois Development Finance Authority IDB, 0.060%, 8/3/2011	30,300,000
12,515,000		Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	12,515,000
127,900,000		Illinois Finance Authority, (Series 2008C-1), 0.080%, 8/3/2011	127,900,000
63,015,000		Illinois Finance Authority, (Subseries C-3A), 0.090%, 8/3/2011	63,015,000
50,345,000		Illinois Health Facilities Authority, (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	50,345,000
13,500,000		Illinois State Toll Highway Authority, (2007 Series A-2d), (Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2011	13,500,000
24,100,000		Indiana State Finance Authority (Health System Bonds), (Series2008H), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/3/2011	24,100,000
5,560,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009C), (PNC Bank, N.A. LOC), 0.050%, 8/3/2011	5,560,000
10,690,000		Iowa 80 Group, Inc., (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.250%, 9/1/2011	10,690,000
35,700,000		Iowa Finance Authority — Health Facilities, (Series 2009E), (Bank of America N.A. LOC), 0.220%, 8/1/2011	35,700,000
37,340,000		JEA, FL Electric System, (Series Three 2008B-3), 0.070%, 8/3/2011	37,340,000
400,500,000		JPMorgan Chase Bank, N.A., 0.227%, 8/30/2011	400,499,849
20,210,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.110%, 8/3/2011	20,210,000
17,865,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.120%, 8/3/2011	17,865,000
13,175,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E), (Bank of America N.A. LOC), 0.090%, 8/3/2011	13,175,000
2,000,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/3/2011	2,000,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A), (U.S. Bank, N.A. LOC), 0.050%, 8/3/2011	4,300,000
1,195,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/3/2011	1,195,000
50,000,000	[1,2]	Lee County, FL Memorial Health System, (Series 2009A), (Bank of America N.A. LOC), 0.220%, 8/1/2011	50,000,000
Annual Shareholder Report
12

Principal Amount			Value
$24,665,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	24,665,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	15,000,000
18,895,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2), 0.050%, 8/3/2011	18,895,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.110%, 8/4/2011	25,000,000
8,500,000		Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	8,500,000
19,300,000		Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.080%, 8/3/2011	19,300,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.460%, 8/4/2011	10,000,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.100%, 8/3/2011	14,000,000
300,000,000		National Australia Bank Ltd., Melbourne, 0.267%, 8/16/2011	299,988,740
447,000,000		National Australia Bank Ltd., Melbourne, 0.276%, 8/12/2011	447,000,000
8,685,257	[1,2]	Nevada Housing Division, GS Trust (Series 2007-116TP), (Wells Fargo & Co. LOC), 0.100%, 8/4/2011	8,685,257
17,400,000		New York City, NY, (Fiscal 1995 Series F-3), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	17,400,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.060%, 8/3/2011	15,600,000
46,885,000		New York City, NY, (Fiscal 2004 Series H-6), (Bank of America N.A. LOC), 0.070%, 8/3/2011	46,885,000
70,000,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.090%, 8/4/2011	70,000,000
25,130,000		New York State HFA, 8 East 102nd Street Housing (Series 2010A), (Bank of America N.A. LOC), 0.070%, 8/3/2011	25,130,000
10,515,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.200%, 8/4/2011	10,515,000
28,000,000		North Texas Tollway Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.050%, 8/3/2011	28,000,000
73,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	73,800,000
10,700,000		Ohio State Higher Educational Facility Commission, (Series A), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	10,700,000
10,200,000		Oklahoma State Turnpike Authority, (Series 2006E), 0.200%, 8/1/2011	10,200,000
5,095,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	5,095,000
Annual Shareholder Report
13

Principal Amount		Value
$5,300,000	Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	5,300,000
51,785,000	Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.140%, 8/4/2011	51,785,000
7,645,000	Port of Portland, OR Airport, (Subseries 18A), (U.S. Bank, N.A. LOC), 0.050%, 8/3/2011	7,645,000
20,380,000	Port of Portland, OR Airport, (Subseries 18B), (Wells Fargo Bank, N.A. LOC), 0.050%, 8/3/2011	20,380,000
77,100,000	Port of Tacoma, WA, (Series 2008B: Subordinate Lien), (Bank of America N.A. LOC), 0.220%, 8/1/2011	77,100,000
17,220,000	Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	17,220,000
8,800,000	Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.280%, 8/4/2011	8,800,000
224,700,000	Rabobank Nederland NV, Utrecht, 0.265%, 8/8/2011	224,700,000
9,000,000	Rabobank Nederland NV, Utrecht, 0.266%, 8/15/2011	9,002,825
565,000,000	Rabobank Nederland NV, Utrecht, 0.267%, 8/18/2011	565,000,000
28,000,000	Rabobank Nederland NV, Utrecht, 0.274%, 8/31/2011	27,998,270
200,000,000	Rabobank Nederland NV, Utrecht, 0.275%, 8/8/2011	200,000,000
255,000,000	Rabobank Nederland NV, Utrecht, 0.282%, 8/24/2011	254,990,610
275,000,000	Rabobank Nederland NV, Utrecht, 0.285%, 8/2/2011	275,000,000
25,115,000	Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.080%, 8/4/2011	25,115,000
20,000,000	Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.070%, 8/3/2011	20,000,000
6,760,000	Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	6,760,000
29,000,000	Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.250%, 8/4/2011	29,000,000
3,095,000	San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/3/2011	3,095,000
33,600,000	San Francisco, CA City & County Airport Commission, (Second Series), (Issue 36A), (Wells Fargo Bank, N.A. LOC), 0.060%, 8/3/2011	33,600,000
23,350,000	San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	23,350,000
400,000	Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	400,000
9,275,000	Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.260%, 8/4/2011	9,275,000
Annual Shareholder Report
14

Principal Amount			Value
$975,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.330%, 8/4/2011	975,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.090%, 8/3/2011	25,000,000
23,445,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.090%, 8/3/2011	23,445,000
77,500,000	[1,2]	Texas State, PUTTERs (Series 3812), 0.210%, 8/1/2011	77,500,000
17,350,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.200%, 8/4/2011	17,350,000
200,000,000		Toronto Dominion Bank, 0.266%, 8/12/2011	200,000,000
900,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	900,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.275%, 8/3/2011	399,961,829
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.276%, 8/11/2011	400,000,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.276%, 8/15/2011	400,000,000
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.276%, 8/9/2011	300,000,000
515,000,000		Westpac Banking Corp. Ltd., Sydney, 0.277%, 8/16/2011	514,955,503
44,000,000		Westpac Banking Corp. Ltd., Sydney, 0.287%, 8/17/2011	44,000,000
8,800,000		Winder-Barrow County, GA Joint Development Authority, (Series 2004: Solid Waste Disposal Revenue Bonds), (Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	8,800,000
7,680,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.190%, 8/4/2011	7,680,000
		TOTAL	9,248,723,947
		Finance - Commercial – 0.5%
40,000,000		Fairway Finance Co. LLC, 0.196%, 8/11/2011	40,000,000
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.197%, 8/19/2011	30,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.205%, 8/3/2011	50,000,000
50,000,000		Fairway Finance Co. LLC, 0.206%, 8/9/2011	50,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.225%, 8/4/2011	25,000,000
26,005,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.280%, 8/4/2011	26,005,000
13,715,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.280%, 8/4/2011	13,715,000
		TOTAL	234,720,000
		Government Agency – 0.4%
24,780,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.200%, 8/4/2011	24,780,000
14,000,000		California HFA, (Series 2005F), 0.200%, 8/3/2011	14,000,000
8,245,000		California HFA, (Series 2006 B), 0.140%, 8/3/2011	8,245,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.150%, 8/4/2011	36,020,000
Annual Shareholder Report
15

Principal Amount			Value
$21,155,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.230%, 8/4/2011	21,155,000
4,255,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.340%, 8/4/2011	4,255,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.230%, 8/4/2011	8,290,000
74,750,000		Nebraska Investment Finance Authority, (2010 Series B), 0.060%, 8/3/2011	74,750,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.300%, 8/4/2011	17,725,000
10,680,000		Tack Capital Co., (FHLB of New York LOC), 0.180%, 8/4/2011	10,680,000
		TOTAL	219,900,000
		Insurance – 0.1%
40,920,000	[1,2]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6), (Assured Guaranty Corp. INS), 0.080%, 8/3/2011	40,920,000
		University – 0.1%
17,000,000		Regents of University of California, (Series 2011 Z-1), 0.110%, 8/4/2011	17,000,000
10,000,000		Regents of University of California, (Series 2011 Z-2), 0.110%, 8/4/2011	10,000,000
		TOTAL	27,000,000
		TOTAL NOTES — VARIABLE	9,772,588,947
		Short-Term Municipals – 0.1%
		Municipal – 0.1%
25,000,000		Texas State, 2.000%, 8/31/2011	25,035,638
		Time Deposit – 2.1%
		Finance - Banking – 2.1%
670,000,000		Societe Generale, Paris, 0.090% - 0.130%, 8/1/2011	670,000,000
300,000,000		Svenska Handelsbanken, Stockholm, 0.100%, 8/1/2011	300,000,000
		TOTAL TIME DEPOSIT	970,000,000
		U.S. Treasury – 0.9%
		U.S. Treasury Notes – 0.9%
397,000,000		United States Treasury, 0.750%, 11/30/2011	397,585,659
		Repurchase Agreements – 4.1%
1,069,000,000		Interest in $3,759,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,759,065,783 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2041 and the market value of those underlying securities was $3,835,723,942.	1,069,000,000
Annual Shareholder Report
16

Principal Amount		Value
$17,266,000	Interest in $900,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Bank of Montreal will repurchase securities provided as collateral for $900,015,750 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $918,037,376.	17,266,000
10,000,000	Interest in $800,000,000 joint repurchase agreement 0.15%, dated 7/29/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,010,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2018 and the market value of those underlying securities was $816,010,210.	10,000,000
200,000,000	Interest in $800,000,000 joint repurchase agreement 0.18%, dated 7/29/2011 under which CS First Boston Corp. will repurchase securities provided as collateral for $800,012,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2021 and the market value of those underlying securities was $816,005,044.	200,000,000
142,000,000	Interest in $242,000,000 joint repurchase agreement 0.06%, dated 7/29/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $242,001,210 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $246,841,259.	142,000,000
100,000,000	Repurchase agreement 0.23%, dated 7/29/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,001,917 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $102,591,183.	100,000,000
400,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 7/29/2011 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $1,000,019,167 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2041 and the market value of those underlying securities was $1,020,019,550.	400,000,000
	TOTAL REPURCHASE AGREEMENTS	1,938,266,000
	TOTAL INVESTMENTS — 99.2% (AT AMORTIZED COST)[5]	46,343,486,005
	OTHER ASSETS AND LIABILITIES - NET — 0.8%[6]	385,551,412
	TOTAL NET ASSETS — 100%	$46,729,037,417

Annual Shareholder Report

17

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $5,151,125,738, which represented 11.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $5,127,434,816, which represented 11.0% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PUTTERs	— Puttable Tax-Exempt Receipts

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
18

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$46,343,486,005
Cash		49,549,544
Income receivable		25,629,398
Receivable for investments sold		366,447,032
Receivable for shares sold		6,909,783
TOTAL ASSETS		46,792,021,762
Liabilities:
Payable for investments purchased	$59,476,773
Payable for shares redeemed	849,957
Income distribution payable	1,623,349
Payable for distribution services fee (Note 5)	190,121
Payable for shareholder services fee (Note 5)	319,239
Accrued expenses	524,906
TOTAL LIABILITIES		62,984,345
Net assets for 46,712,915,397 shares outstanding		$46,729,037,417
Net Assets Consist of:
Paid-in capital		$46,739,516,804
Accumulated net realized loss on investments		(10,550,260)
Undistributed net investment income		70,873
TOTAL NET ASSETS		$46,729,037,417
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$39,900,327,744 ÷ 39,885,363,248 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$4,009,732,338 ÷ 4,008,548,376 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$2,818,977,335 ÷ 2,819,003,773 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
19

Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$182,859,028
Expenses:
Investment adviser fee (Note 5)		$100,290,144
Administrative fee (Note 5)		39,187,132
Custodian fees		1,685,523
Transfer and dividend disbursing agent fees and expenses		268,108
Directors'/Trustees' fees		331,059
Auditing fees		20,548
Legal fees		21,979
Portfolio accounting fees		194,916
Distribution services fee (Note 5)		6,456,665
Shareholder services fee (Note 5)		13,251,889
Account administration fee (Note 2)		5,817,192
Share registration costs		190,765
Printing and postage		143,194
Insurance premiums		99,839
Miscellaneous		178,827
TOTAL EXPENSES		168,137,780
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(38,838,050)
Waiver of administrative fee (Note 5)	(1,026,732)
Waiver of distribution services fee (Note 5)	(2,756,059)
Waiver of shareholder services fee (Note 5)	(8,785,716)
Waiver of account administration fee (Note 2)	(1,314,122)
Reimbursement of account administration fee (Note 2)	(5,176)
Reimbursement of shareholder services fee (Note 5)	(1,050,230)
TOTAL WAIVERS AND REIMBURSEMENTS		(53,776,085)
Net expenses			114,361,695
Net investment income			68,497,333
Net realized gain on investments			56,975
Change in net assets resulting from operations			$68,554,308

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
20

Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$68,497,333	$66,047,737
Net realized gain on investments	56,975	68,453
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	68,554,308	66,116,190
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(67,683,077)	(64,989,989)
Institutional Service Shares	(507,581)	(964,163)
Trust Shares	(258,856)	(67,052)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(68,449,514)	(66,021,204)
Share Transactions:
Proceeds from sale of shares	272,909,802,727	234,912,030,057
Net asset value of shares issued to shareholders in payment of distributions declared	28,801,612	25,716,100
Cost of shares redeemed	(270,271,007,825)	(238,992,597,128)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,667,596,514	(4,054,850,971)
Change in net assets	2,667,701,308	(4,054,755,985)
Net Assets:
Beginning of period	44,061,336,109	48,116,092,094
End of period (including undistributed net investment income of $70,873 and $23,054, respectively)	$46,729,037,417	$44,061,336,109

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
21

Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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22

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Institutional Service Shares	$4,497,894	$ —	$ —
Trust Shares	1,319,298	(1,314,122)	(5,176)
TOTAL	$5,817,192	$(1,314,122)	$(5,176)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

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23

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Hyundai Auto Receivables Trust 2011-B, Class A1, 0.248%, 5/15/2012	5/11/2011	$23,690,922	$23,690,922
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	250,937,413,504	$250,937,413,504	213,384,503,526	$213,384,503,526
Shares issued to shareholders in payment of distributions declared	28,436,057	28,436,057	25,422,313	25,422,313
Shares redeemed	(249,474,345,192)	(249,474,345,192)	(214,581,357,441)	(214,581,357,441)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,491,504,369	$1,491,504,369	(1,171,431,602)	$(1,171,431,602)
Year Ended July 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,392,941,255	$17,392,941,255	19,920,123,003	$19,920,123,003
Shares issued to shareholders in payment of distributions declared	137,196	137,196	252,265	252,265
Shares redeemed	(18,423,384,330)	(18,423,384,330)	(22,615,084,807)	(22,615,084,807)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,030,305,879)	$(1,030,305,879)	(2,694,709,539)	$(2,694,709,539)
Year Ended July 31	2011		2010
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	4,579,447,968	$4,579,447,968	1,607,403,528	$1,607,403,528
Shares issued to shareholders in payment of distributions declared	228,359	228,359	41,522	41,522
Shares redeemed	(2,373,278,303)	(2,373,278,303)	(1,796,154,880)	(1,796,154,880)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	2,206,398,024	$2,206,398,024	(188,709,830)	$(188,709,830)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,667,596,514	$2,667,596,514	(4,054,850,971)	$(4,054,850,971)
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4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$68,449,514	$66,021,204

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$70,873
Capital loss carryforwards	$(10,550,260)

At July 31, 2011, the Fund had a capital loss carryforward of $10,550,260 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$25,655
2017	$10,524,605

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund used capital loss carryforwards of $56,975 to offset taxable capital gains realized during the year ended July 31, 2011.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $38,838,050 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $1,026,732 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$6,456,665	$(2,756,059)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2011, FSC did not retain any fees paid by the Fund.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$8,114,523	$(1,050,230)	$(3,648,350)
Trust Shares	5,137,366	—	(5,137,366)
TOTAL	$13,251,889	$(1,050,230)	$(8,785,716)

For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,313,640,000 and $2,058,960,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. SUBSEQUENT EVENTS

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2011, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Obligations Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

Federated prime obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

38

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Annual Shareholder Report

39

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

40

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
41

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203
Cusip 60934N708
Cusip 60934N146

Q450523 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	POIXX

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.015	0.040	0.052
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.015	0.040	0.052
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.015)	(0.040)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.16%	0.17%	1.54%	4.03%	5.30%
Ratios to Average Net Assets:
Net expenses	0.20%	0.21%	0.23%	0.20%	0.20%
Net investment income	0.16%	0.18%	1.28%	3.90%	5.18%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,900,328	$38,408,721	$39,580,019	$18,430,487	$16,469,931
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,000.60	$0.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report
2

Portfolio of Investments Summary Tables

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.6%
Bank Instruments	31.7%
Variable Rate Instruments	20.9%
U.S. Treasury Securities	0.9%
Repurchase Agreements	4.1%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	29.1%[4]
8-30 Days	26.6%
31-90 Days	35.0%
91-180 Days	7.3%
181 Days or more	1.2%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, commercial paper, collateralized loan agreements, corporate bonds, corporate notes, loan participation, municipal bonds and short-term municipals, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 13.4% of the Fund's portfolio.
Annual Shareholder Report
3

Portfolio of Investments

July 31, 2011

Principal Amount			Value
		Asset-Backed Securities – 0.8%
		Finance - Automotive – 0.2%
$1,827,757		AmeriCredit Automobile Receivables Trust 2011-1, Class A1, 0.322%, 2/8/2012	$1,827,757
64,603,865		AmeriCredit Automobile Receivables Trust 2011-2, Class A1, 0.323%, 4/8/2012	64,603,865
23,690,922	[1]	Hyundai Auto Receivables Trust 2011-B, Class A1, 0.248%, 5/15/2012	23,690,922
13,376,316	[1,2]	MMCA Auto Owner Trust 2011-A, Class A1, 0.372%, 3/15/2012	13,376,316
		TOTAL	103,498,860
		Finance - Equipment – 0.1%
17,505,188		CNH Equipment Trust 2010-C, Class A1, 0.427%, 12/9/2011	17,505,188
18,799,371		Great America Leasing Receivables 2011-1, Class A1, 0.405%, 3/15/2012	18,799,371
		TOTAL	36,304,559
		Finance - Retail – 0.5%
225,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1, Class A1, 0.327%, 8/15/2011	225,000,000
		TOTAL ASSET-BACKED SECURITIES	364,803,419
		Certificates of Deposit – 29.6%
		Finance - Banking – 29.6%
1,441,350,000		BNP Paribas SA, 0.310% - 0.550%, 8/1/2011 - 11/23/2011	1,441,350,000
250,000,000		Bank of Montreal, 0.500%, 8/22/2011	250,000,000
972,000,000		Bank of Nova Scotia, Toronto, 0.200%, 8/3/2011 - 11/4/2011	971,999,999
2,388,300,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%, 9/1/2011 - 9/12/2011	2,388,300,000
686,900,000		Barclays Bank PLC, 0.390% - 0.790%, 11/1/2011 - 1/27/2012	686,900,000
135,000,000		Barclays Bank PLC, 0.430%, 10/21/2011	135,000,000
281,250,000		Barclays Bank PLC, 0.570% - 0.810%, 8/8/2011 - 1/25/2012	281,250,000
1,324,000,000		Credit Agricole Corporate and Investment Bank, 0.270% - 0.530%, 8/9/2011 - 11/14/2011	1,324,000,000
630,000,000		Credit Suisse, Zurich, 0.200%, 8/4/2011 - 10/14/2011	630,000,000
1,192,000,000		Deutsche Bank AG, 0.200% - 0.450%, 8/18/2011 - 1/23/2012	1,192,000,000
2,412,000,000		Mizuho Corporate Bank Ltd., 0.240% - 0.300%, 8/1/2011 - 10/27/2011	2,412,000,000
223,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	223,000,000
977,200,000		Societe Generale, Paris, 0.300% - 0.520%, 8/15/2011 - 12/12/2011	977,200,000
824,000,000		Svenska Handelsbanken, Stockholm, 0.200% - 0.270%, 8/5/2011 - 11/2/2011	824,004,848
96,000,000		Toronto Dominion Bank, 0.180%, 10/17/2011	96,000,000
		TOTAL CERTIFICATES OF DEPOSIT	13,833,004,847
Annual Shareholder Report
4

Principal Amount			Value
		Collateralized Loan Agreements – 16.7%
		Finance - Banking – 16.7%
$694,600,000		BNP Paribas Securities Corp., 0.385% - 0.507%, 8/1/2011 - 10/3/2011	694,600,000
573,000,000		Barclays Capital, Inc., 0.365% - 0.710%, 8/1/2011 - 10/21/2011	573,000,000
836,750,000	[3]	Citigroup Global Markets, Inc., 0.510% - 0.770%, 8/1/2011 - 9/16/2011	836,750,000
1,035,000,000		Credit Suisse First Boston LLC, 0.304% - 0.355%, 10/11/2011 - 10/27/2011	1,035,000,000
339,000,000		Deutsche Bank Securities, Inc., 0.517%, 8/1/2011	339,000,000
300,000,000		ING Financial Markets LLC, 0.243% - 0.253%, 8/1/2011 - 8/9/2011	300,000,000
835,000,000		JPMorgan Securities LLC, 0.304% - 0.507%, 8/1/2011 - 9/20/2011	835,000,000
339,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.310% - 0.710%, 8/1/2011 - 10/21/2011	339,000,000
400,000,000		RBC Capital Markets, LLC, 0.183%, 8/1/2011	400,000,000
1,299,300,000	[3]	RBS Securities, Inc., 0.460%, 8/1/2011	1,299,300,000
1,165,000,000		Wells Fargo Securities, LLC, 0.314% - 0.355%, 8/1/2011 - 10/24/2011	1,165,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,816,650,000
		Commercial Paper – 21.8%[4]
		Aerospace/Auto – 0.7%
345,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.210% - 0.351%, 9/29/2011 - 1/13/2012	344,744,454
		Finance - Automotive – 1.0%
419,390,000		FCAR Owner Trust, (A1+/P1 Series), 0.351% - 0.451%, 8/2/2011 - 1/9/2012	418,922,847
50,000,000		FCAR Owner Trust, (A1/P1 Series), 0.190%, 9/9/2011	49,989,708
		TOTAL	468,912,555
		Finance - Banking – 17.7%
392,000,000		Bank of America Corp., 0.200%, 9/7/2011	391,919,422
426,000,000		Citigroup Funding, Inc., 0.180% - 0.190%, 8/5/2011 - 9/12/2011	425,934,147
300,000,000	[1,2]	Commonwealth Bank of Australia, 0.180%, 8/12/2011	299,983,500
485,000,000		Credit Agricole Corporate and Investment Bank, 0.290% - 0.491%, 9/19/2011 - 10/6/2011	484,711,704
549,900,000		Credit Agricole North America, Inc., 0.290% - 0.501%, 8/12/2011 - 11/9/2011	549,571,599
1,232,000,000	[1,2]	Danske Corp., Inc., 0.200% - 0.230%, 8/12/2011 - 8/25/2011	1,231,889,901
503,100,000	[1,2]	Grampian Funding LLC, 0.180% - 0.190%, 8/5/2011 - 8/26/2011	503,074,473
1,897,100,000		ING (U.S.) Funding LLC, 0.210% - 0.290%, 8/4/2011 - 10/12/2011	1,896,414,469
243,000,000	[1,2]	Matchpoint Master Trust, 0.300% - 0.381%, 10/19/2011 - 11/28/2011	242,776,217
142,700,000	[1,2]	National Australia Funding (Delaware) Inc., 0.200%, 10/6/2011	142,647,677
628,000,000	[1,2]	Northern Pines Funding LLC, 0.280% - 0.341%, 8/1/2011 - 11/1/2011	627,781,250
750,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.400% - 0.541%, 8/3/2011 - 9/1/2011	749,898,889
Annual Shareholder Report
5

Principal Amount			Value
$100,000,000		State Street Corp., 0.150%, 10/12/2011	99,970,000
367,395,000	[1,2]	Surrey Funding Corporation, 0.170% - 0.230%, 8/4/2011 - 10/4/2011	367,309,769
200,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.185%, 8/24/2011	199,976,361
40,000,000	[1,2]	Variable Funding Capital Company LLC, 0.120%, 8/15/2011	39,998,133
		TOTAL	8,253,857,511
		Finance - Commercial – 1.0%
275,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.300%, 10/26/2011 - 10/28/2011	274,799,583
49,205,000	[1,2]	Fairway Finance Co. LLC, 0.180%, 8/16/2011 - 8/26/2011	49,200,060
128,223,000	[1,2]	Market Street Funding LLC, 0.180% - 0.190%, 9/6/2011 - 9/16/2011	128,197,534
		TOTAL	452,197,177
		Finance - Retail – 1.4%
285,000,000	[1,2]	Alpine Securitization Corp., 0.130%, 8/12/2011 - 8/17/2011	284,985,971
68,518,000	[1,2]	Barton Capital LLC, 0.220%, 8/8/2011	68,515,069
75,000,000	[1,2]	Falcon Asset Securitization Company LLC, 0.180%, 8/2/2011	74,999,625
245,000,000	[1,2]	Sheffield Receivables Corp., 0.170% - 0.200%, 8/23/2011 - 9/13/2011	244,959,481
		TOTAL	673,460,146
		TOTAL COMMERCIAL PAPER	10,193,171,843
		Corporate Bonds – 1.8%
		Finance - Banking – 1.1%
31,768,000		Credit Suisse, Zurich, 3.450%, 7/2/2012	32,629,409
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.226%, 8/22/2011	456,500,000
		TOTAL	489,129,409
		Finance - Commercial – 0.7%
72,000,000		General Electric Capital Corp., 3.500%, 8/13/2012	74,161,046
30,869,000		General Electric Capital Corp., 5.000%, 11/15/2011	31,268,169
78,469,000		General Electric Capital Corp., 5.875%, 2/15/2012	80,735,662
138,039,000		General Electric Capital Corp., 6.000%, 6/15/2012	144,623,840
		TOTAL	330,788,717
		TOTAL CORPORATE BONDS	819,918,126
		Corporate Note – 0.0%
		Finance - Commercial – 0.0%
17,260,000		General Electric Capital Corp., 4.375%, 11/21/2011	17,461,526
		Loan Participation – 0.2%
		Food & Beverage – 0.2%
90,000,000		Archer-Daniels-Midland Co., 0.200%, 8/22/2011 - 8/31/2011	90,000,000
Annual Shareholder Report
6

Principal Amount			Value
		Municipal Bonds – 0.2%
		University – 0.2%
$68,000,000	[3]	Regents of University of California, (Series 2011 Y-2), 0.267%, 8/3/2011	68,000,000
37,000,000		Regents of University of California, (Series 2011-AA), 0.480%, 7/1/2012	37,000,000
		TOTAL MUNICIPAL BONDS	105,000,000
		Notes — Variable – 20.9%[3]
		Electrical Equipment – 0.0%
1,325,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.130%, 8/4/2011	1,325,000
		Finance - Banking – 19.8%
50,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), (Bank of America N.A. LOC), 0.230%, 8/1/2011	50,000,000
18,000,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.190%, 8/4/2011	18,000,000
2,020,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.150%, 8/4/2011	2,020,000
38,765,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008A), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/4/2011	38,765,000
140,000,000		Bank of Montreal, 0.276%, 8/10/2011	140,000,000
267,500,000		Bank of Montreal, 0.277%, 8/26/2011	267,500,000
500,000,000		Bank of Montreal, 0.277%, 8/30/2011	500,000,000
100,000,000		Bank of Montreal, 0.277%, 8/30/2011	100,000,000
75,000,000		Bank of Montreal, 0.277%, 8/30/2011	75,000,000
87,000,000		Bank of Montreal, 0.277%, 8/30/2011	87,000,064
225,000,000		Barclays Bank PLC, 0.607%, 8/30/2011	225,000,000
12,100,000		Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.210%, 8/4/2011	12,100,000
7,615,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.220%, 8/4/2011	7,615,000
4,015,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2011	4,015,000
17,530,000		Brazos River Authority, TX, (Series 2002A), (Citibank NA, New York LOC), 0.220%, 8/1/2011	17,530,000
30,475,000		California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.060%, 8/3/2011	30,475,000
27,500,000		California Infrastructure & Economic Development Bank, (Series 2008B), (Bank of America N.A. LOC), 0.230%, 8/1/2011	27,500,000
33,830,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.150%, 8/4/2011	33,830,000
11,770,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	11,770,000
Annual Shareholder Report
7

Principal Amount		Value
$6,410,000	Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	6,410,000
5,280,000	Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.190%, 8/4/2011	5,280,000
789,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	789,000
901,000	Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/4/2011	901,000
483,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/4/2011	483,000
788,000	Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	788,000
2,350,000	Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.390%, 8/4/2011	2,350,000
66,730,000	Charlotte, NC Water & Sewer System, (Series 2006B), 0.100%, 8/4/2011	66,730,000
66,825,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G), (Bank of America N.A. LOC), 0.090%, 8/4/2011	66,825,000
5,835,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2011	5,835,000
4,920,000	Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.480%, 8/4/2011	4,920,000
59,850,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3), (Bank of America N.A. LOC), 0.090%, 8/3/2011	59,850,000
19,700,000	Colorado Educational & Cultural Facilities Authority, (Series 2008), (Bank of America N.A. LOC), 0.230%, 8/1/2011	19,700,000
520,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/4/2011	520,000
7,300,000	Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	7,300,000
67,925,000	Cook County, IL, (Series 2002 A), 0.190%, 8/3/2011	67,925,000
150,000,000	Credit Suisse, Zurich, 0.245%, 8/8/2011	150,000,000
300,000,000	Credit Suisse, Zurich, 0.323%, 8/25/2011	300,000,000
28,400,000	Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.110%, 8/4/2011	28,400,000
11,600,000	Denver, CO City & County School District No. 01, (Series 2011 A-1), (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.130%, 8/3/2011	11,600,000
15,300,000	Denver, CO City & County School District No. 01, (Series 2011 A-2), (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.100%, 8/3/2011	15,300,000
250,000,000	Deutsche Bank AG, 0.509%, 8/22/2011	250,000,000
7,550,000	District of Columbia Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/4/2011	7,550,000
Annual Shareholder Report
8

Principal Amount			Value
$25,835,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-69), (U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	25,835,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.130%, 8/3/2011	33,900,000
7,040,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	7,040,000
4,900,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.120%, 8/3/2011	4,900,000
30,300,000		Illinois Development Finance Authority IDB, 0.060%, 8/3/2011	30,300,000
12,515,000		Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	12,515,000
127,900,000		Illinois Finance Authority, (Series 2008C-1), 0.080%, 8/3/2011	127,900,000
63,015,000		Illinois Finance Authority, (Subseries C-3A), 0.090%, 8/3/2011	63,015,000
50,345,000		Illinois Health Facilities Authority, (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	50,345,000
13,500,000		Illinois State Toll Highway Authority, (2007 Series A-2d), (Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2011	13,500,000
24,100,000		Indiana State Finance Authority (Health System Bonds), (Series2008H), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/3/2011	24,100,000
5,560,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009C), (PNC Bank, N.A. LOC), 0.050%, 8/3/2011	5,560,000
10,690,000		Iowa 80 Group, Inc., (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.250%, 9/1/2011	10,690,000
35,700,000		Iowa Finance Authority — Health Facilities, (Series 2009E), (Bank of America N.A. LOC), 0.220%, 8/1/2011	35,700,000
37,340,000		JEA, FL Electric System, (Series Three 2008B-3), 0.070%, 8/3/2011	37,340,000
400,500,000		JPMorgan Chase Bank, N.A., 0.227%, 8/30/2011	400,499,849
20,210,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.110%, 8/3/2011	20,210,000
17,865,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.120%, 8/3/2011	17,865,000
13,175,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E), (Bank of America N.A. LOC), 0.090%, 8/3/2011	13,175,000
2,000,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/3/2011	2,000,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A), (U.S. Bank, N.A. LOC), 0.050%, 8/3/2011	4,300,000
1,195,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/3/2011	1,195,000
50,000,000	[1,2]	Lee County, FL Memorial Health System, (Series 2009A), (Bank of America N.A. LOC), 0.220%, 8/1/2011	50,000,000
Annual Shareholder Report
9

Principal Amount			Value
$24,665,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	24,665,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	15,000,000
18,895,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2), 0.050%, 8/3/2011	18,895,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.110%, 8/4/2011	25,000,000
8,500,000		Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	8,500,000
19,300,000		Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.080%, 8/3/2011	19,300,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.300%, 8/4/2011	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.460%, 8/4/2011	10,000,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.100%, 8/3/2011	14,000,000
300,000,000		National Australia Bank Ltd., Melbourne, 0.267%, 8/16/2011	299,988,740
447,000,000		National Australia Bank Ltd., Melbourne, 0.276%, 8/12/2011	447,000,000
8,685,257	[1,2]	Nevada Housing Division, GS Trust (Series 2007-116TP), (Wells Fargo & Co. LOC), 0.100%, 8/4/2011	8,685,257
17,400,000		New York City, NY, (Fiscal 1995 Series F-3), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	17,400,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.060%, 8/3/2011	15,600,000
46,885,000		New York City, NY, (Fiscal 2004 Series H-6), (Bank of America N.A. LOC), 0.070%, 8/3/2011	46,885,000
70,000,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.090%, 8/4/2011	70,000,000
25,130,000		New York State HFA, 8 East 102nd Street Housing (Series 2010A), (Bank of America N.A. LOC), 0.070%, 8/3/2011	25,130,000
10,515,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.200%, 8/4/2011	10,515,000
28,000,000		North Texas Tollway Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.050%, 8/3/2011	28,000,000
73,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	73,800,000
10,700,000		Ohio State Higher Educational Facility Commission, (Series A), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	10,700,000
10,200,000		Oklahoma State Turnpike Authority, (Series 2006E), 0.200%, 8/1/2011	10,200,000
5,095,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	5,095,000
Annual Shareholder Report
10

Principal Amount		Value
$5,300,000	Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	5,300,000
51,785,000	Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.140%, 8/4/2011	51,785,000
7,645,000	Port of Portland, OR Airport, (Subseries 18A), (U.S. Bank, N.A. LOC), 0.050%, 8/3/2011	7,645,000
20,380,000	Port of Portland, OR Airport, (Subseries 18B), (Wells Fargo Bank, N.A. LOC), 0.050%, 8/3/2011	20,380,000
77,100,000	Port of Tacoma, WA, (Series 2008B: Subordinate Lien), (Bank of America N.A. LOC), 0.220%, 8/1/2011	77,100,000
17,220,000	Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	17,220,000
8,800,000	Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.280%, 8/4/2011	8,800,000
224,700,000	Rabobank Nederland NV, Utrecht, 0.265%, 8/8/2011	224,700,000
9,000,000	Rabobank Nederland NV, Utrecht, 0.266%, 8/15/2011	9,002,825
565,000,000	Rabobank Nederland NV, Utrecht, 0.267%, 8/18/2011	565,000,000
28,000,000	Rabobank Nederland NV, Utrecht, 0.274%, 8/31/2011	27,998,270
200,000,000	Rabobank Nederland NV, Utrecht, 0.275%, 8/8/2011	200,000,000
255,000,000	Rabobank Nederland NV, Utrecht, 0.282%, 8/24/2011	254,990,610
275,000,000	Rabobank Nederland NV, Utrecht, 0.285%, 8/2/2011	275,000,000
25,115,000	Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.080%, 8/4/2011	25,115,000
20,000,000	Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.070%, 8/3/2011	20,000,000
6,760,000	Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	6,760,000
29,000,000	Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.250%, 8/4/2011	29,000,000
3,095,000	San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/3/2011	3,095,000
33,600,000	San Francisco, CA City & County Airport Commission, (Second Series), (Issue 36A), (Wells Fargo Bank, N.A. LOC), 0.060%, 8/3/2011	33,600,000
23,350,000	San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	23,350,000
400,000	Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	400,000
9,275,000	Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.260%, 8/4/2011	9,275,000
Annual Shareholder Report
11

Principal Amount			Value
$975,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.330%, 8/4/2011	975,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.090%, 8/3/2011	25,000,000
23,445,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.090%, 8/3/2011	23,445,000
77,500,000	[1,2]	Texas State, PUTTERs (Series 3812), 0.210%, 8/1/2011	77,500,000
17,350,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.200%, 8/4/2011	17,350,000
200,000,000		Toronto Dominion Bank, 0.266%, 8/12/2011	200,000,000
900,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/3/2011	900,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.275%, 8/3/2011	399,961,829
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.276%, 8/11/2011	400,000,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.276%, 8/15/2011	400,000,000
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.276%, 8/9/2011	300,000,000
515,000,000		Westpac Banking Corp. Ltd., Sydney, 0.277%, 8/16/2011	514,955,503
44,000,000		Westpac Banking Corp. Ltd., Sydney, 0.287%, 8/17/2011	44,000,000
8,800,000		Winder-Barrow County, GA Joint Development Authority, (Series 2004: Solid Waste Disposal Revenue Bonds), (Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	8,800,000
7,680,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.190%, 8/4/2011	7,680,000
		TOTAL	9,248,723,947
		Finance - Commercial – 0.5%
40,000,000		Fairway Finance Co. LLC, 0.196%, 8/11/2011	40,000,000
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.197%, 8/19/2011	30,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.205%, 8/3/2011	50,000,000
50,000,000		Fairway Finance Co. LLC, 0.206%, 8/9/2011	50,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.225%, 8/4/2011	25,000,000
26,005,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.280%, 8/4/2011	26,005,000
13,715,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.280%, 8/4/2011	13,715,000
		TOTAL	234,720,000
		Government Agency – 0.4%
24,780,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.200%, 8/4/2011	24,780,000
14,000,000		California HFA, (Series 2005F), 0.200%, 8/3/2011	14,000,000
8,245,000		California HFA, (Series 2006 B), 0.140%, 8/3/2011	8,245,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.150%, 8/4/2011	36,020,000
Annual Shareholder Report
12

Principal Amount			Value
$21,155,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.230%, 8/4/2011	21,155,000
4,255,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.340%, 8/4/2011	4,255,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.230%, 8/4/2011	8,290,000
74,750,000		Nebraska Investment Finance Authority, (2010 Series B), 0.060%, 8/3/2011	74,750,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.300%, 8/4/2011	17,725,000
10,680,000		Tack Capital Co., (FHLB of New York LOC), 0.180%, 8/4/2011	10,680,000
		TOTAL	219,900,000
		Insurance – 0.1%
40,920,000	[1,2]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6), (Assured Guaranty Corp. INS), 0.080%, 8/3/2011	40,920,000
		University – 0.1%
17,000,000		Regents of University of California, (Series 2011 Z-1), 0.110%, 8/4/2011	17,000,000
10,000,000		Regents of University of California, (Series 2011 Z-2), 0.110%, 8/4/2011	10,000,000
		TOTAL	27,000,000
		TOTAL NOTES — VARIABLE	9,772,588,947
		Short-Term Municipals – 0.1%
		Municipal – 0.1%
25,000,000		Texas State, 2.000%, 8/31/2011	25,035,638
		Time Deposit – 2.1%
		Finance - Banking – 2.1%
670,000,000		Societe Generale, Paris, 0.090% - 0.130%, 8/1/2011	670,000,000
300,000,000		Svenska Handelsbanken, Stockholm, 0.100%, 8/1/2011	300,000,000
		TOTAL TIME DEPOSIT	970,000,000
		U.S. Treasury – 0.9%
		U.S. Treasury Notes – 0.9%
397,000,000		United States Treasury, 0.750%, 11/30/2011	397,585,659
		Repurchase Agreements – 4.1%
1,069,000,000		Interest in $3,759,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,759,065,783 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2041 and the market value of those underlying securities was $3,835,723,942.	1,069,000,000
Annual Shareholder Report
13

Principal Amount		Value
$17,266,000	Interest in $900,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Bank of Montreal will repurchase securities provided as collateral for $900,015,750 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $918,037,376.	17,266,000
10,000,000	Interest in $800,000,000 joint repurchase agreement 0.15%, dated 7/29/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,010,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2018 and the market value of those underlying securities was $816,010,210.	10,000,000
200,000,000	Interest in $800,000,000 joint repurchase agreement 0.18%, dated 7/29/2011 under which CS First Boston Corp. will repurchase securities provided as collateral for $800,012,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2021 and the market value of those underlying securities was $816,005,044.	200,000,000
142,000,000	Interest in $242,000,000 joint repurchase agreement 0.06%, dated 7/29/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $242,001,210 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $246,841,259.	142,000,000
100,000,000	Repurchase agreement 0.23%, dated 7/29/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,001,917 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $102,591,183.	100,000,000
400,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 7/29/2011 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $1,000,019,167 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2041 and the market value of those underlying securities was $1,020,019,550.	400,000,000
	TOTAL REPURCHASE AGREEMENTS	1,938,266,000
	TOTAL INVESTMENTS — 99.2% (AT AMORTIZED COST)[5]	46,343,486,005
	OTHER ASSETS AND LIABILITIES - NET — 0.8%[6]	385,551,412
	TOTAL NET ASSETS — 100%	$46,729,037,417

Annual Shareholder Report

14

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $5,151,125,738, which represented 11.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $5,127,434,816, which represented 11.0% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PUTTERs	— Puttable Tax-Exempt Receipts

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
15

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$46,343,486,005
Cash		49,549,544
Income receivable		25,629,398
Receivable for investments sold		366,447,032
Receivable for shares sold		6,909,783
TOTAL ASSETS		46,792,021,762
Liabilities:
Payable for investments purchased	$59,476,773
Payable for shares redeemed	849,957
Income distribution payable	1,623,349
Payable for distribution services fee (Note 5)	190,121
Payable for shareholder services fee (Note 5)	319,239
Accrued expenses	524,906
TOTAL LIABILITIES		62,984,345
Net assets for 46,712,915,397 shares outstanding		$46,729,037,417
Net Assets Consist of:
Paid-in capital		$46,739,516,804
Accumulated net realized loss on investments		(10,550,260)
Undistributed net investment income		70,873
TOTAL NET ASSETS		$46,729,037,417
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$39,900,327,744 ÷ 39,885,363,248 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$4,009,732,338 ÷ 4,008,548,376 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$2,818,977,335 ÷ 2,819,003,773 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$182,859,028
Expenses:
Investment adviser fee (Note 5)		$100,290,144
Administrative fee (Note 5)		39,187,132
Custodian fees		1,685,523
Transfer and dividend disbursing agent fees and expenses		268,108
Directors'/Trustees' fees		331,059
Auditing fees		20,548
Legal fees		21,979
Portfolio accounting fees		194,916
Distribution services fee (Note 5)		6,456,665
Shareholder services fee (Note 5)		13,251,889
Account administration fee (Note 2)		5,817,192
Share registration costs		190,765
Printing and postage		143,194
Insurance premiums		99,839
Miscellaneous		178,827
TOTAL EXPENSES		168,137,780
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(38,838,050)
Waiver of administrative fee (Note 5)	(1,026,732)
Waiver of distribution services fee (Note 5)	(2,756,059)
Waiver of shareholder services fee (Note 5)	(8,785,716)
Waiver of account administration fee (Note 2)	(1,314,122)
Reimbursement of account administration fee (Note 2)	(5,176)
Reimbursement of shareholder services fee (Note 5)	(1,050,230)
TOTAL WAIVERS AND REIMBURSEMENTS		(53,776,085)
Net expenses			114,361,695
Net investment income			68,497,333
Net realized gain on investments			56,975
Change in net assets resulting from operations			$68,554,308
See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$68,497,333	$66,047,737
Net realized gain on investments	56,975	68,453
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	68,554,308	66,116,190
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(67,683,077)	(64,989,989)
Institutional Service Shares	(507,581)	(964,163)
Trust Shares	(258,856)	(67,052)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(68,449,514)	(66,021,204)
Share Transactions:
Proceeds from sale of shares	272,909,802,727	234,912,030,057
Net asset value of shares issued to shareholders in payment of distributions declared	28,801,612	25,716,100
Cost of shares redeemed	(270,271,007,825)	(238,992,597,128)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,667,596,514	(4,054,850,971)
Change in net assets	2,667,701,308	(4,054,755,985)
Net Assets:
Beginning of period	44,061,336,109	48,116,092,094
End of period (including undistributed net investment income of $70,873 and $23,054, respectively)	$46,729,037,417	$44,061,336,109

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Institutional Service Shares	$4,497,894	$ —	$ —
Trust Shares	1,319,298	(1,314,122)	(5,176)
TOTAL	$5,817,192	$(1,314,122)	$(5,176)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Hyundai Auto Receivables Trust 2011-B, Class A1, 0.248%, 5/15/2012	5/11/2011	$23,690,922	$23,690,922
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	250,937,413,504	$250,937,413,504	213,384,503,526	$213,384,503,526
Shares issued to shareholders in payment of distributions declared	28,436,057	28,436,057	25,422,313	25,422,313
Shares redeemed	(249,474,345,192)	(249,474,345,192)	(214,581,357,441)	(214,581,357,441)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,491,504,369	$1,491,504,369	(1,171,431,602)	$(1,171,431,602)
Year Ended July 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,392,941,255	$17,392,941,255	19,920,123,003	$19,920,123,003
Shares issued to shareholders in payment of distributions declared	137,196	137,196	252,265	252,265
Shares redeemed	(18,423,384,330)	(18,423,384,330)	(22,615,084,807)	(22,615,084,807)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,030,305,879)	$(1,030,305,879)	(2,694,709,539)	$(2,694,709,539)
Year Ended July 31	2011		2010
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	4,579,447,968	$4,579,447,968	1,607,403,528	$1,607,403,528
Shares issued to shareholders in payment of distributions declared	228,359	228,359	41,522	41,522
Shares redeemed	(2,373,278,303)	(2,373,278,303)	(1,796,154,880)	(1,796,154,880)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	2,206,398,024	$2,206,398,024	(188,709,830)	$(188,709,830)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,667,596,514	$2,667,596,514	(4,054,850,971)	$(4,054,850,971)
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4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$68,449,514	$66,021,204

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$70,873
Capital loss carryforwards	$(10,550,260)

At July 31, 2011, the Fund had a capital loss carryforward of $10,550,260 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$25,655
2017	$10,524,605

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund used capital loss carryforwards of $56,975 to offset taxable capital gains realized during the year ended July 31, 2011.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $38,838,050 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $1,026,732 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$6,456,665	$(2,756,059)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2011, FSC did not retain any fees paid by the Fund.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$8,114,523	$(1,050,230)	$(3,648,350)
Trust Shares	5,137,366	—	(5,137,366)
TOTAL	$13,251,889	$(1,050,230)	$(8,785,716)

For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,313,640,000 and $2,058,960,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. SUBSEQUENT EVENTS

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2011, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Obligations Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

Federated prime obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

35

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

37

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

33506 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	PVOXX
SS*	PVSXX
ICS**	PVCXX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.
**Effective September 30, 2011, the Fund's Institutional Capital Shares will be redesignated as Capital Shares.

Federated Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.017	0.040	0.052
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.017	0.040	0.052
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.017)	(0.040)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.20%	0.24%	1.73%	4.09%	5.35%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.22%	0.17%	0.17%
Net investment income	0.20%	0.25%	1.66%	4.13%	5.24%
Expense waiver/reimbursement[3]	0.09%	0.09%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,333,286	$6,423,716	$8,831,803	$7,344,142	$10,023,082
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.015	0.038	0.050
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.015	0.038	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.015)	(0.038)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.04%	1.48%	3.83%	5.09%
Ratios to Average Net Assets:
Net expenses	0.40%	0.41%	0.47%	0.42%	0.42%
Net investment income	0.01%	0.05%	1.49%	3.74%	4.99%
Expense waiver/reimbursement[3]	0.14%	0.13%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$989,380	$1,052,627	$2,138,614	$2,319,962	$2,282,934
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.016	0.039	0.051
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.016	0.039	0.051
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.016)	(0.039)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.14%	1.64%	3.99%	5.25%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.30%	0.27%	0.27%
Net investment income	0.10%	0.16%	1.89%	3.70%	5.14%
Expense waiver/reimbursement[3]	0.09%	0.09%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$549,187	$662,048	$1,162,306	$4,799,985	$2,534,174
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.80	$0.99
Institutional Service Shares	$1,000	$1,000.00	$1.79[2]
Institutional Capital Shares	$1,000	$1,000.30	$1.49
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Institutional Service Shares	$1,000	$1,023.01	$1.81[2]
Institutional Capital Shares	$1,000	$1,023.31	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.36%
Institutional Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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5

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	35.1%
Bank Instruments	32.9%
Variable Rate Instruments	22.3%
Repurchase Agreements	9.0%
Other Assets and Liabilities — Net[2]	0.7%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.2%[4]
8-30 Days	27.6%
31-90 Days	32.5%
91-180 Days	8.4%
181 Days or more	0.6%
Other Assets and Liabilities — Net[2]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 16.8% of the Fund's portfolio.
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Portfolio of Investments

July 31, 2011

Principal Amount			Value
		Asset-Backed Securities – 3.7%
		Finance - Automotive – 1.7%
$34,494,565		AmeriCredit Automobile Receivables Trust 2011-3, Class A1, 0.277%, 7/9/2012	34,494,565
8,776,969	[1,2]	SMART (Series 2011-1US) Trust, Class A1, 0.432%, 3/14/2012	8,776,969
36,428,493		Santander Drive Auto Receivables Trust 2011-1, Class A1, 0.312%, 5/15/2012	36,428,493
29,236,794		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	29,236,794
25,167,354		World Omni Automobile Lease Securitization Trust 2011-A, Class A1, 0.301%, 4/16/2012	25,167,354
		TOTAL	134,104,175
		Finance - Equipment – 1.9%
83,478,399		CNH Equipment Trust 2011-A, Class A1, 0.336%, 5/15/2012	83,478,399
12,682,510	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A1, 0.382%, 2/21/2012	12,682,510
20,632,744		GE Equipment Transportation LLC (Series 2011-1), Class A1, 0.294%, 7/20/2012	20,632,744
24,000,000	[1,2]	MMAF Equipment Finance LLC 2011-A, Class A1, 0.323%, 8/15/2012	24,000,000
15,324,135	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	15,324,135
		TOTAL	156,117,788
		Finance - Retail – 0.1%
5,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1, Class A1, 0.327%, 8/15/2011	5,000,000
		TOTAL ASSET-BACKED SECURITIES	295,221,963
		Bank Notes – 0.4%
		Finance - Banking – 0.4%
32,000,000		Bank of America N.A., 0.200%, 9/22/2011	32,000,000
		Certificates of Deposit – 32.5%
		Finance - Banking – 32.5%
190,000,000		BNP Paribas SA, 0.390% - 0.550%, 8/16/2011 - 11/23/2011	190,000,000
34,000,000		Bank of Nova Scotia, Toronto, 0.190%, 8/31/2011	34,000,000
350,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%, 9/1/2011 - 9/7/2011	350,000,000
200,000,000		Barclays Bank PLC, 0.390% - 0.790%, 11/1/2011 - 1/27/2012	200,000,000
50,000,000		Barclays Bank PLC, 0.430%, 10/21/2011	50,000,000
40,000,000		Barclays Bank PLC, 0.570% - 0.810%, 8/8/2011 - 1/25/2012	40,000,000
200,000,000		Caisse des Depots et Consignations (CDC), 0.630%, 8/15/2011	200,000,000
338,900,000		Credit Agricole Corporate and Investment Bank, 0.270% - 0.530%, 8/9/2011 - 11/14/2011	338,900,000
Annual Shareholder Report
7

Principal Amount			Value
$50,000,000		Deutsche Bank AG, 0.450%, 10/7/2011	50,000,000
60,000,000		KBC Bank N.V., 0.320%, 8/25/2011	60,000,000
297,650,000		Mizuho Corporate Bank Ltd., 0.240% - 0.290%, 8/1/2011 - 10/18/2011	297,650,000
80,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	80,000,000
405,000,000		Societe Generale, Paris, 0.320% - 0.450%, 10/5/2011 - 11/14/2011	405,000,000
60,000,000		Sumitomo Mitsui Banking Corp., 0.230%, 8/19/2011	60,000,000
200,000,000		Svenska Handelsbanken, Stockholm, 0.220% - 0.270%, 8/5/2011 - 11/2/2011	200,001,457
		TOTAL CERTIFICATES OF DEPOSIT	2,555,551,457
		Collateralized Loan Agreements – 13.4%
		Finance - Banking – 13.4%
50,000,000		Barclays Capital, Inc., 0.406%, 8/19/2011	50,000,000
320,000,000	[3]	Citigroup Global Markets, Inc., 0.510% - 0.770%, 8/1/2011 - 9/16/2011	320,000,000
150,000,000		Credit Suisse First Boston LLC, 0.335%, 10/20/2011	150,000,000
285,000,000		Deutsche Bank Securities, Inc., 0.517%, 8/1/2011	285,000,000
50,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.710%, 8/1/2011	50,000,000
53,000,000		Mizuho Securities USA, Inc., 0.355%, 8/1/2011	53,000,000
95,000,000	[3]	RBS Securities, Inc., 0.460%, 8/1/2011	95,000,000
50,000,000		Wells Fargo Securities, LLC, 0.355%, 10/24/2011	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,053,000,000
		Commercial Paper – 16.1%[4]
		Aerospace/Auto – 1.0%
26,100,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.320% - 0.330%, 8/8/2011 - 8/25/2011	26,095,975
12,920,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.300% - 0.310%, 8/9/2011 - 8/10/2011	12,919,057
39,000,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.290% - 0.310%, 8/3/2011 - 8/25/2011	38,994,491
		TOTAL	78,009,523
		Electric Power – 0.3%
21,200,000		Virginia Electric & Power Co., 0.330%, 8/26/2011 - 9/9/2011	21,193,088
		Finance - Banking – 8.3%
48,000,000		Citigroup Funding, Inc., 0.190%, 9/12/2011	47,989,360
75,000,000		Credit Agricole North America, Inc., 0.491%, 9/29/2011	74,939,771
100,000,000	[1,2]	Grampian Funding LLC, 0.190%, 8/8/2011	99,996,306
435,000,000		ING (U.S.) Funding LLC, 0.220% - 0.290%, 8/4/2011 - 10/14/2011	434,849,866
		TOTAL	657,775,303
Annual Shareholder Report
8

Principal Amount			Value
		Finance - Commercial – 5.8%
$50,000,000	[1,2]	Starbird Funding Corp., 0.300%, 10/19/2011	49,967,083
406,000,000	[1,2]	Versailles Commercial Paper LLC, 0.220% - 0.240%, 8/11/2011 - 8/22/2011	405,958,668
		TOTAL	455,925,751
		Machinery/Equipment/Auto – 0.3%
21,030,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.320%, 8/3/2011	21,029,626
		Packaging & Containers – 0.3%
25,000,000		Bemis Co., Inc., 0.300%, 8/8/2011	24,998,542
		Telecommunications – 0.1%
9,980,000	[1,2]	Verizon Communications, Inc., 0.310%, 9/6/2011	9,976,906
		TOTAL COMMERCIAL PAPER	1,268,908,739
		Corporate Bonds – 1.9%
		Finance - Banking – 1.9%
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.226%, 8/22/2011	150,000,000
		Notes — Variable – 22.3%[3]
		Chemicals – 0.2%
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.080%, 8/3/2011	12,500,000
		Finance - Banking – 20.9%
12,495,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 0.350%, 8/4/2011	12,495,000
40,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.150%, 8/4/2011	40,000
20,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.266%, 8/22/2011	20,000,000
112,500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.275%, 8/8/2011	112,500,000
50,000,000		Bank of Montreal, 0.277%, 8/26/2011	50,000,000
3,590,000		Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.330%, 8/3/2011	3,590,000
50,000,000		Barclays Bank PLC, 0.607%, 8/30/2011	50,000,000
5,775,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2011	5,775,000
8,000,000		Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.230%, 8/4/2011	8,000,000
12,350,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.430%, 8/4/2011	12,350,000
Annual Shareholder Report
9

Principal Amount		Value
$6,360,000	Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.350%, 8/4/2011	6,360,000
5,090,000	Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 0.720%, 8/3/2011	5,090,000
5,355,000	Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.580%, 8/4/2011	5,355,000
330,000	Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	330,000
10,555,000	Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.280%, 8/4/2011	10,555,000
4,095,000	Century Drive Associates, (Series 2001), (TD Bank, N.A. LOC), 0.280%, 8/3/2011	4,095,000
4,400,000	Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2011	4,400,000
245,000,000	Commonwealth Bank of Australia, 0.275%, 8/5/2011	245,000,000
7,565,000	Connecticut Water Co., (Series 2004), (RBS Citizens Bank N.A. LOC), 0.430%, 8/3/2011	7,565,000
155,000,000	Credit Suisse, Zurich, 0.245%, 8/8/2011	155,000,000
5,335,000	DJD Investments, LLC, (Series 2004), (RBC Bank (USA) LOC), 0.150%, 8/4/2011	5,335,000
3,840,000	Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2011	3,840,000
50,000,000	Deutsche Bank AG, 0.509%, 8/22/2011	50,000,000
505,000	Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/5/2011	505,000
1,040,000	Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/5/2011	1,040,000
27,945,000	Florida State Municipal Power Agency, (Series 2008E), (SunTrust Bank LOC), 0.340%, 8/1/2011	27,945,000
11,065,000	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.500%, 8/4/2011	11,065,000
1,840,000	Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/5/2011	1,840,000
16,700,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 0.720%, 8/3/2011	16,700,000
3,580,000	Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2011	3,580,000
141,000,000	JPMorgan Chase Bank, N.A., 0.227%, 8/30/2011	141,000,000
Annual Shareholder Report
10

Principal Amount		Value
$4,210,000	Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.400%, 8/5/2011	4,210,000
10,340,000	Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.230%, 8/4/2011	10,340,000
8,120,000	Marsh Enterprises, L.L.C., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.350%, 8/4/2011	8,120,000
17,570,000	Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2011	17,570,000
16,000,000	Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2011	16,000,000
15,400,000	Massachusetts HEFA, (Series N-4 2010), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/1/2011	15,400,000
3,380,000	Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2011	3,380,000
3,000,000	Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/4/2011	3,000,000
11,000,000	New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.080%, 8/3/2011	11,000,000
6,845,000	New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.200%, 8/3/2011	6,845,000
50,500,000	New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.180%, 8/3/2011	50,500,000
31,085,000	New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.200%, 8/3/2011	31,085,000
15,315,000	PA SPE LLC, (Series 2009 A), (BMO Harris Bank, N.A. LOC), 0.230%, 8/4/2011	15,315,000
19,685,000	Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.330%, 8/1/2011	19,685,000
125,000,000	Rabobank Nederland NV, Utrecht, 0.267%, 8/18/2011	125,000,000
85,000,000	Rabobank Nederland NV, Utrecht, 0.275%, 8/8/2011	85,000,000
4,260,000	River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 1.800%, 8/4/2011	4,260,000
23,770,000	Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.150%, 8/4/2011	23,770,000
5,840,000	Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.320%, 8/4/2011	5,840,000
Annual Shareholder Report
11

Principal Amount			Value
$17,470,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.200%, 8/4/2011	17,470,000
150,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.311%, 8/17/2011	150,000,000
7,795,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/5/2011	7,795,000
7,135,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/4/2011	7,135,000
412,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 0.350%, 8/4/2011	412,000
7,895,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 1.800%, 8/4/2011	7,895,000
5,590,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/5/2011	5,590,000
4,675,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/3/2011	4,675,000
6,980,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.230%, 8/4/2011	6,980,000
3,000,000		York County, PA IDA, (Series 2003-B), (Insured by Assured Guaranty Municipal Corp.), 2.650%, 8/4/2011	3,000,000
		TOTAL	1,648,622,000
		Finance - Retail – 0.6%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.742%, 8/15/2011	43,000,000
		Government Agency – 0.3%
17,550,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.130%, 8/3/2011	17,550,000
8,965,000		Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.450%, 8/4/2011	8,965,000
		TOTAL	26,515,000
		Insurance – 0.3%
14,500,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1), (Insured by Assured Guaranty Corp.), 0.340%, 8/1/2011	14,500,000
7,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2), (Insured by Assured Guaranty Corp.), 0.340%, 8/1/2011	7,000,000
		TOTAL	21,500,000
		TOTAL NOTES — VARIABLE	1,752,137,000
Annual Shareholder Report
12

Principal Amount		Value
	Repurchase Agreements – 9.0%
$31,625,000	Interest in $900,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Bank of Montreal will repurchase securities provided as collateral for $900,015,750 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agencies and U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $918,037,376.	31,625,000
530,000,000	Interest in $850,000,000 joint repurchase agreement 0.16%, dated 7/29/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $850,011,333 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2021 and the market value of those underlying securities was $867,011,573.	530,000,000
150,000,000	Interest in $400,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,007,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/01/2040 and the market value of those underlying securities was $408,007,825.	150,000,000
	TOTAL REPURCHASE AGREEMENTS	711,625,000
	TOTAL INVESTMENTS — 99.3% (AT AMORTIZED COST)[5]	7,818,444,159
	OTHER ASSETS AND LIABILITIES - NET — 0.7%[6]	53,408,696
	TOTAL NET ASSETS — 100%	$7,871,852,855
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $1,013,221,726, which represented 12.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $1,013,221,726, which represented 12.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Annual Shareholder Report

13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDA	— Industrial Development Authority
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
14

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$7,818,444,159
Cash		934,402
Income receivable		4,576,698
Receivable for investments sold		51,920,213
Receivable for shares sold		1,483,599
TOTAL ASSETS		7,877,359,071
Liabilities:
Payable for shares redeemed	$4,896,970
Income distribution payable	254,985
Payable for Directors'/Trustees' fees	12,943
Payable for shareholder services fee (Note 5)	164,770
Accrued expenses	176,548
TOTAL LIABILITIES		5,506,216
Net assets for 7,871,893,253 shares outstanding		$7,871,852,855
Net Assets Consist of:
Paid-in capital		7,871,893,253
Accumulated net realized loss on investments		(38,309)
Distributions in excess of net investment income		(2,089)
TOTAL NET ASSETS		$7,871,852,855
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,333,285,860 ÷ 6,332,950,454 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$989,379,575 ÷ 989,682,928 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$549,187,420 ÷ 549,259,871 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
15

Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$33,457,726
Expenses:
Investment adviser fee (Note 5)		$16,493,546
Administrative fee (Note 5)		6,444,794
Custodian fees		406,896
Transfer and dividend disbursing agent fees and expenses		106,201
Directors'/Trustees' fees		76,034
Auditing fees		20,548
Legal fees		9,412
Portfolio accounting fees		186,261
Shareholder services fee (Note 5)		2,741,822
Account administration fee (Note 2)		296,504
Share registration costs		85,202
Printing and postage		33,557
Insurance premiums		20,672
Miscellaneous		51,231
TOTAL EXPENSES		26,972,680
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(6,867,716)
Waiver of administrative fee	(168,999)
Waiver of shareholder services fee	(479,990)
Reimbursement of shareholder services fee	(81,437)
TOTAL WAIVERS AND REIMBURSEMENT		(7,598,142)
Net expenses			19,374,538
Net investment income			14,083,188
Net realized gain on investments			11,667
Change in net assets resulting from operations			$14,094,855

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
16

Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,083,188	$21,509,677
Net realized gain (loss) on investments	11,667	(49,976)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,094,855	21,459,701
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(13,303,686)	(19,225,700)
Institutional Service Shares	(108,507)	(693,219)
Institutional Capital Shares	(678,688)	(1,323,555)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,090,881)	(21,242,474)
Share Transactions:
Proceeds from sale of shares	62,377,551,032	60,357,643,729
Net asset value of shares issued to shareholders in payment of distributions declared	9,521,945	11,992,833
Cost of shares redeemed	(62,653,615,556)	(64,364,185,287)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(266,542,579)	(3,994,548,725)
Change in net assets	(266,538,605)	(3,994,331,498)
Net Assets:
Beginning of period	8,138,391,460	12,132,722,958
End of period (including undistributed (distributions in excess of) net investment income of $(2,089) and $5,604, respectively)	$7,871,852,855	$8,138,391,460

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
17

Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares and Institutional Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Service Shares	$261,721
Institutional Capital Shares	34,783
TOTAL	$296,504

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	56,574,777,537	$56,574,777,537	54,483,795,175	$54,483,795,175
Shares issued to shareholders in payment of distributions declared	8,934,881	8,934,881	10,480,949	10,480,949
Shares redeemed	(56,674,150,928)	(56,674,150,928)	(56,902,534,882)	(56,902,534,882)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(90,438,510)	$(90,438,510)	(2,408,258,758)	$(2,408,258,758)
Year Ended July 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,374,811,915	$2,374,811,915	3,241,682,882	$3,241,682,882
Shares issued to shareholders in payment of distributions declared	77,614	77,614	517,045	517,045
Shares redeemed	(2,438,136,094)	(2,438,136,094)	(4,328,213,381)	(4,328,213,381)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(63,246,565)	$(63,246,565)	(1,086,013,454)	$(1,086,013,454)
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Year Ended July 31	2011		2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,427,961,580	$3,427,961,580	2,632,165,672	$2,632,165,672
Shares issued to shareholders in payment of distributions declared	509,450	509,450	994,839	994,839
Shares redeemed	(3,541,328,534)	(3,541,328,534)	(3,133,437,024)	(3,133,437,024)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(112,857,504)	$(112,857,504)	(500,276,513)	$(500,276,513)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(266,542,579)	$(266,542,579)	(3,994,548,725)	$(3,994,548,725)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$14,090,881	$21,242,474

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(2,089)
Capital loss carryforwards	$(38,309)

At July 31, 2011, the Fund had a capital loss carryforward of $38,309 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2019.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $6,867,716 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $168,999 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	2,126,265	(81,082)	(479,990)
Institutional Capital Shares	615,557	(355)	—
TOTAL	$2,741,822	$(81,437)	$(479,990)

For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2011, the Fund's Institutional Shares did not incur a Service Fee.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of Annual Shareholder Report

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(the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $74,355,000 and $229,405,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial portion of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to, other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

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In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. Subsequent events

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate the word “Institutional” will be removed from the Fund's Institutional Service Shares and Institutional Capital Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED PRIME VALUE OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Value Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Value Obligations Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

Federated prime value obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

32

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

33

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Annual Shareholder Report

34

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

35

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N583
Cusip 60934N575
Cusip 60934N567

Q450527 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	TBIXX
SS*	TBSXX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.002	0.015	0.028	0.034
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.002	0.015	0.028	0.034
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.002)	(0.015)	(0.028)	(0.034)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.002)	(0.015)	(0.028)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.18%	1.49%	2.79%	3.50%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.22%[3]	0.23%[3]	0.20%[3]	0.20%
Net investment income	0.10%	0.17%	1.34%	2.67%	3.45%
Expense waiver/reimbursement[4]	0.08%	0.07%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,147,097	$8,290,468	$14,743,753	$10,053,590	$6,652,945
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.22%, 0.23% and 0.20% for the years ended July 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.012	0.025	0.032
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.012	0.025	0.032
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.012)	(0.025)	(0.032)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.012)	(0.025)	(0.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.03%	1.24%	2.54%	3.24%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.37%[3]	0.48%[3]	0.45%[3]	0.45%
Net investment income	0.01%	0.02%	1.13%	2.52%	3.20%
Expense waiver/reimbursement[4]	0.24%	0.17%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,634,926	$1,950,703	$2,924,183	$2,623,669	$2,645,622
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.30%, 0.37%, 0.48% and 0.45% for the years ended July 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.40	$1.04
Institutional Service Shares	$1,000	$1,000.00	$1.44[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.75	$1.05
Institutional Service Shares	$1,000	$1,023.36	$1.45[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.29%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.28 and $2.31, respectively.
Annual Shareholder Report

Portfolio of Investments Summary Tables

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	72.1%
Municipal Notes	21.1%
Commercial Paper	4.0%
Other Assets and Liabilities — Net[2]	2.8%
TOTAL	100.0%

At July 31, 2011, the Fund's effective3 maturity schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.0%
8-30 Days	4.4%
31-90 Days	7.5%
91-180 Days	5.3%
181 Days or more	9.0%
Other Assets and Liabilities — Net[2]	2.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments

July 31, 2011

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 97.2%[1,2]
		Alabama – 3.4%
$4,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.150%, 8/4/2011	4,000,000
20,715,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	20,715,000
38,900,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.110%, 8/5/2011	38,900,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.080%, 8/4/2011	8,000,000
11,340,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.130%, 8/4/2011	11,340,000
81,960,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.070%, 8/4/2011	81,960,000
9,450,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.070%, 8/1/2011	9,450,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.00% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	31,000,000
3,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2010-B) Weekly VRDNs (Infirmary Health Systems, Inc.)/(Deutsche Bank AG LOC), 0.060%, 8/3/2011	3,000,000
5,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 8/4/2011	5,000,000
13,240,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	13,240,000
18,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	18,000,000
6,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	6,000,000
50,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	50,000,000
11,825,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.120%, 8/4/2011	11,825,000
Annual Shareholder Report

Principal Amount			Value
$43,540,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	43,540,000
9,175,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.050%, 8/3/2011	9,175,000
		TOTAL	365,145,000
		Alaska – 0.8%
13,700,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 0.070%, 8/4/2011	13,700,000
73,900,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.060%, 8/4/2011	73,900,000
		TOTAL	87,600,000
		Arizona – 1.6%
20,000,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.130%, 8/4/2011	20,000,000
55,000,000		Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York Mellon LOC), 0.050%, 8/3/2011	55,000,000
2,250,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.070%, 8/3/2011	2,250,000
900,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	900,000
3,310,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	3,310,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	1,800,000
21,935,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.23% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/26/2012	21,935,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.080%, 8/3/2011	6,750,000
2,415,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.340%, 8/4/2011	2,415,000
2,905,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.100%, 8/4/2011	2,905,000
8,000,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/4/2011	8,000,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.090%, 8/4/2011	3,345,000
Annual Shareholder Report

Principal Amount			Value
$3,210,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 8/3/2011	3,210,000
11,000,000		Yavapai County, AZ IDA — Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.100%, 8/4/2011	11,000,000
28,845,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (Series 2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	28,845,000
		TOTAL	171,665,000
		California – 11.8%
9,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(U.S. Bank, N.A. LOC), 0.060%, 8/4/2011	9,000,000
18,105,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.080%, 8/3/2011	18,105,000
16,750,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, Stage Trust (Series 2011-17C), 0.38% TOBs (Sharp Healthcare)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/1/2011	16,750,000
17,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.35% CP (Kaiser Permanente), Mandatory Tender 3/8/2012	17,000,000
20,000,000	[3,4]	California Health Facilities Financing Authority, RBC Muni Trust (Series E-21), 0.12% TOBs (Kaiser Permanente)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 8/4/2011	20,000,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.060%, 8/4/2011	6,250,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/3/2011	10,000,000
34,100,000		California State, (Series 2004 A-10) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.080%, 8/4/2011	34,100,000
29,000,000		California State, (Series 2004 A-7) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.100%, 8/4/2011	29,000,000
50,000,000		California State, GO Tax Exempt Notes, 0.29% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/9/2011	50,000,000
Annual Shareholder Report

Principal Amount			Value
$33,000,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/16/2011	33,000,000
25,425,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/18/2011	25,425,000
16,094,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/23/2011	16,094,000
10,000,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/25/2011	10,000,000
25,000,000		California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/9/2011	25,000,000
37,215,000		California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/25/2011	37,215,000
80,000,000	[3,4]	California State, Trust Receipts (Series 2011 FR-26U), 0.19% BANs (GTD by Barclays Bank PLC), 11/22/2011	80,000,000
15,000,000		California Statewide CDA MFH, (2009 Series E: Crossings West Apartments) Weekly VRDNs (Villas 154, L.P.)/(FHLMC LOC), 0.110%, 8/4/2011	15,000,000
17,045,000		California Statewide CDA, (Series 2004E), 0.34% CP (Kaiser Permanente), Mandatory Tender 9/8/2011	17,045,000
20,780,000		California Statewide CDA, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.050%, 8/3/2011	20,780,000
16,415,000		California Statewide CDA, (Series 2005) Weekly VRDNs (University of San Diego)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/3/2011	16,415,000
Annual Shareholder Report

Principal Amount			Value
$6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.180%, 8/4/2011	6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.080%, 8/4/2011	22,910,000
30,000,000		California Statewide CDA, (Series 2008B), 0.38% CP (Kaiser Permanente), Mandatory Tender 11/15/2011	30,000,000
14,435,000		California Statewide CDA, (Series B) Weekly VRDNs (Kaiser Permanente), 0.050%, 8/3/2011	14,435,000
54,500,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.070%, 8/4/2011	54,500,000
17,300,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.080%, 8/4/2011	17,300,000
9,585,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.070%, 8/4/2011	9,585,000
5,250,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.080%, 8/3/2011	5,250,000
24,965,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.080%, 8/4/2011	24,965,000
7,200,000		Irvine Ranch, CA Water District, (Series 1995) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.150%, 8/4/2011	7,200,000
18,000,000		Los Angeles County, CA, (Series A), 2.50% TRANs, 2/29/2012	18,225,819
30,000,000		Los Angeles County, CA, (Series B), 2.50% TRANs, 3/30/2012	30,427,888
20,000,000		Los Angeles County, CA, (Series C), 2.50% TRANs, 6/29/2012	20,380,571
12,005,000	[3,4]	Los Angeles, CA Department of Airports, Stage Trust (Series 2010-31C), 0.38% TOBs (Los Angeles International Airport)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/3/2011	12,005,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.110%, 8/4/2011	14,000,000
190,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 8/1/2012	193,312,020
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/4/2011	10,065,000
5,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-F-1) Weekly VRDNs (Bank of America N.A. LOC), 0.090%, 8/4/2011	5,000,000
Annual Shareholder Report

Principal Amount			Value
$12,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 8/4/2011	12,000,000
21,000,000		Los Angeles, CA, (2011 Series A), 2.50% TRANs, 2/29/2012	21,268,080
12,500,000		Los Angeles, CA, (2011 Series B), 2.50% TRANs, 3/30/2012	12,680,807
11,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	11,177,413
19,800,000		Los Angeles, CA, Adjustable Rate COPs (2007 Series A) Weekly VRDNs (Windward School)/(U.S. Bank, N.A. LOC), 0.060%, 8/4/2011	19,800,000
12,150,000		Metropolitan Water District of Southern California, (2008 Series A-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/4/2011	12,150,000
18,580,000		Metropolitan Water District of Southern California, (Series 2006A-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.110%, 8/4/2011	18,580,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/4/2011	10,125,000
10,735,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.070%, 8/4/2011	10,735,000
10,990,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.070%, 8/4/2011	10,990,000
23,000,000		Riverside County, CA, 2.00% TRANs, 6/29/2012	23,350,336
32,388,000		Riverside County, CA, Teeter Obligation (Series B), 0.18% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 9/15/2011	32,388,000
30,100,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.100%, 8/3/2011	30,100,000
10,000,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.060%, 8/4/2011	10,000,000
29,850,000		West Hills CCD Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills CCD, CA)/(Union Bank, N.A. LOC), 0.070%, 8/3/2011	29,850,000
		TOTAL	1,267,434,934
		Colorado – 0.6%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	6,510,000
1,855,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	1,855,000
Annual Shareholder Report

Principal Amount			Value
$10,425,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.080%, 8/3/2011	10,425,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	8,625,000
11,500,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.090%, 8/4/2011	11,500,000
21,210,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	21,210,000
		TOTAL	64,960,000
		Connecticut – 0.5%
17,300,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.110%, 8/4/2011	17,300,000
5,000,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.080%, 8/3/2011	5,000,000
17,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	17,000,000
9,000,000		New Britain, CT, 2.00% BANs, 3/28/2012	9,076,162
		TOTAL	48,376,162
		District of Columbia – 0.9%
4,280,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 8/5/2011	4,280,000
4,830,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	4,830,000
6,950,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/4/2011	6,950,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	4,000,000
14,230,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.23% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	14,230,000
27,220,000		District of Columbia, (Series 2009A), 0.25% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 10/4/2011	27,220,000
$26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.080%, 8/4/2011	26,665,000
Annual Shareholder Report

Principal Amount			Value
$8,200,000	[3,4]	Washington, DC Convention Center Authority, Stage Trust (Series 2010-25C), 0.38% TOBs (Convention Center Authority)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/28/2011	8,200,000
		TOTAL	96,375,000
		Florida – 5.4%
2,200,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.080%, 8/3/2011	2,200,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.110%, 8/4/2011	28,375,000
6,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.090%, 8/4/2011	6,000,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 8/4/2011	18,000,000
8,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 8/3/2011	8,250,000
15,550,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.100%, 8/4/2011	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/3/2011	4,705,000
14,150,000		Highlands County, FL Health Facilities Authority, (Series 2005F) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/4/2011	14,150,000
8,000,000		Highlands County, FL Health Facilities Authority, (Series 2005G) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Royal Bank of Canada, Montreal LOC), 0.060%, 8/4/2011	8,000,000
9,400,000		Highlands County, FL Health Facilities Authority, (Series 2007B) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Bank of Montreal LOC), 0.080%, 8/4/2011	9,400,000
7,500,000		Highlands County, FL Health Facilities Authority, (Series 2009A) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.070%, 8/4/2011	7,500,000
18,750,000		Highlands County, FL Health Facilities Authority, (Series 2009E) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.060%, 8/4/2011	18,750,000
8,125,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/3/2011	8,125,000
18,920,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.060%, 8/3/2011	18,920,000
6,000,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.180%, 8/4/2011	6,000,000
Annual Shareholder Report

Principal Amount			Value
$57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	57,440,000
5,200,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	5,200,000
6,000,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.180%, 8/4/2011	6,000,000
11,000,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 8/3/2011	11,000,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.120%, 8/4/2011	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.120%, 8/4/2011	22,600,000
10,400,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/3/2011	10,400,000
4,850,000		Palm Beach County, FL, (Series 2008) Weekly VRDNs (Caron Foundation of Florida, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/4/2011	4,850,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.090%, 8/4/2011	10,000,000
159,210,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.300%, 8/1/2011	159,210,000
9,650,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 8/4/2011	9,650,000
		TOTAL	584,025,000
		Georgia – 3.4%
5,290,000	[3,4]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	5,290,000
4,865,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.110%, 8/4/2011	4,865,000
6,610,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	6,610,000
14,935,000	[3,4]	Coweta County, GA Development Authority, Stage Trust (Series 2010-26C), 0.38% TOBs (Piedmont Healthcare, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/28/2011	14,935,000
Annual Shareholder Report

Principal Amount			Value
$29,785,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	29,785,000
7,550,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.110%, 8/4/2011	7,550,000
10,600,000		Fayette County, GA Development Authority, (Series 1999) Weekly VRDNs (Catholic School Properties, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	10,600,000
3,300,000		Fayette County, GA Hospital Authority, Series 2009B Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.070%, 8/3/2011	3,300,000
14,300,000		Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Catholic School Properties, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	14,300,000
2,000,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/4/2011	2,000,000
6,405,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.070%, 8/3/2011	6,405,000
80,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	80,000
7,685,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	7,685,000
3,880,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	3,880,000
36,370,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.240%, 8/3/2011	36,370,000
3,900,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.130%, 8/4/2011	3,900,000
12,295,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.070%, 8/3/2011	12,295,000
6,455,000		Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.090%, 8/3/2011	6,455,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.080%, 8/4/2011	5,740,000
20,500,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 8/4/2011	20,500,000
Annual Shareholder Report

Principal Amount			Value
$4,360,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.070%, 8/3/2011	4,360,000
7,500,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/3/2011	7,500,000
5,450,000		Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/3/2011	5,450,000
62,320,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 8/4/2011	62,320,000
38,965,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.080%, 8/3/2011	38,965,000
43,910,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.080%, 8/3/2011	43,910,000
6,610,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	6,610,000
		TOTAL	371,660,000
		Hawaii – 0.1%
10,395,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.23% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	10,395,000
		Idaho – 0.5%
31,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(BMO Harris Bank, N.A. LOC), 0.100%, 8/4/2011	31,000,000
20,000,000		Idaho State, (Series 2011), 2.00% TANs, 6/29/2012	20,315,618
		TOTAL	51,315,618
		Illinois – 6.0%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.090%, 8/4/2011	12,410,000
29,785,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.100%, 8/4/2011	29,785,000
8,045,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.090%, 8/4/2011	8,045,000
5,250,000		Chicago, IL MFH Revenue, (Series 2010) Weekly VRDNs (Oakwood Shores Senior Apartments)/(Bank of America N.A. LOC), 0.090%, 8/4/2011	5,250,000
15,025,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.100%, 8/4/2011	15,025,000
Annual Shareholder Report

Principal Amount		Value
$12,500,000	Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.080%, 8/3/2011	12,500,000
9,915,000	Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	9,915,000
3,900,000	Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	3,900,000
900,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.330%, 8/4/2011	900,000
9,500,000	Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.080%, 8/3/2011	9,500,000
10,000,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (North Park University)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	10,000,000
3,700,000	Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 8/3/2011	3,700,000
2,425,000	Illinois Educational Facilities Authority, (Series 1999A) Weekly VRDNs (National-Louis University)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	2,425,000
23,100,000	Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	23,100,000
4,155,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	4,155,000
24,000,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.220%, 8/4/2011	24,000,000
100,425,000	Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/4/2011	100,425,000
38,570,000	Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 8/3/2011	38,570,000
15,600,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Chicago Symphony Orchestra Project)/(U.S. Bank, N.A. LOC), 0.060%, 8/4/2011	15,600,000
4,970,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.110%, 8/4/2011	4,970,000
50,000,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.080%, 8/3/2011	50,000,000
9,000,000	Illinois Finance Authority, (Series 2008A), 0.48% TOBs (Advocate Health Care Network), Mandatory Tender 2/1/2012	9,000,000
Annual Shareholder Report

Principal Amount			Value
$62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.100%, 8/3/2011	62,700,000
14,950,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.110%, 8/4/2011	14,950,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/3/2011	8,000,000
7,500,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.090%, 8/3/2011	7,500,000
11,250,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.280%, 8/4/2011	11,250,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-09C), 0.38% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/18/2011	9,885,000
20,825,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 8/4/2011	20,825,000
5,300,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	5,300,000
28,000,000		Illinois State Toll Highway Authority, (2007 Series A-1a) Weekly VRDNs (Citibank NA, New York LOC), 0.090%, 8/4/2011	28,000,000
15,000,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.100%, 8/4/2011	15,000,000
20,000,000		Illinois State Toll Highway Authority, (2007 Series A-2b) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 0.070%, 8/4/2011	20,000,000
23,095,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.080%, 8/4/2011	23,095,000
9,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.110%, 8/4/2011	9,995,000
16,500,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, (2010 Educational Purposes Tax Anticipation Warrants), 1.25% TANs, 8/30/2011	16,509,094
		TOTAL	646,184,094
		Indiana – 0.8%
3,545,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	3,545,000
4,800,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	4,800,000
Annual Shareholder Report

Principal Amount			Value
$20,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008E) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	20,000,000
5,100,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011G) Weekly VRDNs (Indiana University Health Obligated Group)/(Bank of New York Mellon LOC), 0.040%, 8/3/2011	5,100,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 8/4/2011	12,000,000
20,440,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), Stage Trust (Series 2009-75C), 0.38% TOBs (Parkview Health System Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/20/2011	20,440,000
4,995,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.110%, 8/4/2011	4,995,000
3,460,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.110%, 8/4/2011	3,460,000
5,900,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.110%, 8/4/2011	5,900,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/4/2011	6,500,000
		TOTAL	86,740,000
		Iowa – 0.7%
13,110,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	13,110,000
25,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.120%, 8/4/2011	25,000,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.070%, 8/4/2011	40,000,000
		TOTAL	78,110,000
		Kansas – 0.4%
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.090%, 8/4/2011	10,195,000
27,770,000		Wichita, KS, 0.50% BANs, 2/9/2012	27,770,763
		TOTAL	37,965,763
		Kentucky – 0.7%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	20,080,000
Annual Shareholder Report

Principal Amount			Value
$55,270,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.140%, 8/4/2011	55,270,000
4,500,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.090%, 8/5/2011	4,500,000
		TOTAL	79,850,000
		Louisiana – 3.1%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.220%, 8/3/2011	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.110%, 8/3/2011	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.110%, 8/3/2011	3,350,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.050%, 8/3/2011	3,000,000
32,225,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.070%, 8/3/2011	32,225,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/4/2011	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.38% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/18/2011	37,830,000
6,235,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.110%, 8/4/2011	6,235,000
95,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Corp.)/(GTD by Nucor Corp.), 0.080%, 8/3/2011	95,000,000
42,500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Corp.)/(GTD by Nucor Corp.), 0.100%, 8/3/2011	42,500,000
		TOTAL	331,140,000
		Maine – 0.1%
4,119,000		Ellsworth, ME, 2.00% BANs, 12/15/2011	4,139,689
3,375,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	3,375,000
		TOTAL	7,514,689
		Maryland – 1.5%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.090%, 8/4/2011	6,450,000
13,155,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.230%, 8/3/2011	13,155,000
Annual Shareholder Report

Principal Amount			Value
$11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	11,310,000
3,350,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 8/2/2011	3,350,000
100,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 8/5/2011	100,000
7,800,000		Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(Bank of America N.A. LOC), 0.070%, 8/3/2011	7,800,000
6,680,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	6,680,000
5,425,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	5,425,000
23,000,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.060%, 8/4/2011	23,000,000
3,285,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	3,285,000
1,252,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 8/2/2011	1,252,500
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	1,300,000
22,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 8/5/2011	22,300,000
5,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 0.140%, 8/4/2011	5,600,000
5,100,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008E) Weekly VRDNs (University of Maryland Medical System Corporation)/(Bank of Montreal LOC), 0.080%, 8/4/2011	5,100,000
5,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.310%, 8/4/2011	5,000,000
12,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.230%, 8/4/2011	12,000,000
Annual Shareholder Report

Principal Amount			Value
$10,045,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/5/2011	10,045,000
18,000,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	18,000,000
1,649,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 8/2/2011	1,649,000
3,510,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 8/5/2011	3,510,000
		TOTAL	166,311,500
		Massachusetts – 1.4%
41,900,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 8/4/2011	41,900,000
15,905,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.38% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/24/2011	15,905,000
7,000,000		Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.32% Bonds, 8/4/2011	7,000,000
10,000,000		Falmouth, MA, 1.50% BANs, 3/9/2012	10,058,832
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.170%, 8/4/2011	8,000,000
5,000,000		Massachusetts Development Finance Agency, (Series U-3) Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 0.040%, 8/4/2011	5,000,000
23,620,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.170%, 8/4/2011	23,620,000
7,465,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.080%, 8/4/2011	7,465,000
11,500,000		Massachusetts IFA, (Series 1998B) Weekly VRDNs (Groton School)/(U.S. Bank, N.A. LIQ), 0.060%, 8/4/2011	11,500,000
9,310,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.060%, 8/3/2011	9,310,000
7,000,000		Massachusetts State HFA, (Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.080%, 8/3/2011	7,000,000
6,000,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.170%, 8/4/2011	6,000,000
		TOTAL	152,758,832
Annual Shareholder Report

Principal Amount			Value
		Michigan – 6.0%
$8,000,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.200%, 8/4/2011	8,000,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	15,900,000
1,300,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.150%, 8/3/2011	1,300,000
22,245,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.130%, 8/4/2011	22,245,000
4,765,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 0.230%, 8/4/2011	4,765,000
36,500,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(J.P. Morgan Chase & Co. LOC), 0.100%, 8/4/2011	36,500,000
29,500,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.280%, 8/3/2011	29,500,000
3,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 8/3/2011	3,000,000
22,135,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.080%, 8/4/2011	22,135,000
1,300,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 0.230%, 8/4/2011	1,300,000
16,750,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	16,761,205
22,000,000		Michigan Finance Authority, (Series D-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/22/2011	22,020,192
3,750,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (J.P. Morgan Chase & Co. LOC), 0.080%, 8/4/2011	3,750,000
600,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	600,000
4,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.130%, 8/4/2011	4,600,000
32,905,000		Michigan Higher Education Facilities Authority, (Series 2008A) Weekly VRDNs (Thomas M Cooley Law School)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/4/2011	32,905,000
33,050,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.080%, 8/4/2011	33,050,000
10,000,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.170%, 8/4/2011	10,000,000
Annual Shareholder Report

Principal Amount		Value
$10,500,000	Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.170%, 8/4/2011	10,500,000
7,100,000	Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.170%, 8/4/2011	7,100,000
1,605,000	Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.290%, 8/1/2011	1,605,000
1,965,000	Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	1,965,000
2,000,000	Michigan State Hospital Financial Authority, (Series 2003A) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.290%, 8/1/2011	2,000,000
7,400,000	Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/4/2011	7,400,000
5,260,000	Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.190%, 8/4/2011	5,260,000
2,345,000	Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.090%, 8/4/2011	2,345,000
16,975,000	Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.130%, 8/4/2011	16,975,000
5,920,000	Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.090%, 8/4/2011	5,920,000
700,000	Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Bank of America N.A. LOC), 0.420%, 8/4/2011	700,000
1,435,000	Michigan State Strategic Fund, Limited Obligation Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.090%, 8/3/2011	1,435,000
1,000,000	Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	1,000,000
162,000,000	Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	162,417,076
1,700,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.080%, 8/3/2011	1,700,000
6,100,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	6,100,000
24,675,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 8/4/2011	24,675,000
6,000,000	Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.080%, 8/4/2011	6,000,000
Annual Shareholder Report

Principal Amount		Value
$3,345,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	3,345,000
34,200,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 8/4/2011	34,200,000
27,690,000	St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 8/4/2011	27,690,000
45,875,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 8/4/2011	45,875,000
	TOTAL	644,538,473
	Minnesota – 2.1%
5,000,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.150%, 8/4/2011	5,000,000
6,500,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.090%, 8/4/2011	6,500,000
4,000,000	Edina, MN ISD No. 273, (Series 2011A), 1.75% TANs (GTD by Minnesota State), 2/27/2012	4,029,018
5,000,000	Farmington, MN ISD No. 192, (Series 2011A), 0.75% TANs (GTD by Minnesota State), 9/2/2011	5,001,122
9,000,000	Lakeville, MN ISD No. 194, (Series 2011A), 1.50% TANs (GTD by Minnesota State), 8/7/2012	9,109,211
2,600,000	Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.110%, 8/5/2011	2,600,000
17,110,000	Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.180%, 8/4/2011	17,110,000
6,345,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.100%, 8/4/2011	6,345,000
16,790,000	Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	16,790,000
20,345,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.100%, 8/4/2011	20,345,000
3,845,000	Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(BMO Harris Bank, N.A. LOC), 0.090%, 8/4/2011	3,845,000
Annual Shareholder Report

Principal Amount		Value
$4,100,000	Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(U.S. Bank, N.A. LOC), 0.080%, 8/4/2011	4,100,000
23,000,000	Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2010), 2.00% TANs (GTD by Minnesota State), 9/1/2011	23,032,114
5,900,000	Minnetonka, MN, MFH Refunding Revenue Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.100%, 8/4/2011	5,900,000
2,655,000	New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.150%, 8/4/2011	2,655,000
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.150%, 8/4/2011	4,560,000
3,575,000	Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.100%, 8/5/2011	3,575,000
15,000,000	Rosemount, MN ISD No. 196, (Series A), 0.50% TANs (GTD by Minnesota State), 1/6/2012	15,013,396
13,000,000	Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	13,000,000
3,265,000	Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2011	3,265,000
15,425,000	St. Cloud, MN ISD No. 742, (Series 2011A), 1.00% TANs (GTD by Minnesota State), 8/16/2012	15,532,512
5,000,000	St. Cloud, MN ISD No. 742, 1.50% TANs (GTD by Minnesota State), 8/19/2011	5,002,453
25,200,000	St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.130%, 8/4/2011	25,200,000
3,000,000	St. Paul, MN Port Authority, (2009-9 Series BB) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.050%, 8/4/2011	3,000,000
1,700,000	St. Paul, MN Port Authority, (Series 2009-5 Series O) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.050%, 8/4/2011	1,700,000
1,000,000	St. Paul, MN Port Authority, (Series 2009-7Q) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.050%, 8/4/2011	1,000,000
	TOTAL	223,209,826
	Mississippi – 0.8%
24,000,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.090%, 8/4/2011	24,000,000
6,810,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/4/2011	6,810,000
15,000,000	Mississippi Development Bank, (Series 2010B: Coliseum and Convention Center Bonds) Weekly VRDNs (Harrison County, MS)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	15,000,000
Annual Shareholder Report

Principal Amount			Value
$12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 8/4/2011	12,390,000
30,000,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(BNP Paribas SA LOC), 0.130%, 8/4/2011	30,000,000
		TOTAL	88,200,000
		Missouri – 0.9%
8,865,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.180%, 8/4/2011	8,865,000
25,000,000		Missouri State HEFA, (Series 2008-G) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Bank of America N.A. LIQ), 0.090%, 8/3/2011	25,000,000
19,000,000		Missouri State HEFA, (Series 2008A) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.100%, 8/3/2011	19,000,000
8,500,000		Missouri State HEFA, (Series 2008B) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.100%, 8/3/2011	8,500,000
11,000,000		St. Louis, MO, (Series 2011), 2.00% TRANs, 6/29/2012	11,161,458
19,370,000	[3,4]	St. Louis, MO, SPEARs (Series DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.080%, 8/4/2011	19,370,000
		TOTAL	91,896,458
		Multi-State – 0.1%
7,075,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-76 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.130%, 8/4/2011	7,075,000
		Nebraska – 1.2%
98,220,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 8/4/2011	98,220,000
25,000,000		Nebraska Investment Finance Authority, (2010 Series B) Weekly VRDNs (FHLB of Topeka LIQ), 0.060%, 8/3/2011	25,000,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.150%, 8/4/2011	10,000,000
		TOTAL	133,220,000
		Nevada – 1.0%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.080%, 8/3/2011	6,500,000
17,900,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2A) Weekly VRDNs (Citibank NA, New York LOC), 0.080%, 8/3/2011	17,900,000
Annual Shareholder Report

Principal Amount			Value
$18,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2B) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.060%, 8/3/2011	18,000,000
13,100,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.100%, 8/3/2011	13,100,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.080%, 8/4/2011	28,500,000
27,515,000		Reno, NV Hospital Revenue Bonds, (Series 2008A) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank, N.A. LOC), 0.060%, 8/3/2011	27,515,000
		TOTAL	111,515,000
		New Hampshire – 0.4%
26,260,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.380%, 8/1/2011	26,260,000
20,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/4/2011	20,000,000
		TOTAL	46,260,000
		New Jersey – 2.0%
11,916,622		Bloomfield Township, NJ, 1.25% BANs, 1/20/2012	11,947,087
2,690,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/1/2011	2,690,000
13,345,000		Cape May, NJ, 1.50% BANs, 7/20/2012	13,447,485
33,321,000		Cherry Hill, NJ, (Series 2010), 1.00% BANs, 10/18/2011	33,361,342
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 8/4/2011	21,000,000
13,499,315		Hopewell Township, NJ, 1.00% BANs, 6/8/2012	13,571,468
9,413,333		Jefferson Township, NJ, 1.25% BANs, 6/28/2012	9,479,595
26,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.110%, 8/3/2011	26,000,000
5,800,000		New Jersey Health Care Facilities Financing Authority, (Series 2010A) Weekly VRDNs (Princeton Healthcare System)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	5,800,000
30,670,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.080%, 8/4/2011	30,670,000
9,272,000		North Bergen Township, NJ, 1.50% BANs, 6/1/2012	9,333,363
Annual Shareholder Report

Principal Amount			Value
$6,000,000		North Wildwood, NJ, 1.50% BANs, 5/18/2012	6,025,975
9,999,181		Tewksbury Township, NJ, 1.25% BANs, 6/20/2012	10,075,869
11,505,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Daily VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.210%, 8/1/2011	11,505,000
9,273,034		Upper Saddle River, NJ, 1.25% BANs, 2/24/2012	9,308,577
		TOTAL	214,215,761
		New Mexico – 1.2%
126,760,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 8/4/2011	126,760,000
		New York – 9.9%
30,471,326		Albany, NY, 1.25% BANs, 7/6/2012	30,710,889
10,000,000		Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	10,047,954
10,000,000		Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	10,069,409
31,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.230%, 8/3/2011	31,750,000
73,100,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/3/2011	73,100,000
19,500,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.080%, 8/3/2011	19,500,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 12292) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/4/2011	17,325,000
78,500,000		New York City, NY TFA, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.100%, 8/3/2011	78,500,000
10,400,000		New York City, NY TFA, (Subseries F-5) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.050%, 8/3/2011	10,400,000
9,550,000		New York City, NY TFA, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.230%, 8/1/2011	9,550,000
47,100,000		New York City, NY TFA, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.230%, 8/3/2011	47,100,000
14,200,000		New York City, NY, (Fiscal 2006 Subseries F-4A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.080%, 8/4/2011	14,200,000
35,660,000		New York City, NY, (Fiscal 2008 Subseries J-10) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.050%, 8/4/2011	35,660,000
Annual Shareholder Report

Principal Amount		Value
$2,700,000	New York Liberty Development Corporation, (Series 2009B) Weekly VRDNs (World Trade Center)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	2,700,000
325,000,000	New York Liberty Development Corporation, (Series A-1), 0.35% TOBs (World Trade Center)/(GTD by United States Treasury), Mandatory Tender 11/1/2011	325,000,000
6,000,000	New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/4/2011	6,000,000
13,000,000	New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America N.A. LOC), 0.070%, 8/3/2011	13,000,000
67,035,000	New York State HFA, 320 West 38th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.200%, 8/3/2011	67,035,000
32,540,000	New York State HFA, 505 West 37th Street Housing (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.350%, 8/3/2011	32,540,000
35,300,000	New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.350%, 8/3/2011	35,300,000
15,100,000	New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.180%, 8/3/2011	15,100,000
60,000,000	New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	60,932,209
18,000,000	Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	18,071,019
44,963,000	Rochester, NY, (Series II-2010), 1.25% BANs, 8/19/2011	44,981,766
8,975,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/4/2011	8,975,000
33,285,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 8/3/2011	33,285,000
13,390,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.090%, 8/3/2011	13,390,000
	TOTAL	1,064,223,246
	North Carolina – 1.1%
24,270,000	Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.100%, 8/4/2011	24,270,000
12,405,000	Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 9/8/2011	12,405,000
Annual Shareholder Report

Principal Amount			Value
$7,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series R-11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.110%, 8/4/2011	7,495,000
19,320,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.180%, 8/4/2011	19,320,000
9,825,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.150%, 8/3/2011	9,825,000
4,060,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	4,060,000
5,370,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	5,370,000
4,720,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	4,720,000
10,720,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	10,720,000
7,320,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/4/2011	7,320,000
8,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	8,000,000
3,600,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	3,600,000
2,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.060%, 8/4/2011	2,000,000
4,590,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	4,590,000
		TOTAL	123,695,000
		North Dakota – 0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.110%, 8/3/2011	29,124,000
10,250,000		North Dakota Rural Water Finance Corp., Public Projects Construction Notes (Series A-5), 1.00% BANs, 8/1/2012	10,316,209
		TOTAL	39,440,209
		Ohio – 1.5%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.080%, 8/4/2011	3,125,000
Annual Shareholder Report

Principal Amount			Value
$9,175,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(U.S. Bank, N.A. LOC), 0.050%, 8/4/2011	9,175,000
11,055,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.080%, 8/4/2011	11,055,000
1,705,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	1,705,000
5,500,000		Evendale, OH, SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.110%, 8/3/2011	5,500,000
7,545,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.100%, 8/4/2011	7,545,000
4,375,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 8/4/2011	4,375,000
11,435,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.080%, 8/4/2011	11,435,000
2,650,000		Hamilton County, OH, (Series 2011B) Weekly VRDNs (Life Enriching Communities)/(PNC Bank, N.A. LOC), 0.080%, 8/4/2011	2,650,000
31,580,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.080%, 8/4/2011	31,580,000
2,190,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.080%, 8/4/2011	2,190,000
12,700,000		Ohio State Higher Educational Facility Commission, (2008 Series A) Weekly VRDNs (Case Western Reserve University, OH)/(PNC Bank, N.A. LOC), 0.060%, 8/3/2011	12,700,000
4,600,000		Ohio State Higher Educational Facility Commission, (2008 Series B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	4,600,000
5,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 8/4/2011	5,000,000
5,000,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Logistics and Distribution Program), 6/1/2012	5,000,000
11,200,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Revitalization Program), 6/1/2012	11,200,000
12,085,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	12,085,000
3,820,000		Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	3,820,000
Annual Shareholder Report

Principal Amount			Value
$5,405,000		Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.070%, 8/4/2011	5,405,000
5,000,000		University of Cincinnati, OH, (Series D), 2.00% BANs, 7/19/2012	5,079,280
4,095,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.250%, 8/4/2011	4,095,000
		TOTAL	159,319,280
		Oklahoma – 0.3%
7,070,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.140%, 8/4/2011	7,070,000
23,100,000		Oklahoma State Turnpike Authority, (Series 2006C) Weekly VRDNs (Bank of America N.A. LIQ), 0.340%, 8/1/2011	23,100,000
		TOTAL	30,170,000
		Oregon – 0.1%
10,450,000		Oregon State Facilities Authority, (Series 2008A) Weekly VRDNs (PeaceHealth)/(U.S. Bank, N.A. LOC), 0.040%, 8/4/2011	10,450,000
		Pennsylvania – 7.6%
8,505,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.090%, 8/4/2011	8,505,000
4,180,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.080%, 8/4/2011	4,180,000
11,170,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.140%, 8/4/2011	11,170,000
8,100,000		Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.090%, 8/4/2011	8,100,000
3,500,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 8/4/2011	3,500,000
18,940,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	18,940,000
3,090,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.060%, 8/4/2011	3,090,000
3,000,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.080%, 8/3/2011	3,000,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.090%, 8/4/2011	1,500,000
7,700,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.080%, 8/4/2011	7,700,000
6,955,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.090%, 8/4/2011	6,955,000
Annual Shareholder Report

Principal Amount			Value
$7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 8/4/2011	7,845,000
3,460,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.510%, 10/1/2011	3,473,782
15,000,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.510%, 10/1/2011	15,096,872
5,535,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.080%, 8/4/2011	5,535,000
48,900,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.110%, 8/3/2011	48,900,000
45,300,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.140%, 8/3/2011	45,300,000
24,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 8/4/2011	24,945,000
12,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2012	12,199,360
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.090%, 8/4/2011	4,000,000
26,235,000		Lehigh County, PA General Purpose Authority, (Series B of 2007) Weekly VRDNs (Good Shepherd Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 8/3/2011	26,235,000
35,390,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.130%, 8/4/2011	35,390,000
11,010,000	[3,4]	Montgomery County, PA Higher Education & Health Authority Hospital, Stage Trust (Series 2009-76C), 0.38% TOBs (Abington Memorial Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/21/2011	11,010,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 8/4/2011	8,650,000
7,000,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.070%, 8/4/2011	7,000,000
1,525,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 8/3/2011	1,525,000
20,165,000	[3,4]	Pennsylvania Economic Development Financing Authority, Stage Trust (Series 2009-81C), 0.36% TOBs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/17/2011	20,165,000
200,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.130%, 8/4/2011	200,000
Annual Shareholder Report

Principal Amount			Value
$8,660,000		Pennsylvania HFA, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/3/2011	8,660,000
14,965,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/3/2011	14,965,000
11,365,000		Pennsylvania HFA, (Series 2008C: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/3/2011	11,365,000
24,375,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/3/2011	24,375,000
10,500,000		Pennsylvania HFA, (series 2010-111), 0.45% Bonds, 9/22/2011	10,500,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	4,600,000
19,675,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.110%, 8/3/2011	19,675,000
2,930,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.090%, 8/4/2011	2,930,000
2,990,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas Jefferson University)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	2,990,000
6,900,000		Pennsylvania State Higher Education Facilities Authority, (Series A of 2008) Weekly VRDNs (St. Joseph's University)/(TD Bank, N.A. LOC), 0.060%, 8/3/2011	6,900,000
2,700,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/4/2011	2,700,000
9,300,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/4/2011	9,300,000
15,000,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 8/4/2011	15,000,000
21,825,000		Philadelphia, PA IDA, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.290%, 8/1/2011	21,825,000
44,000,000		Philadelphia, PA School District, (Series G of 2010) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.080%, 8/4/2011	44,000,000
181,950,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 8/4/2011	181,950,000
12,515,000		Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 8/4/2011	12,515,000
Annual Shareholder Report

Principal Amount		Value
$67,665,000	Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 8/4/2011	67,665,000
3,765,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.090%, 8/4/2011	3,765,000
	TOTAL	819,790,014
	Puerto Rico – 0.1%
16,000,000	Commonwealth of Puerto Rico, (Series 2003 C-5-2) Weekly VRDNs (Barclays Bank PLC LOC), 0.040%, 8/4/2011	16,000,000
	Rhode Island – 0.1%
11,155,000	East Greenwich, RI, 1.50% BANs, 2/15/2012	11,215,193
3,020,000	Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.290%, 8/1/2011	3,020,000
	TOTAL	14,235,193
	South Carolina – 1.0%
55,695,000	Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 8/4/2011	55,695,000
24,000,000	South Carolina Association of Governmental Organizations (SCAGO), (Series A), 1.50% TANs, 4/13/2012	24,212,164
4,500,000	South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.150%, 8/4/2011	4,500,000
7,000,000	South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	7,000,000
9,110,000	South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	9,110,000
5,035,000	South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	5,035,000
	TOTAL	105,552,164
	Tennessee – 0.9%
9,265,000	Blount County, TN Public Building Authority, (Series E-5-B) Weekly VRDNs (Alcoa, TN)/(Branch Banking & Trust Co. LOC), 0.080%, 8/3/2011	9,265,000
5,400,000	Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.080%, 8/3/2011	5,400,000
1,470,000	Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.080%, 8/3/2011	1,470,000
Annual Shareholder Report

Principal Amount			Value
$4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(U.S. Bank, N.A. LOC), 0.050%, 8/3/2011	4,300,000
5,985,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.280%, 8/4/2011	5,985,000
25,750,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.170%, 8/4/2011	25,750,000
4,730,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	4,730,000
7,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.120%, 8/3/2011	7,000,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	7,225,000
29,790,000		Sullivan County, TN Health Educational & Housing Facilities Board, (Series 2005) Weekly VRDNs (Wellmont Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	29,790,000
		TOTAL	100,915,000
		Texas – 9.5%
11,110,000		Alamo Heights, TX Higher Education Facilities Corp., (Series 1999-A) Weekly VRDNs (University of the Incarnate Word)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 8/4/2011	11,110,000
27,000,000		Austin, TX, Travis and Williamson Counties (Series 2008) Weekly VRDNs (Austin, TX Water and Wastewater System)/(Bank of Tokyo-Mitsubishi UFJ Ltd. and Sumitomo Mitsui Banking Corp. LOCs), 0.060%, 8/4/2011	27,000,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.100%, 8/4/2011	3,500,000
9,000,000		Brazos Harbor, TX IDC, (Series 2007A) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.080%, 8/3/2011	9,000,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.110%, 8/4/2011	24,150,000
8,235,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.270%, 8/4/2011	8,235,000
10,365,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	10,365,000
Annual Shareholder Report

Principal Amount			Value
$16,815,000		Gregg County, TX HFDC, (Series 2004) Weekly VRDNs (Good Shepherd Medical Center)/(KBC Bank N.V. LOC), 0.130%, 8/4/2011	16,815,000
8,400,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.070%, 8/3/2011	8,400,000
25,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.40% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 10/5/2011	25,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.40% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 9/6/2011	28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.23% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/26/2012	9,815,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/4/2011	7,500,000
6,025,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/4/2011	6,025,000
50,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.130%, 8/4/2011	50,000,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.150%, 8/4/2011	13,000,000
40,000,000		Harris County, TX, Toll Road Senior Lien Revenue and Refunding Bonds (Series 2011A), 2.00% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 8/15/2012	40,698,000
15,300,000		Houston, TX Combined Utility System, (Series 2004B-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.060%, 8/4/2011	15,300,000
22,000,000		Houston, TX Combined Utility System, (Series 2004B-6) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.040%, 8/4/2011	22,000,000
9,540,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wells Fargo Bank, N.A. LOC), 0.270%, 8/4/2011	9,540,000
4,590,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 0.820%, 8/1/2011	4,590,000
10,000,000		Houston, TX, (Series H-2), 0.17% CP, Mandatory Tender 9/20/2011	10,000,000
9,765,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/4/2011	9,765,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.110%, 8/4/2011	5,130,000
Annual Shareholder Report

Principal Amount			Value
$18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.38% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/15/2011	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.38% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/31/2011	16,830,000
2,800,000		Lower Colorado River Authority, TX, (Series A), 0.28% CP, Mandatory Tender 10/6/2011	2,800,000
48,000,000		North Texas Higher Education Authority, Inc., (Series 2010E) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.070%, 8/3/2011	48,000,000
12,500,000		North Texas Tollway Authority, (Series 2011A) Weekly VRDNs (Morgan Stanley Bank LOC), 0.050%, 8/3/2011	12,500,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.090%, 8/3/2011	15,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.090%, 8/3/2011	25,000,000
27,500,000		San Antonio, TX Electric & Gas System, (Series A), 0.20% CP (Bank of America N.A. and State Street Bank and Trust Co. LIQs), Mandatory Tender 8/8/2011	27,500,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(Bank of America N.A. LOC), 0.090%, 8/4/2011	15,000,000
82,770,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2007) Weekly VRDNs (Valley Baptist Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	82,770,000
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2011C) Weekly VRDNs (Baylor Health Care System)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 8/3/2011	1,000,000
5,600,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2011E) Weekly VRDNs (Baylor Health Care System)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/3/2011	5,600,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.110%, 8/4/2011	8,685,000
300,000,000		Texas State, 2.00% TRANs, 8/31/2011	300,404,692
50,000,000	[3,4]	Texas State, PUTTERs (Series 3812) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.210%, 8/1/2011	50,000,000
10,350,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/3/2011	10,350,000
		TOTAL	1,028,342,692
Annual Shareholder Report

Principal Amount			Value
		Utah – 0.7%
$1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/3/2011	1,865,000
5,100,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/3/2011	5,100,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.080%, 8/3/2011	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Daily VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.210%, 8/1/2011	47,500,000
		TOTAL	76,815,000
		Virginia – 1.4%
7,500,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.030%, 8/4/2011	7,500,000
11,700,000		Fairfax County, VA EDA, (Series 2005) Weekly VRDNs (Public Broadcasting Service)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	11,700,000
20,730,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 8/3/2011	20,730,000
8,135,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.200%, 8/4/2011	8,135,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	9,375,000
19,805,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	19,805,000
21,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.180%, 8/4/2011	21,000,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.200%, 8/4/2011	9,250,000
29,045,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	29,045,000
10,000,000		Russell County, VA IDA, (Series 2008B) Weekly VRDNs (Mountain States Health Alliance)/(U.S. Bank, N.A. LOC), 0.070%, 8/3/2011	10,000,000
		TOTAL	146,540,000
		Washington – 0.5%
8,490,000	[3,4]	King County, WA, PUTTERs (Series 3924) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.210%, 8/1/2011	8,490,000
3,375,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	3,375,000
Annual Shareholder Report

Principal Amount			Value
$14,000,000		Washington State Health Care Facilities Authority, (Series 2011C) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.070%, 8/3/2011	14,000,000
15,075,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.23% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/15/2012	15,075,000
16,840,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.080%, 8/4/2011	16,840,000
		TOTAL	57,780,000
		West Virginia – 0.3%
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.100%, 8/4/2011	10,800,000
8,300,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009B) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.060%, 8/4/2011	8,300,000
15,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	15,000,000
		TOTAL	34,100,000
		Wisconsin – 2.2%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) Series 2009-6 Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.130%, 8/4/2011	22,000,000
12,900,000		Oconomowoc, WI Area School District, 1.25% TRANs, 8/25/2011	12,907,179
6,950,000		Oshkosh, WI School District, 1.50% TRANs, 9/22/2011	6,959,840
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	3,935,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.130%, 8/4/2011	23,165,000
23,615,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Aurora Health Care, Inc.)/(Bank of Montreal LOC), 0.070%, 8/3/2011	23,615,000
16,865,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/4/2011	16,865,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.100%, 8/4/2011	3,770,000
4,715,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.100%, 8/4/2011	4,715,000
3,935,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	3,935,000
Annual Shareholder Report

Principal Amount			Value
$40,800,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 8/4/2011	40,800,000
23,150,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	23,150,000
50,000,000		Wisconsin State, (Operating Notes of 2011), 2.00% RANs, 6/15/2012	50,772,998
		TOTAL	236,590,017
		Wyoming – 0.2%
3,760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/3/2011	3,760,000
17,895,000		Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.080%, 8/4/2011	17,895,000
		TOTAL	21,655,000
		TOTAL MUNICIPAL INVESTMENTS — 97.2% (AT AMORTIZED COST)[5]	10,478,029,925
		OTHER ASSETS AND LIABILITIES - NET — 2.8%[6]	303,993,769
		TOTAL NET ASSETS — 100%	$10,782,023,694

At July 31, 2011, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $1,415,370,000, which represented 13.1% of total net assets.
Annual Shareholder Report

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $1,415,370,000 which represented 13.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Annual Shareholder Report

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COPs	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s)of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$10,478,029,925
Cash		136,683
Income receivable		13,522,657
Receivable for investments sold		356,274,735
Receivable for shares sold		14,165,760
TOTAL ASSETS		10,862,129,760
Liabilities:
Payable for investments purchased	$79,417,734
Payable for shares redeemed	320,563
Income distribution payable	152,791
Payable for investment adviser fee (Note 5)	67,217
Payable for Directors'/Trustees' fees	11,342
Accrued expenses	136,419
TOTAL LIABILITIES		80,106,066
Net assets for 10,781,698,298 shares outstanding		$10,782,023,694
Net Assets Consist of:
Paid-in capital		$10,781,678,815
Accumulated net realized gain on investments		344,389
Undistributed net investment income		490
TOTAL NET ASSETS		$10,782,023,694
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$9,147,097,404 ÷ 9,147,153,073 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,634,926,290 ÷ 1,634,545,225 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$33,102,483
Expenses:
Investment adviser fee (Note 5)		$21,227,735
Administrative fee (Note 5)		8,294,616
Custodian fees		349,832
Transfer and dividend disbursing agent fees and expenses		78,339
Directors'/Trustees' fees		80,441
Auditing fees		19,548
Legal fees		38,548
Portfolio accounting fees		172,152
Shareholder services fee (Note 5)		3,554,259
Account administration fee (Note 2)		949,632
Share registration costs		148,079
Printing and postage		31,537
Insurance premiums		25,081
Miscellaneous		84,985
TOTAL EXPENSES		35,054,784
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(7,810,214)
Waiver of administrative fee (Note 5)	(217,463)
Waiver of shareholder services fee (Note 5)	(2,242,117)
Reimbursement of shareholder services fee (Note 5)	(640,385)
Reduction of custodian fees (Note 6)	(988)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(10,911,167)
Net expenses			24,143,617
Net investment income			8,958,866
Net realized gain on investments			631,796
Change in net assets resulting from operations			$9,590,662

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,958,866	$20,073,892
Net realized gain on investments	631,796	765,382
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,590,662	20,839,274
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,684,121)	(19,584,653)
Institutional Service Shares	(180,012)	(580,819)
Distributions from net realized gain on investments
Institutional Shares	(253,206)	(1,323,607)
Institutional Service Shares	(54,395)	(279,914)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,171,734)	(21,768,993)
Share Transactions:
Proceeds from sale of shares	35,631,587,078	42,027,864,810
Net asset value of shares issued to shareholders in payment of distributions declared	2,910,109	9,656,583
Cost of shares redeemed	(35,094,063,490)	(49,463,356,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	540,433,697	(7,425,835,084)
Change in net assets	540,852,625	(7,426,764,803)
Net Assets:
Beginning of period	10,241,171,069	17,667,935,872
End of period (including undistributed (distributions in excess of) net investment income of $490 and $(94,243), respectively)	$10,782,023,694	$10,241,171,069

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Institutional Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Service Shares	$949,632
Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,908,733,821	$31,908,733,821	37,309,415,542	$37,309,415,542
Shares issued to shareholders in payment of distributions declared	2,829,617	2,829,617	9,285,945	9,285,945
Shares redeemed	(31,055,286,831)	(31,055,286,831)	(43,771,232,041)	(43,771,232,041)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	856,276,607	$856,276,607	(6,452,530,554)	$(6,452,530,554)
Year Ended July 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,722,853,257	$3,722,853,257	4,718,449,268	$4,718,449,268
Shares issued to shareholders in payment of distributions declared	80,492	80,492	370,638	370,638
Shares redeemed	(4,038,776,659)	(4,038,776,659)	(5,692,124,436)	(5,692,124,436)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(315,842,910)	$(315,842,910)	(973,304,530)	$(973,304,530)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	540,433,697	$540,433,697	(7,425,835,084)	$(7,425,835,084)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Tax-exempt income	$8,864,133	$20,165,472
Ordinary income[1]	$102,534	$ 332,661
Long-term capital gains	$205,067	$ 1,270,860
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$198,729
Undistributed tax-exempt income	$490
Undistributed long-term capital gain	$145,660

2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $7,810,214 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $217,463 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$3,554,259	$(640,385)	$(2,242,117)

For the year ended July 31, 2011, the Fund's Institutional Shares did not incur Service Fees. For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund.

Annual Shareholder Report

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,339,477,000 and $6,177,000,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2011, the Fund's expenses were reduced by $988 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

Annual Shareholder Report

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. SUBSEQUENT EVENTS

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2011, the amount of long-term capital gains designated by the Fund was $205,067.

For the year ended July 31, 2011, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated tax-free obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated tax-free obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N401
Cusip 60934N880

Q450528 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.002	0.015	0.028	0.034
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.002	0.015	0.028	0.034
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.002)	(0.015)	(0.028)	(0.034)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.002)	(0.015)	(0.028)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.18%	1.49%	2.79%	3.50%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.22%[3]	0.23%[3]	0.20%[3]	0.20%
Net investment income	0.10%	0.17%	1.34%	2.67%	3.45%
Expense waiver/reimbursement[4]	0.08%	0.07%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,147,097	$8,290,468	$14,743,753	$10,053,590	$6,652,945
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.22%, 0.23% and 0.20% for the years ended July 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,000.40	$1.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.75	$1.05
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report
3

Portfolio of Investments Summary Tables

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	72.1%
Municipal Notes	21.1%
Commercial Paper	4.0%
Other Assets and Liabilities — Net[2]	2.8%
TOTAL	100.0%

At July 31, 2011, the Fund's effective3 maturity schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.0%
8-30 Days	4.4%
31-90 Days	7.5%
91-180 Days	5.3%
181 Days or more	9.0%
Other Assets and Liabilities — Net[2]	2.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
4

Portfolio of Investments

July 31, 2011

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 97.2%[1,2]
		Alabama – 3.4%
$4,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.150%, 8/4/2011	4,000,000
20,715,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	20,715,000
38,900,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.110%, 8/5/2011	38,900,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.080%, 8/4/2011	8,000,000
11,340,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.130%, 8/4/2011	11,340,000
81,960,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.070%, 8/4/2011	81,960,000
9,450,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.070%, 8/1/2011	9,450,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.00% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	31,000,000
3,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2010-B) Weekly VRDNs (Infirmary Health Systems, Inc.)/(Deutsche Bank AG LOC), 0.060%, 8/3/2011	3,000,000
5,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 8/4/2011	5,000,000
13,240,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	13,240,000
18,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	18,000,000
6,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	6,000,000
50,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	50,000,000
11,825,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.120%, 8/4/2011	11,825,000
Annual Shareholder Report
5

Principal Amount			Value
$43,540,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	43,540,000
9,175,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.050%, 8/3/2011	9,175,000
		TOTAL	365,145,000
		Alaska – 0.8%
13,700,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 0.070%, 8/4/2011	13,700,000
73,900,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.060%, 8/4/2011	73,900,000
		TOTAL	87,600,000
		Arizona – 1.6%
20,000,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.130%, 8/4/2011	20,000,000
55,000,000		Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York Mellon LOC), 0.050%, 8/3/2011	55,000,000
2,250,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.070%, 8/3/2011	2,250,000
900,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	900,000
3,310,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	3,310,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	1,800,000
21,935,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.23% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/26/2012	21,935,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.080%, 8/3/2011	6,750,000
2,415,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.340%, 8/4/2011	2,415,000
2,905,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.100%, 8/4/2011	2,905,000
8,000,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/4/2011	8,000,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.090%, 8/4/2011	3,345,000
Annual Shareholder Report
6

Principal Amount			Value
$3,210,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 8/3/2011	3,210,000
11,000,000		Yavapai County, AZ IDA — Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.100%, 8/4/2011	11,000,000
28,845,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (Series 2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	28,845,000
		TOTAL	171,665,000
		California – 11.8%
9,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(U.S. Bank, N.A. LOC), 0.060%, 8/4/2011	9,000,000
18,105,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.080%, 8/3/2011	18,105,000
16,750,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, Stage Trust (Series 2011-17C), 0.38% TOBs (Sharp Healthcare)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/1/2011	16,750,000
17,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.35% CP (Kaiser Permanente), Mandatory Tender 3/8/2012	17,000,000
20,000,000	[3,4]	California Health Facilities Financing Authority, RBC Muni Trust (Series E-21), 0.12% TOBs (Kaiser Permanente)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 8/4/2011	20,000,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.060%, 8/4/2011	6,250,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/3/2011	10,000,000
34,100,000		California State, (Series 2004 A-10) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.080%, 8/4/2011	34,100,000
29,000,000		California State, (Series 2004 A-7) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.100%, 8/4/2011	29,000,000
50,000,000		California State, GO Tax Exempt Notes, 0.29% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/9/2011	50,000,000
Annual Shareholder Report
7

Principal Amount			Value
$33,000,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/16/2011	33,000,000
25,425,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/18/2011	25,425,000
16,094,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/23/2011	16,094,000
10,000,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/25/2011	10,000,000
25,000,000		California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/9/2011	25,000,000
37,215,000		California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/25/2011	37,215,000
80,000,000	[3,4]	California State, Trust Receipts (Series 2011 FR-26U), 0.19% BANs (GTD by Barclays Bank PLC), 11/22/2011	80,000,000
15,000,000		California Statewide CDA MFH, (2009 Series E: Crossings West Apartments) Weekly VRDNs (Villas 154, L.P.)/(FHLMC LOC), 0.110%, 8/4/2011	15,000,000
17,045,000		California Statewide CDA, (Series 2004E), 0.34% CP (Kaiser Permanente), Mandatory Tender 9/8/2011	17,045,000
20,780,000		California Statewide CDA, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.050%, 8/3/2011	20,780,000
16,415,000		California Statewide CDA, (Series 2005) Weekly VRDNs (University of San Diego)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/3/2011	16,415,000
Annual Shareholder Report
8

Principal Amount			Value
$6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.180%, 8/4/2011	6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.080%, 8/4/2011	22,910,000
30,000,000		California Statewide CDA, (Series 2008B), 0.38% CP (Kaiser Permanente), Mandatory Tender 11/15/2011	30,000,000
14,435,000		California Statewide CDA, (Series B) Weekly VRDNs (Kaiser Permanente), 0.050%, 8/3/2011	14,435,000
54,500,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.070%, 8/4/2011	54,500,000
17,300,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.080%, 8/4/2011	17,300,000
9,585,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.070%, 8/4/2011	9,585,000
5,250,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.080%, 8/3/2011	5,250,000
24,965,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.080%, 8/4/2011	24,965,000
7,200,000		Irvine Ranch, CA Water District, (Series 1995) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.150%, 8/4/2011	7,200,000
18,000,000		Los Angeles County, CA, (Series A), 2.50% TRANs, 2/29/2012	18,225,819
30,000,000		Los Angeles County, CA, (Series B), 2.50% TRANs, 3/30/2012	30,427,888
20,000,000		Los Angeles County, CA, (Series C), 2.50% TRANs, 6/29/2012	20,380,571
12,005,000	[3,4]	Los Angeles, CA Department of Airports, Stage Trust (Series 2010-31C), 0.38% TOBs (Los Angeles International Airport)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/3/2011	12,005,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.110%, 8/4/2011	14,000,000
190,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 8/1/2012	193,312,020
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/4/2011	10,065,000
5,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-F-1) Weekly VRDNs (Bank of America N.A. LOC), 0.090%, 8/4/2011	5,000,000
Annual Shareholder Report
9

Principal Amount			Value
$12,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 8/4/2011	12,000,000
21,000,000		Los Angeles, CA, (2011 Series A), 2.50% TRANs, 2/29/2012	21,268,080
12,500,000		Los Angeles, CA, (2011 Series B), 2.50% TRANs, 3/30/2012	12,680,807
11,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	11,177,413
19,800,000		Los Angeles, CA, Adjustable Rate COPs (2007 Series A) Weekly VRDNs (Windward School)/(U.S. Bank, N.A. LOC), 0.060%, 8/4/2011	19,800,000
12,150,000		Metropolitan Water District of Southern California, (2008 Series A-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/4/2011	12,150,000
18,580,000		Metropolitan Water District of Southern California, (Series 2006A-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.110%, 8/4/2011	18,580,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/4/2011	10,125,000
10,735,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.070%, 8/4/2011	10,735,000
10,990,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.070%, 8/4/2011	10,990,000
23,000,000		Riverside County, CA, 2.00% TRANs, 6/29/2012	23,350,336
32,388,000		Riverside County, CA, Teeter Obligation (Series B), 0.18% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 9/15/2011	32,388,000
30,100,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.100%, 8/3/2011	30,100,000
10,000,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.060%, 8/4/2011	10,000,000
29,850,000		West Hills CCD Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills CCD, CA)/(Union Bank, N.A. LOC), 0.070%, 8/3/2011	29,850,000
		TOTAL	1,267,434,934
		Colorado – 0.6%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	6,510,000
1,855,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	1,855,000
Annual Shareholder Report
10

Principal Amount			Value
$10,425,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.080%, 8/3/2011	10,425,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	8,625,000
11,500,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.090%, 8/4/2011	11,500,000
21,210,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	21,210,000
		TOTAL	64,960,000
		Connecticut – 0.5%
17,300,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.110%, 8/4/2011	17,300,000
5,000,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.080%, 8/3/2011	5,000,000
17,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	17,000,000
9,000,000		New Britain, CT, 2.00% BANs, 3/28/2012	9,076,162
		TOTAL	48,376,162
		District of Columbia – 0.9%
4,280,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 8/5/2011	4,280,000
4,830,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	4,830,000
6,950,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/4/2011	6,950,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	4,000,000
14,230,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.23% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	14,230,000
27,220,000		District of Columbia, (Series 2009A), 0.25% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 10/4/2011	27,220,000
$26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.080%, 8/4/2011	26,665,000
Annual Shareholder Report
11

Principal Amount			Value
$8,200,000	[3,4]	Washington, DC Convention Center Authority, Stage Trust (Series 2010-25C), 0.38% TOBs (Convention Center Authority)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/28/2011	8,200,000
		TOTAL	96,375,000
		Florida – 5.4%
2,200,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.080%, 8/3/2011	2,200,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.110%, 8/4/2011	28,375,000
6,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.090%, 8/4/2011	6,000,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 8/4/2011	18,000,000
8,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 8/3/2011	8,250,000
15,550,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.100%, 8/4/2011	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/3/2011	4,705,000
14,150,000		Highlands County, FL Health Facilities Authority, (Series 2005F) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/4/2011	14,150,000
8,000,000		Highlands County, FL Health Facilities Authority, (Series 2005G) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Royal Bank of Canada, Montreal LOC), 0.060%, 8/4/2011	8,000,000
9,400,000		Highlands County, FL Health Facilities Authority, (Series 2007B) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Bank of Montreal LOC), 0.080%, 8/4/2011	9,400,000
7,500,000		Highlands County, FL Health Facilities Authority, (Series 2009A) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.070%, 8/4/2011	7,500,000
18,750,000		Highlands County, FL Health Facilities Authority, (Series 2009E) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.060%, 8/4/2011	18,750,000
8,125,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/3/2011	8,125,000
18,920,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.060%, 8/3/2011	18,920,000
6,000,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.180%, 8/4/2011	6,000,000
Annual Shareholder Report
12

Principal Amount			Value
$57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	57,440,000
5,200,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	5,200,000
6,000,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.180%, 8/4/2011	6,000,000
11,000,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 8/3/2011	11,000,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.120%, 8/4/2011	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.120%, 8/4/2011	22,600,000
10,400,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/3/2011	10,400,000
4,850,000		Palm Beach County, FL, (Series 2008) Weekly VRDNs (Caron Foundation of Florida, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/4/2011	4,850,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.090%, 8/4/2011	10,000,000
159,210,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.300%, 8/1/2011	159,210,000
9,650,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 8/4/2011	9,650,000
		TOTAL	584,025,000
		Georgia – 3.4%
5,290,000	[3,4]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	5,290,000
4,865,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.110%, 8/4/2011	4,865,000
6,610,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	6,610,000
14,935,000	[3,4]	Coweta County, GA Development Authority, Stage Trust (Series 2010-26C), 0.38% TOBs (Piedmont Healthcare, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/28/2011	14,935,000
Annual Shareholder Report
13

Principal Amount			Value
$29,785,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	29,785,000
7,550,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.110%, 8/4/2011	7,550,000
10,600,000		Fayette County, GA Development Authority, (Series 1999) Weekly VRDNs (Catholic School Properties, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	10,600,000
3,300,000		Fayette County, GA Hospital Authority, Series 2009B Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.070%, 8/3/2011	3,300,000
14,300,000		Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Catholic School Properties, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	14,300,000
2,000,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/4/2011	2,000,000
6,405,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.070%, 8/3/2011	6,405,000
80,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	80,000
7,685,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	7,685,000
3,880,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	3,880,000
36,370,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.240%, 8/3/2011	36,370,000
3,900,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.130%, 8/4/2011	3,900,000
12,295,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.070%, 8/3/2011	12,295,000
6,455,000		Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.090%, 8/3/2011	6,455,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.080%, 8/4/2011	5,740,000
20,500,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 8/4/2011	20,500,000
Annual Shareholder Report
14

Principal Amount			Value
$4,360,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.070%, 8/3/2011	4,360,000
7,500,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/3/2011	7,500,000
5,450,000		Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/3/2011	5,450,000
62,320,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 8/4/2011	62,320,000
38,965,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.080%, 8/3/2011	38,965,000
43,910,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.080%, 8/3/2011	43,910,000
6,610,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	6,610,000
		TOTAL	371,660,000
		Hawaii – 0.1%
10,395,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.23% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	10,395,000
		Idaho – 0.5%
31,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(BMO Harris Bank, N.A. LOC), 0.100%, 8/4/2011	31,000,000
20,000,000		Idaho State, (Series 2011), 2.00% TANs, 6/29/2012	20,315,618
		TOTAL	51,315,618
		Illinois – 6.0%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.090%, 8/4/2011	12,410,000
29,785,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.100%, 8/4/2011	29,785,000
8,045,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.090%, 8/4/2011	8,045,000
5,250,000		Chicago, IL MFH Revenue, (Series 2010) Weekly VRDNs (Oakwood Shores Senior Apartments)/(Bank of America N.A. LOC), 0.090%, 8/4/2011	5,250,000
15,025,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.100%, 8/4/2011	15,025,000
Annual Shareholder Report
15

Principal Amount		Value
$12,500,000	Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.080%, 8/3/2011	12,500,000
9,915,000	Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.130%, 8/4/2011	9,915,000
3,900,000	Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	3,900,000
900,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.330%, 8/4/2011	900,000
9,500,000	Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.080%, 8/3/2011	9,500,000
10,000,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (North Park University)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	10,000,000
3,700,000	Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 8/3/2011	3,700,000
2,425,000	Illinois Educational Facilities Authority, (Series 1999A) Weekly VRDNs (National-Louis University)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	2,425,000
23,100,000	Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	23,100,000
4,155,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	4,155,000
24,000,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.220%, 8/4/2011	24,000,000
100,425,000	Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/4/2011	100,425,000
38,570,000	Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 8/3/2011	38,570,000
15,600,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Chicago Symphony Orchestra Project)/(U.S. Bank, N.A. LOC), 0.060%, 8/4/2011	15,600,000
4,970,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.110%, 8/4/2011	4,970,000
50,000,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.080%, 8/3/2011	50,000,000
9,000,000	Illinois Finance Authority, (Series 2008A), 0.48% TOBs (Advocate Health Care Network), Mandatory Tender 2/1/2012	9,000,000
Annual Shareholder Report
16

Principal Amount			Value
$62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.100%, 8/3/2011	62,700,000
14,950,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.110%, 8/4/2011	14,950,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/3/2011	8,000,000
7,500,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.090%, 8/3/2011	7,500,000
11,250,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.280%, 8/4/2011	11,250,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-09C), 0.38% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/18/2011	9,885,000
20,825,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 8/4/2011	20,825,000
5,300,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	5,300,000
28,000,000		Illinois State Toll Highway Authority, (2007 Series A-1a) Weekly VRDNs (Citibank NA, New York LOC), 0.090%, 8/4/2011	28,000,000
15,000,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.100%, 8/4/2011	15,000,000
20,000,000		Illinois State Toll Highway Authority, (2007 Series A-2b) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 0.070%, 8/4/2011	20,000,000
23,095,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.080%, 8/4/2011	23,095,000
9,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.110%, 8/4/2011	9,995,000
16,500,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, (2010 Educational Purposes Tax Anticipation Warrants), 1.25% TANs, 8/30/2011	16,509,094
		TOTAL	646,184,094
		Indiana – 0.8%
3,545,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2011	3,545,000
4,800,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	4,800,000
Annual Shareholder Report
17

Principal Amount			Value
$20,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008E) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	20,000,000
5,100,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011G) Weekly VRDNs (Indiana University Health Obligated Group)/(Bank of New York Mellon LOC), 0.040%, 8/3/2011	5,100,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 8/4/2011	12,000,000
20,440,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), Stage Trust (Series 2009-75C), 0.38% TOBs (Parkview Health System Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/20/2011	20,440,000
4,995,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.110%, 8/4/2011	4,995,000
3,460,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.110%, 8/4/2011	3,460,000
5,900,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.110%, 8/4/2011	5,900,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/4/2011	6,500,000
		TOTAL	86,740,000
		Iowa – 0.7%
13,110,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	13,110,000
25,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.120%, 8/4/2011	25,000,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.070%, 8/4/2011	40,000,000
		TOTAL	78,110,000
		Kansas – 0.4%
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.090%, 8/4/2011	10,195,000
27,770,000		Wichita, KS, 0.50% BANs, 2/9/2012	27,770,763
		TOTAL	37,965,763
		Kentucky – 0.7%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	20,080,000
Annual Shareholder Report
18

Principal Amount			Value
$55,270,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.140%, 8/4/2011	55,270,000
4,500,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.090%, 8/5/2011	4,500,000
		TOTAL	79,850,000
		Louisiana – 3.1%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.220%, 8/3/2011	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.110%, 8/3/2011	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.110%, 8/3/2011	3,350,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.050%, 8/3/2011	3,000,000
32,225,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.070%, 8/3/2011	32,225,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/4/2011	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.38% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/18/2011	37,830,000
6,235,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.110%, 8/4/2011	6,235,000
95,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Corp.)/(GTD by Nucor Corp.), 0.080%, 8/3/2011	95,000,000
42,500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Corp.)/(GTD by Nucor Corp.), 0.100%, 8/3/2011	42,500,000
		TOTAL	331,140,000
		Maine – 0.1%
4,119,000		Ellsworth, ME, 2.00% BANs, 12/15/2011	4,139,689
3,375,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	3,375,000
		TOTAL	7,514,689
		Maryland – 1.5%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.090%, 8/4/2011	6,450,000
13,155,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.230%, 8/3/2011	13,155,000
Annual Shareholder Report
19

Principal Amount			Value
$11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	11,310,000
3,350,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 8/2/2011	3,350,000
100,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 8/5/2011	100,000
7,800,000		Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(Bank of America N.A. LOC), 0.070%, 8/3/2011	7,800,000
6,680,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	6,680,000
5,425,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	5,425,000
23,000,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.060%, 8/4/2011	23,000,000
3,285,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	3,285,000
1,252,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 8/2/2011	1,252,500
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	1,300,000
22,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 8/5/2011	22,300,000
5,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 0.140%, 8/4/2011	5,600,000
5,100,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008E) Weekly VRDNs (University of Maryland Medical System Corporation)/(Bank of Montreal LOC), 0.080%, 8/4/2011	5,100,000
5,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.310%, 8/4/2011	5,000,000
12,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.230%, 8/4/2011	12,000,000
Annual Shareholder Report
20

Principal Amount			Value
$10,045,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/5/2011	10,045,000
18,000,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	18,000,000
1,649,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 8/2/2011	1,649,000
3,510,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 8/5/2011	3,510,000
		TOTAL	166,311,500
		Massachusetts – 1.4%
41,900,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 8/4/2011	41,900,000
15,905,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.38% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/24/2011	15,905,000
7,000,000		Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.32% Bonds, 8/4/2011	7,000,000
10,000,000		Falmouth, MA, 1.50% BANs, 3/9/2012	10,058,832
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.170%, 8/4/2011	8,000,000
5,000,000		Massachusetts Development Finance Agency, (Series U-3) Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 0.040%, 8/4/2011	5,000,000
23,620,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.170%, 8/4/2011	23,620,000
7,465,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.080%, 8/4/2011	7,465,000
11,500,000		Massachusetts IFA, (Series 1998B) Weekly VRDNs (Groton School)/(U.S. Bank, N.A. LIQ), 0.060%, 8/4/2011	11,500,000
9,310,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.060%, 8/3/2011	9,310,000
7,000,000		Massachusetts State HFA, (Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.080%, 8/3/2011	7,000,000
6,000,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.170%, 8/4/2011	6,000,000
		TOTAL	152,758,832
Annual Shareholder Report
21

Principal Amount			Value
		Michigan – 6.0%
$8,000,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.200%, 8/4/2011	8,000,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	15,900,000
1,300,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.150%, 8/3/2011	1,300,000
22,245,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.130%, 8/4/2011	22,245,000
4,765,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 0.230%, 8/4/2011	4,765,000
36,500,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(J.P. Morgan Chase & Co. LOC), 0.100%, 8/4/2011	36,500,000
29,500,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.280%, 8/3/2011	29,500,000
3,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 8/3/2011	3,000,000
22,135,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.080%, 8/4/2011	22,135,000
1,300,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 0.230%, 8/4/2011	1,300,000
16,750,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	16,761,205
22,000,000		Michigan Finance Authority, (Series D-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/22/2011	22,020,192
3,750,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (J.P. Morgan Chase & Co. LOC), 0.080%, 8/4/2011	3,750,000
600,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	600,000
4,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.130%, 8/4/2011	4,600,000
32,905,000		Michigan Higher Education Facilities Authority, (Series 2008A) Weekly VRDNs (Thomas M Cooley Law School)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/4/2011	32,905,000
33,050,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.080%, 8/4/2011	33,050,000
10,000,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.170%, 8/4/2011	10,000,000
Annual Shareholder Report
22

Principal Amount		Value
$10,500,000	Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.170%, 8/4/2011	10,500,000
7,100,000	Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.170%, 8/4/2011	7,100,000
1,605,000	Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.290%, 8/1/2011	1,605,000
1,965,000	Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	1,965,000
2,000,000	Michigan State Hospital Financial Authority, (Series 2003A) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.290%, 8/1/2011	2,000,000
7,400,000	Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/4/2011	7,400,000
5,260,000	Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.190%, 8/4/2011	5,260,000
2,345,000	Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.090%, 8/4/2011	2,345,000
16,975,000	Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.130%, 8/4/2011	16,975,000
5,920,000	Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.090%, 8/4/2011	5,920,000
700,000	Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Bank of America N.A. LOC), 0.420%, 8/4/2011	700,000
1,435,000	Michigan State Strategic Fund, Limited Obligation Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.090%, 8/3/2011	1,435,000
1,000,000	Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	1,000,000
162,000,000	Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	162,417,076
1,700,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.080%, 8/3/2011	1,700,000
6,100,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	6,100,000
24,675,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 8/4/2011	24,675,000
6,000,000	Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.080%, 8/4/2011	6,000,000
Annual Shareholder Report
23

Principal Amount		Value
$3,345,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/3/2011	3,345,000
34,200,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 8/4/2011	34,200,000
27,690,000	St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 8/4/2011	27,690,000
45,875,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 8/4/2011	45,875,000
	TOTAL	644,538,473
	Minnesota – 2.1%
5,000,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.150%, 8/4/2011	5,000,000
6,500,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.090%, 8/4/2011	6,500,000
4,000,000	Edina, MN ISD No. 273, (Series 2011A), 1.75% TANs (GTD by Minnesota State), 2/27/2012	4,029,018
5,000,000	Farmington, MN ISD No. 192, (Series 2011A), 0.75% TANs (GTD by Minnesota State), 9/2/2011	5,001,122
9,000,000	Lakeville, MN ISD No. 194, (Series 2011A), 1.50% TANs (GTD by Minnesota State), 8/7/2012	9,109,211
2,600,000	Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.110%, 8/5/2011	2,600,000
17,110,000	Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.180%, 8/4/2011	17,110,000
6,345,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.100%, 8/4/2011	6,345,000
16,790,000	Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	16,790,000
20,345,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.100%, 8/4/2011	20,345,000
3,845,000	Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(BMO Harris Bank, N.A. LOC), 0.090%, 8/4/2011	3,845,000
Annual Shareholder Report
24

Principal Amount		Value
$4,100,000	Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(U.S. Bank, N.A. LOC), 0.080%, 8/4/2011	4,100,000
23,000,000	Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2010), 2.00% TANs (GTD by Minnesota State), 9/1/2011	23,032,114
5,900,000	Minnetonka, MN, MFH Refunding Revenue Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.100%, 8/4/2011	5,900,000
2,655,000	New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.150%, 8/4/2011	2,655,000
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.150%, 8/4/2011	4,560,000
3,575,000	Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.100%, 8/5/2011	3,575,000
15,000,000	Rosemount, MN ISD No. 196, (Series A), 0.50% TANs (GTD by Minnesota State), 1/6/2012	15,013,396
13,000,000	Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	13,000,000
3,265,000	Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2011	3,265,000
15,425,000	St. Cloud, MN ISD No. 742, (Series 2011A), 1.00% TANs (GTD by Minnesota State), 8/16/2012	15,532,512
5,000,000	St. Cloud, MN ISD No. 742, 1.50% TANs (GTD by Minnesota State), 8/19/2011	5,002,453
25,200,000	St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.130%, 8/4/2011	25,200,000
3,000,000	St. Paul, MN Port Authority, (2009-9 Series BB) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.050%, 8/4/2011	3,000,000
1,700,000	St. Paul, MN Port Authority, (Series 2009-5 Series O) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.050%, 8/4/2011	1,700,000
1,000,000	St. Paul, MN Port Authority, (Series 2009-7Q) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.050%, 8/4/2011	1,000,000
	TOTAL	223,209,826
	Mississippi – 0.8%
24,000,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.090%, 8/4/2011	24,000,000
6,810,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/4/2011	6,810,000
15,000,000	Mississippi Development Bank, (Series 2010B: Coliseum and Convention Center Bonds) Weekly VRDNs (Harrison County, MS)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	15,000,000
Annual Shareholder Report
25

Principal Amount			Value
$12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 8/4/2011	12,390,000
30,000,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(BNP Paribas SA LOC), 0.130%, 8/4/2011	30,000,000
		TOTAL	88,200,000
		Missouri – 0.9%
8,865,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.180%, 8/4/2011	8,865,000
25,000,000		Missouri State HEFA, (Series 2008-G) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Bank of America N.A. LIQ), 0.090%, 8/3/2011	25,000,000
19,000,000		Missouri State HEFA, (Series 2008A) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.100%, 8/3/2011	19,000,000
8,500,000		Missouri State HEFA, (Series 2008B) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.100%, 8/3/2011	8,500,000
11,000,000		St. Louis, MO, (Series 2011), 2.00% TRANs, 6/29/2012	11,161,458
19,370,000	[3,4]	St. Louis, MO, SPEARs (Series DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.080%, 8/4/2011	19,370,000
		TOTAL	91,896,458
		Multi-State – 0.1%
7,075,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-76 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.130%, 8/4/2011	7,075,000
		Nebraska – 1.2%
98,220,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 8/4/2011	98,220,000
25,000,000		Nebraska Investment Finance Authority, (2010 Series B) Weekly VRDNs (FHLB of Topeka LIQ), 0.060%, 8/3/2011	25,000,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.150%, 8/4/2011	10,000,000
		TOTAL	133,220,000
		Nevada – 1.0%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.080%, 8/3/2011	6,500,000
17,900,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2A) Weekly VRDNs (Citibank NA, New York LOC), 0.080%, 8/3/2011	17,900,000
Annual Shareholder Report
26

Principal Amount			Value
$18,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2B) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.060%, 8/3/2011	18,000,000
13,100,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.100%, 8/3/2011	13,100,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.080%, 8/4/2011	28,500,000
27,515,000		Reno, NV Hospital Revenue Bonds, (Series 2008A) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank, N.A. LOC), 0.060%, 8/3/2011	27,515,000
		TOTAL	111,515,000
		New Hampshire – 0.4%
26,260,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.380%, 8/1/2011	26,260,000
20,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/4/2011	20,000,000
		TOTAL	46,260,000
		New Jersey – 2.0%
11,916,622		Bloomfield Township, NJ, 1.25% BANs, 1/20/2012	11,947,087
2,690,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/1/2011	2,690,000
13,345,000		Cape May, NJ, 1.50% BANs, 7/20/2012	13,447,485
33,321,000		Cherry Hill, NJ, (Series 2010), 1.00% BANs, 10/18/2011	33,361,342
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 8/4/2011	21,000,000
13,499,315		Hopewell Township, NJ, 1.00% BANs, 6/8/2012	13,571,468
9,413,333		Jefferson Township, NJ, 1.25% BANs, 6/28/2012	9,479,595
26,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.110%, 8/3/2011	26,000,000
5,800,000		New Jersey Health Care Facilities Financing Authority, (Series 2010A) Weekly VRDNs (Princeton Healthcare System)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	5,800,000
30,670,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.080%, 8/4/2011	30,670,000
9,272,000		North Bergen Township, NJ, 1.50% BANs, 6/1/2012	9,333,363
Annual Shareholder Report
27

Principal Amount			Value
$6,000,000		North Wildwood, NJ, 1.50% BANs, 5/18/2012	6,025,975
9,999,181		Tewksbury Township, NJ, 1.25% BANs, 6/20/2012	10,075,869
11,505,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Daily VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.210%, 8/1/2011	11,505,000
9,273,034		Upper Saddle River, NJ, 1.25% BANs, 2/24/2012	9,308,577
		TOTAL	214,215,761
		New Mexico – 1.2%
126,760,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 8/4/2011	126,760,000
		New York – 9.9%
30,471,326		Albany, NY, 1.25% BANs, 7/6/2012	30,710,889
10,000,000		Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	10,047,954
10,000,000		Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	10,069,409
31,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.230%, 8/3/2011	31,750,000
73,100,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/3/2011	73,100,000
19,500,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.080%, 8/3/2011	19,500,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 12292) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/4/2011	17,325,000
78,500,000		New York City, NY TFA, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.100%, 8/3/2011	78,500,000
10,400,000		New York City, NY TFA, (Subseries F-5) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.050%, 8/3/2011	10,400,000
9,550,000		New York City, NY TFA, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.230%, 8/1/2011	9,550,000
47,100,000		New York City, NY TFA, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.230%, 8/3/2011	47,100,000
14,200,000		New York City, NY, (Fiscal 2006 Subseries F-4A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.080%, 8/4/2011	14,200,000
35,660,000		New York City, NY, (Fiscal 2008 Subseries J-10) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.050%, 8/4/2011	35,660,000
Annual Shareholder Report
28

Principal Amount		Value
$2,700,000	New York Liberty Development Corporation, (Series 2009B) Weekly VRDNs (World Trade Center)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	2,700,000
325,000,000	New York Liberty Development Corporation, (Series A-1), 0.35% TOBs (World Trade Center)/(GTD by United States Treasury), Mandatory Tender 11/1/2011	325,000,000
6,000,000	New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/4/2011	6,000,000
13,000,000	New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America N.A. LOC), 0.070%, 8/3/2011	13,000,000
67,035,000	New York State HFA, 320 West 38th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.200%, 8/3/2011	67,035,000
32,540,000	New York State HFA, 505 West 37th Street Housing (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.350%, 8/3/2011	32,540,000
35,300,000	New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.350%, 8/3/2011	35,300,000
15,100,000	New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.180%, 8/3/2011	15,100,000
60,000,000	New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	60,932,209
18,000,000	Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	18,071,019
44,963,000	Rochester, NY, (Series II-2010), 1.25% BANs, 8/19/2011	44,981,766
8,975,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/4/2011	8,975,000
33,285,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 8/3/2011	33,285,000
13,390,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.090%, 8/3/2011	13,390,000
	TOTAL	1,064,223,246
	North Carolina – 1.1%
24,270,000	Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.100%, 8/4/2011	24,270,000
12,405,000	Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 9/8/2011	12,405,000
Annual Shareholder Report
29

Principal Amount			Value
$7,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series R-11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.110%, 8/4/2011	7,495,000
19,320,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.180%, 8/4/2011	19,320,000
9,825,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.150%, 8/3/2011	9,825,000
4,060,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	4,060,000
5,370,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	5,370,000
4,720,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	4,720,000
10,720,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	10,720,000
7,320,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/4/2011	7,320,000
8,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	8,000,000
3,600,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	3,600,000
2,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.060%, 8/4/2011	2,000,000
4,590,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	4,590,000
		TOTAL	123,695,000
		North Dakota – 0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.110%, 8/3/2011	29,124,000
10,250,000		North Dakota Rural Water Finance Corp., Public Projects Construction Notes (Series A-5), 1.00% BANs, 8/1/2012	10,316,209
		TOTAL	39,440,209
		Ohio – 1.5%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.080%, 8/4/2011	3,125,000
Annual Shareholder Report
30

Principal Amount			Value
$9,175,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(U.S. Bank, N.A. LOC), 0.050%, 8/4/2011	9,175,000
11,055,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.080%, 8/4/2011	11,055,000
1,705,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	1,705,000
5,500,000		Evendale, OH, SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.110%, 8/3/2011	5,500,000
7,545,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.100%, 8/4/2011	7,545,000
4,375,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 8/4/2011	4,375,000
11,435,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.080%, 8/4/2011	11,435,000
2,650,000		Hamilton County, OH, (Series 2011B) Weekly VRDNs (Life Enriching Communities)/(PNC Bank, N.A. LOC), 0.080%, 8/4/2011	2,650,000
31,580,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.080%, 8/4/2011	31,580,000
2,190,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.080%, 8/4/2011	2,190,000
12,700,000		Ohio State Higher Educational Facility Commission, (2008 Series A) Weekly VRDNs (Case Western Reserve University, OH)/(PNC Bank, N.A. LOC), 0.060%, 8/3/2011	12,700,000
4,600,000		Ohio State Higher Educational Facility Commission, (2008 Series B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	4,600,000
5,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 8/4/2011	5,000,000
5,000,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Logistics and Distribution Program), 6/1/2012	5,000,000
11,200,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Revitalization Program), 6/1/2012	11,200,000
12,085,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	12,085,000
3,820,000		Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	3,820,000
Annual Shareholder Report
31

Principal Amount			Value
$5,405,000		Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.070%, 8/4/2011	5,405,000
5,000,000		University of Cincinnati, OH, (Series D), 2.00% BANs, 7/19/2012	5,079,280
4,095,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.250%, 8/4/2011	4,095,000
		TOTAL	159,319,280
		Oklahoma – 0.3%
7,070,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.140%, 8/4/2011	7,070,000
23,100,000		Oklahoma State Turnpike Authority, (Series 2006C) Weekly VRDNs (Bank of America N.A. LIQ), 0.340%, 8/1/2011	23,100,000
		TOTAL	30,170,000
		Oregon – 0.1%
10,450,000		Oregon State Facilities Authority, (Series 2008A) Weekly VRDNs (PeaceHealth)/(U.S. Bank, N.A. LOC), 0.040%, 8/4/2011	10,450,000
		Pennsylvania – 7.6%
8,505,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.090%, 8/4/2011	8,505,000
4,180,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.080%, 8/4/2011	4,180,000
11,170,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.140%, 8/4/2011	11,170,000
8,100,000		Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.090%, 8/4/2011	8,100,000
3,500,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 8/4/2011	3,500,000
18,940,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	18,940,000
3,090,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.060%, 8/4/2011	3,090,000
3,000,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.080%, 8/3/2011	3,000,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.090%, 8/4/2011	1,500,000
7,700,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.080%, 8/4/2011	7,700,000
6,955,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.090%, 8/4/2011	6,955,000
Annual Shareholder Report
32

Principal Amount			Value
$7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 8/4/2011	7,845,000
3,460,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.510%, 10/1/2011	3,473,782
15,000,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.510%, 10/1/2011	15,096,872
5,535,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.080%, 8/4/2011	5,535,000
48,900,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.110%, 8/3/2011	48,900,000
45,300,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.140%, 8/3/2011	45,300,000
24,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 8/4/2011	24,945,000
12,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2012	12,199,360
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.090%, 8/4/2011	4,000,000
26,235,000		Lehigh County, PA General Purpose Authority, (Series B of 2007) Weekly VRDNs (Good Shepherd Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 8/3/2011	26,235,000
35,390,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.130%, 8/4/2011	35,390,000
11,010,000	[3,4]	Montgomery County, PA Higher Education & Health Authority Hospital, Stage Trust (Series 2009-76C), 0.38% TOBs (Abington Memorial Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/21/2011	11,010,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 8/4/2011	8,650,000
7,000,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.070%, 8/4/2011	7,000,000
1,525,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 8/3/2011	1,525,000
20,165,000	[3,4]	Pennsylvania Economic Development Financing Authority, Stage Trust (Series 2009-81C), 0.36% TOBs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/17/2011	20,165,000
200,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.130%, 8/4/2011	200,000
Annual Shareholder Report
33

Principal Amount			Value
$8,660,000		Pennsylvania HFA, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/3/2011	8,660,000
14,965,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/3/2011	14,965,000
11,365,000		Pennsylvania HFA, (Series 2008C: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/3/2011	11,365,000
24,375,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/3/2011	24,375,000
10,500,000		Pennsylvania HFA, (series 2010-111), 0.45% Bonds, 9/22/2011	10,500,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	4,600,000
19,675,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.110%, 8/3/2011	19,675,000
2,930,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.090%, 8/4/2011	2,930,000
2,990,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas Jefferson University)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	2,990,000
6,900,000		Pennsylvania State Higher Education Facilities Authority, (Series A of 2008) Weekly VRDNs (St. Joseph's University)/(TD Bank, N.A. LOC), 0.060%, 8/3/2011	6,900,000
2,700,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/4/2011	2,700,000
9,300,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/4/2011	9,300,000
15,000,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 8/4/2011	15,000,000
21,825,000		Philadelphia, PA IDA, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.290%, 8/1/2011	21,825,000
44,000,000		Philadelphia, PA School District, (Series G of 2010) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.080%, 8/4/2011	44,000,000
181,950,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 8/4/2011	181,950,000
12,515,000		Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 8/4/2011	12,515,000
Annual Shareholder Report
34

Principal Amount		Value
$67,665,000	Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 8/4/2011	67,665,000
3,765,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.090%, 8/4/2011	3,765,000
	TOTAL	819,790,014
	Puerto Rico – 0.1%
16,000,000	Commonwealth of Puerto Rico, (Series 2003 C-5-2) Weekly VRDNs (Barclays Bank PLC LOC), 0.040%, 8/4/2011	16,000,000
	Rhode Island – 0.1%
11,155,000	East Greenwich, RI, 1.50% BANs, 2/15/2012	11,215,193
3,020,000	Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.290%, 8/1/2011	3,020,000
	TOTAL	14,235,193
	South Carolina – 1.0%
55,695,000	Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 8/4/2011	55,695,000
24,000,000	South Carolina Association of Governmental Organizations (SCAGO), (Series A), 1.50% TANs, 4/13/2012	24,212,164
4,500,000	South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.150%, 8/4/2011	4,500,000
7,000,000	South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	7,000,000
9,110,000	South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/4/2011	9,110,000
5,035,000	South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	5,035,000
	TOTAL	105,552,164
	Tennessee – 0.9%
9,265,000	Blount County, TN Public Building Authority, (Series E-5-B) Weekly VRDNs (Alcoa, TN)/(Branch Banking & Trust Co. LOC), 0.080%, 8/3/2011	9,265,000
5,400,000	Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.080%, 8/3/2011	5,400,000
1,470,000	Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.080%, 8/3/2011	1,470,000
Annual Shareholder Report
35

Principal Amount			Value
$4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(U.S. Bank, N.A. LOC), 0.050%, 8/3/2011	4,300,000
5,985,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.280%, 8/4/2011	5,985,000
25,750,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.170%, 8/4/2011	25,750,000
4,730,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	4,730,000
7,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.120%, 8/3/2011	7,000,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.100%, 8/4/2011	7,225,000
29,790,000		Sullivan County, TN Health Educational & Housing Facilities Board, (Series 2005) Weekly VRDNs (Wellmont Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/4/2011	29,790,000
		TOTAL	100,915,000
		Texas – 9.5%
11,110,000		Alamo Heights, TX Higher Education Facilities Corp., (Series 1999-A) Weekly VRDNs (University of the Incarnate Word)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 8/4/2011	11,110,000
27,000,000		Austin, TX, Travis and Williamson Counties (Series 2008) Weekly VRDNs (Austin, TX Water and Wastewater System)/(Bank of Tokyo-Mitsubishi UFJ Ltd. and Sumitomo Mitsui Banking Corp. LOCs), 0.060%, 8/4/2011	27,000,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.100%, 8/4/2011	3,500,000
9,000,000		Brazos Harbor, TX IDC, (Series 2007A) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.080%, 8/3/2011	9,000,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.110%, 8/4/2011	24,150,000
8,235,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.270%, 8/4/2011	8,235,000
10,365,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	10,365,000
Annual Shareholder Report
36

Principal Amount			Value
$16,815,000		Gregg County, TX HFDC, (Series 2004) Weekly VRDNs (Good Shepherd Medical Center)/(KBC Bank N.V. LOC), 0.130%, 8/4/2011	16,815,000
8,400,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.070%, 8/3/2011	8,400,000
25,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.40% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 10/5/2011	25,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.40% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 9/6/2011	28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.23% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/26/2012	9,815,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/4/2011	7,500,000
6,025,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/4/2011	6,025,000
50,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.130%, 8/4/2011	50,000,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.150%, 8/4/2011	13,000,000
40,000,000		Harris County, TX, Toll Road Senior Lien Revenue and Refunding Bonds (Series 2011A), 2.00% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 8/15/2012	40,698,000
15,300,000		Houston, TX Combined Utility System, (Series 2004B-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.060%, 8/4/2011	15,300,000
22,000,000		Houston, TX Combined Utility System, (Series 2004B-6) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.040%, 8/4/2011	22,000,000
9,540,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wells Fargo Bank, N.A. LOC), 0.270%, 8/4/2011	9,540,000
4,590,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 0.820%, 8/1/2011	4,590,000
10,000,000		Houston, TX, (Series H-2), 0.17% CP, Mandatory Tender 9/20/2011	10,000,000
9,765,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/4/2011	9,765,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.110%, 8/4/2011	5,130,000
Annual Shareholder Report
37

Principal Amount			Value
$18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.38% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/15/2011	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.38% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/31/2011	16,830,000
2,800,000		Lower Colorado River Authority, TX, (Series A), 0.28% CP, Mandatory Tender 10/6/2011	2,800,000
48,000,000		North Texas Higher Education Authority, Inc., (Series 2010E) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.070%, 8/3/2011	48,000,000
12,500,000		North Texas Tollway Authority, (Series 2011A) Weekly VRDNs (Morgan Stanley Bank LOC), 0.050%, 8/3/2011	12,500,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.090%, 8/3/2011	15,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.090%, 8/3/2011	25,000,000
27,500,000		San Antonio, TX Electric & Gas System, (Series A), 0.20% CP (Bank of America N.A. and State Street Bank and Trust Co. LIQs), Mandatory Tender 8/8/2011	27,500,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(Bank of America N.A. LOC), 0.090%, 8/4/2011	15,000,000
82,770,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2007) Weekly VRDNs (Valley Baptist Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/3/2011	82,770,000
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2011C) Weekly VRDNs (Baylor Health Care System)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 8/3/2011	1,000,000
5,600,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2011E) Weekly VRDNs (Baylor Health Care System)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/3/2011	5,600,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.110%, 8/4/2011	8,685,000
300,000,000		Texas State, 2.00% TRANs, 8/31/2011	300,404,692
50,000,000	[3,4]	Texas State, PUTTERs (Series 3812) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.210%, 8/1/2011	50,000,000
10,350,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/3/2011	10,350,000
		TOTAL	1,028,342,692
Annual Shareholder Report
38

Principal Amount			Value
		Utah – 0.7%
$1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/3/2011	1,865,000
5,100,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/3/2011	5,100,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.080%, 8/3/2011	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Daily VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.210%, 8/1/2011	47,500,000
		TOTAL	76,815,000
		Virginia – 1.4%
7,500,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.030%, 8/4/2011	7,500,000
11,700,000		Fairfax County, VA EDA, (Series 2005) Weekly VRDNs (Public Broadcasting Service)/(Bank of America N.A. LOC), 0.110%, 8/4/2011	11,700,000
20,730,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 8/3/2011	20,730,000
8,135,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.200%, 8/4/2011	8,135,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	9,375,000
19,805,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	19,805,000
21,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.180%, 8/4/2011	21,000,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.200%, 8/4/2011	9,250,000
29,045,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	29,045,000
10,000,000		Russell County, VA IDA, (Series 2008B) Weekly VRDNs (Mountain States Health Alliance)/(U.S. Bank, N.A. LOC), 0.070%, 8/3/2011	10,000,000
		TOTAL	146,540,000
		Washington – 0.5%
8,490,000	[3,4]	King County, WA, PUTTERs (Series 3924) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.210%, 8/1/2011	8,490,000
3,375,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	3,375,000
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Principal Amount			Value
$14,000,000		Washington State Health Care Facilities Authority, (Series 2011C) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.070%, 8/3/2011	14,000,000
15,075,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.23% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/15/2012	15,075,000
16,840,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.080%, 8/4/2011	16,840,000
		TOTAL	57,780,000
		West Virginia – 0.3%
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.100%, 8/4/2011	10,800,000
8,300,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009B) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.060%, 8/4/2011	8,300,000
15,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.080%, 8/4/2011	15,000,000
		TOTAL	34,100,000
		Wisconsin – 2.2%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) Series 2009-6 Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.130%, 8/4/2011	22,000,000
12,900,000		Oconomowoc, WI Area School District, 1.25% TRANs, 8/25/2011	12,907,179
6,950,000		Oshkosh, WI School District, 1.50% TRANs, 9/22/2011	6,959,840
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/4/2011	3,935,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.130%, 8/4/2011	23,165,000
23,615,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Aurora Health Care, Inc.)/(Bank of Montreal LOC), 0.070%, 8/3/2011	23,615,000
16,865,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/4/2011	16,865,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.100%, 8/4/2011	3,770,000
4,715,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.100%, 8/4/2011	4,715,000
3,935,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/4/2011	3,935,000
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Principal Amount			Value
$40,800,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 8/4/2011	40,800,000
23,150,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 8/4/2011	23,150,000
50,000,000		Wisconsin State, (Operating Notes of 2011), 2.00% RANs, 6/15/2012	50,772,998
		TOTAL	236,590,017
		Wyoming – 0.2%
3,760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/3/2011	3,760,000
17,895,000		Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.080%, 8/4/2011	17,895,000
		TOTAL	21,655,000
		TOTAL MUNICIPAL INVESTMENTS — 97.2% (AT AMORTIZED COST)[5]	10,478,029,925
		OTHER ASSETS AND LIABILITIES - NET — 2.8%[6]	303,993,769
		TOTAL NET ASSETS — 100%	$10,782,023,694

At July 31, 2011, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $1,415,370,000, which represented 13.1% of total net assets.
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4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $1,415,370,000 which represented 13.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COPs	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s)of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$10,478,029,925
Cash		136,683
Income receivable		13,522,657
Receivable for investments sold		356,274,735
Receivable for shares sold		14,165,760
TOTAL ASSETS		10,862,129,760
Liabilities:
Payable for investments purchased	$79,417,734
Payable for shares redeemed	320,563
Income distribution payable	152,791
Payable for investment adviser fee (Note 5)	67,217
Payable for Directors'/Trustees' fees	11,342
Accrued expenses	136,419
TOTAL LIABILITIES		80,106,066
Net assets for 10,781,698,298 shares outstanding		$10,782,023,694
Net Assets Consist of:
Paid-in capital		$10,781,678,815
Accumulated net realized gain on investments		344,389
Undistributed net investment income		490
TOTAL NET ASSETS		$10,782,023,694
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$9,147,097,404 ÷ 9,147,153,073 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,634,926,290 ÷ 1,634,545,225 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$33,102,483
Expenses:
Investment adviser fee (Note 5)		$21,227,735
Administrative fee (Note 5)		8,294,616
Custodian fees		349,832
Transfer and dividend disbursing agent fees and expenses		78,339
Directors'/Trustees' fees		80,441
Auditing fees		19,548
Legal fees		38,548
Portfolio accounting fees		172,152
Shareholder services fee (Note 5)		3,554,259
Account administration fee (Note 2)		949,632
Share registration costs		148,079
Printing and postage		31,537
Insurance premiums		25,081
Miscellaneous		84,985
TOTAL EXPENSES		35,054,784
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(7,810,214)
Waiver of administrative fee (Note 5)	(217,463)
Waiver of shareholder services fee (Note 5)	(2,242,117)
Reimbursement of shareholder services fee (Note 5)	(640,385)
Reduction of custodian fees (Note 6)	(988)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(10,911,167)
Net expenses			24,143,617
Net investment income			8,958,866
Net realized gain on investments			631,796
Change in net assets resulting from operations			$9,590,662

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,958,866	$20,073,892
Net realized gain on investments	631,796	765,382
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,590,662	20,839,274
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,684,121)	(19,584,653)
Institutional Service Shares	(180,012)	(580,819)
Distributions from net realized gain on investments
Institutional Shares	(253,206)	(1,323,607)
Institutional Service Shares	(54,395)	(279,914)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,171,734)	(21,768,993)
Share Transactions:
Proceeds from sale of shares	35,631,587,078	42,027,864,810
Net asset value of shares issued to shareholders in payment of distributions declared	2,910,109	9,656,583
Cost of shares redeemed	(35,094,063,490)	(49,463,356,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	540,433,697	(7,425,835,084)
Change in net assets	540,852,625	(7,426,764,803)
Net Assets:
Beginning of period	10,241,171,069	17,667,935,872
End of period (including undistributed (distributions in excess of) net investment income of $490 and $(94,243), respectively)	$10,782,023,694	$10,241,171,069

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Institutional Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Service Shares	$949,632
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,908,733,821	$31,908,733,821	37,309,415,542	$37,309,415,542
Shares issued to shareholders in payment of distributions declared	2,829,617	2,829,617	9,285,945	9,285,945
Shares redeemed	(31,055,286,831)	(31,055,286,831)	(43,771,232,041)	(43,771,232,041)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	856,276,607	$856,276,607	(6,452,530,554)	$(6,452,530,554)
Year Ended July 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,722,853,257	$3,722,853,257	4,718,449,268	$4,718,449,268
Shares issued to shareholders in payment of distributions declared	80,492	80,492	370,638	370,638
Shares redeemed	(4,038,776,659)	(4,038,776,659)	(5,692,124,436)	(5,692,124,436)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(315,842,910)	$(315,842,910)	(973,304,530)	$(973,304,530)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	540,433,697	$540,433,697	(7,425,835,084)	$(7,425,835,084)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Tax-exempt income	$8,864,133	$20,165,472
Ordinary income[1]	$102,534	$ 332,661
Long-term capital gains	$205,067	$ 1,270,860
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$198,729
Undistributed tax-exempt income	$490
Undistributed long-term capital gain	$145,660

2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $7,810,214 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $217,463 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$3,554,259	$(640,385)	$(2,242,117)

For the year ended July 31, 2011, the Fund's Institutional Shares did not incur Service Fees. For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,339,477,000 and $6,177,000,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2011, the Fund's expenses were reduced by $988 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

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9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. SUBSEQUENT EVENTS

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2011, the amount of long-term capital gains designated by the Fund was $205,067.

For the year ended July 31, 2011, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated tax-free obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

federated tax-free obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

61

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

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were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N401

39006 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
IS	TOIXX
SS*	TOSXX
ICS**	TOCXX
TR	TOTXX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.
**Effective September 30, 2011, the Fund's Institutional Capital Shares will be redesignated as Capital Shares.

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.030	0.051
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.030	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.030)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.030)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.47%	3.09%	5.17%
Ratios to Average Net Assets:
Net expenses	0.15%	0.18%	0.23%	0.20%	0.20%
Net investment income	0.01%	0.02%	0.46%	2.75%	5.04%
Expense waiver/reimbursement[3]	0.13%	0.10%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,259,195	$9,951,813	$15,279,432	$17,018,264	$6,723,409
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.003	0.028	0.048
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.003	0.028	0.048
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)	(0.048)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)	(0.048)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.28%	2.83%	4.91%
Ratios to Average Net Assets:
Net expenses	0.16%	0.20%	0.43%	0.45%	0.45%
Net investment income	0.01%	0.01%	0.29%	2.86%	4.79%
Expense waiver/reimbursement[3]	0.37%	0.33%	0.13%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,048,852	$4,335,717	$4,009,139	$5,863,864	$6,123,403
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.029	0.050
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.004	0.029	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.029)	(0.050)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.004)	(0.029)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.37%	2.99%	5.06%
Ratios to Average Net Assets:
Net expenses	0.16%	0.21%	0.33%	0.30%	0.30%
Net investment income	0.01%	0.01%	0.28%	2.73%	4.94%
Expense waiver/reimbursement[3]	0.23%	0.17%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,171,302	$748,595	$2,411,738	$1,640,798	$1,138,133
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Trust Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.026	0.046
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.026	0.046
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.026)	(0.046)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.026)	(0.046)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.22%	2.59%	4.66%
Ratios to Average Net Assets:
Net expenses	0.16%	0.20%	0.51%	0.69%	0.70%
Net investment income	0.01%	0.01%	0.28%	2.62%	4.56%
Expense waiver/reimbursement[3]	0.63%	0.58%	0.30%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$826,650	$714,267	$552,204	$1,125,269	$1,158,283
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.55[2]
Institutional Service Shares	$1,000	$1,000.00	$0.55[3]
Institutional Capital Shares	$1,000	$1,000.00	$0.55[4]
Trust Shares	$1,000	$1,000.00	$0.55[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.25	$0.55[2]
Institutional Service Shares	$1,000	$1,024.25	$0.55[3]
Institutional Capital Shares	$1,000	$1,024.25	$0.55[4]
Trust Shares	$1,000	$1,024.25	$0.55[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.11%
Institutional Service Shares	0.11%
Institutional Capital Shares	0.11%
Trust Shares	0.11%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Capital Shares current annualized net expense ratio of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	69.6%
U.S Treasury Securities	29.4%
Other Assets and Liabilities — Net[2]	1.0%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.4%
8-30 Days	16.3%
31-90 Days	6.6%
91-180 Days	8.6%
181 Days or more	8.1%
Other Assets and Liabilities — Net[2]	1.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

July 31, 2011

Principal Amount			Value
		Repurchase Agreements – 69.6%
$2,191,000,000		Interest in $2,301,000,000 joint repurchase agreement 0.15%, dated 7/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,301,028,763 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2018 and the market value of those underlying securities was $2,347,049,428.	2,191,000,000
140,000,000		Interest in $350,000,000 joint repurchase agreement 0.16%, dated 7/29/2011 under which Bank of Montreal will repurchase securities provided as collateral for $350,004,667 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $357,004,861.	140,000,000
1,321,000,000	[1]	Interest in $1,500,000,000 joint repurchase agreement 0.04%, dated 7/20/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,048,333 on 8/19/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,530,018,803.	1,321,000,000
457,000,000	[1]	Repurchase agreement 0.04%, dated 7/22/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $457,015,741 on 8/22/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $466,145,195.	457,000,000
480,000,000		Interest in $800,000,000 joint repurchase agreement 0.15%, dated 7/29/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,010,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2018 and the market value of those underlying securities was $816,010,210.	480,000,000
100,000,000		Repurchase agreement 0.16%, dated 7/29/2011 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,001,333 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $102,002,619.	100,000,000
390,000,000		Interest in $500,000,000 joint repurchase agreement 0.15%, dated 7/29/2011 under which Citibank, N.A. will repurchase securities provided as collateral for $500,006,250 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2021 and the market value of those underlying securities was $510,006,389.	390,000,000
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Principal Amount		Value
$380,000,000	Interest in $500,000,000 joint repurchase agreement 0.15%, dated 7/29/2011 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,006,250 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $510,006,406.	380,000,000
2,781,563,000	Interest in $4,000,000,000 joint repurchase agreement 0.16%, dated 7/29/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $4,000,053,333 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $4,080,054,476.	2,781,563,000
100,000,000	Interest in $242,000,000 joint repurchase agreement 0.06%, dated 7/29/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $242,001,210 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $246,841,259.	100,000,000
190,000,000	Interest in $300,000,000 joint repurchase agreement 0.14%, dated 7/29/2011 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $300,003,500 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $306,002,720.	190,000,000
58,369,000	Repurchase agreement 0.14%, dated 7/29/2011 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $58,369,681 on 8/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 10/15/2012 and the market value of that underlying security was $59,538,413.	58,369,000
1,326,000,000	Interest in $1,550,000,000 joint repurchase agreement 0.16%, dated 7/29/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,550,020,667 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,581,006,387.	1,326,000,000
1,090,000,000	Interest in $1,300,000,000 joint repurchase agreement 0.16%, dated 7/29/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $1,300,017,333 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,326,017,725.	1,090,000,000
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Principal Amount			Value
$1,030,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.16%, dated 7/29/2011 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $1,250,016,667 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $1,275,017,000.	1,030,000,000
		TOTAL REPURCHASE AGREEMENTS	12,034,932,000
		U.S. Treasury – 29.4%
1,045,000,000	[2]	United States Treasury Bills, 0.045% - 0.160%, 8/11/2011	1,044,963,812
164,400,000	[2]	United States Treasury Bills, 0.170%, 9/1/2011	164,375,934
538,100,000		United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	542,683,195
296,000,000		United States Treasury Notes, 0.875%, 1/31/2012	296,861,166
239,900,000		United States Treasury Notes, 0.875% - 4.625%, 2/29/2012	244,140,675
100,000,000		United States Treasury Notes, 1.000%, 9/30/2011	100,118,439
644,000,000		United States Treasury Notes, 1.000%, 12/31/2011	646,128,439
168,500,000		United States Treasury Notes, 1.000%, 3/31/2012	169,405,755
315,500,000		United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	322,347,939
365,300,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	371,557,956
300,000,000		United States Treasury Notes, 1.750%, 11/15/2011	301,293,004
887,500,000		United States Treasury Notes, 4.625%, 8/31/2011	890,680,451
		TOTAL U.S. TREASURY	5,094,556,765
		TOTAL INVESTMENTS — 99.0% (AT AMORTIZED COST)[3]	17,129,488,765
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[4]	176,510,866
		TOTAL NET ASSETS — 100%	$17,305,999,631
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

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10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2011

Assets:
Investment in repurchase agreements	$12,034,932,000
Investments in securities	5,094,556,765
Total investments in securities, at amortized cost and fair value		$17,129,488,765
Cash		69,756
Income receivable		39,330,881
Receivable for investments sold		164,000,000
Receivable for shares sold		5,604,977
TOTAL ASSETS		17,338,494,379
Liabilities:
Payable for shares redeemed	31,997,893
Income distribution payable	113,676
Payable for investment adviser fee (Note 5)	109,930
Payable for Directors'/Trustees' fees	4,715
Payable for shareholder services fee (Note 5)	852
Accrued expenses	267,682
TOTAL LIABILITIES		32,494,748
Net assets for 17,306,021,527 shares outstanding		$17,305,999,631
Net Assets Consist of:
Paid-in capital		$17,306,021,527
Accumulated net realized gain on investments		34,188
Distributions in excess of net investment income		(56,084)
TOTAL NET ASSETS		$17,305,999,631
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$10,259,195,430 ÷ 10,259,802,850 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,048,852,403 ÷ 5,048,411,509 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,171,302,220 ÷ 1,171,137,613 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$826,649,578 ÷ 826,669,555 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2011

Investment Income:
Interest			$30,297,394
Expenses:
Investment adviser fee (Note 5)		$35,973,789
Administrative fee (Note 5)		14,056,545
Custodian fees		592,037
Transfer and dividend disbursing agent fees and expenses		104,833
Directors'/Trustees' fees		147,875
Auditing fees		20,548
Legal fees		10,586
Portfolio accounting fees		197,830
Distribution services fee (Note 5)		2,296,414
Shareholder services fee (Note 5)		9,439,147
Account administration fee (Note 2)		5,493,498
Share registration costs		63,570
Printing and postage		18,466
Insurance premiums		39,363
Miscellaneous		97,718
TOTAL EXPENSES		68,552,219
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(23,344,008)
Waiver of administrative fee (Note 5)	(368,518)
Waiver of distribution services fee (Note 5)	(2,251,481)
Waiver of shareholder services fee (Note 5)	(9,439,147)
Waiver of account administration fee (Note 2)	(4,113,969)
Reimbursement of account administration fee (Note 2)	(1,074,346)
TOTAL WAIVERS AND REIMBURSEMENT		(40,591,469)
Net expenses			27,960,750
Net investment income			2,336,644
Net realized gain on investments			34,188
Change in net assets resulting from operations			$2,370,832

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,336,644	$2,966,130
Net realized gain on investments	34,188	28,960
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,370,832	2,995,090
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,731,547)	(2,518,786)
Institutional Service Shares	(469,428)	(338,382)
Institutional Capital Shares	(98,408)	(60,972)
Trust Shares	(91,915)	(49,420)
Distributions from net realized gain on investments
Institutional Shares	(15,125)	(122,671)
Institutional Service Shares	(6,405)	(37,227)
Institutional Capital Shares	(1,241)	(8,192)
Trust Shares	(1,159)	(4,532)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,415,228)	(3,140,182)
Share Transactions:
Proceeds from sale of shares	95,941,518,854	89,649,877,026
Net asset value of shares issued to shareholders in payment of distributions declared	752,441	1,294,845
Cost of shares redeemed	(94,386,618,886)	(96,153,147,995)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,555,652,409	(6,501,976,124)
Change in net assets	1,555,608,013	(6,502,121,216)
Net Assets:
Beginning of period	15,750,391,618	22,252,512,834
End of period (including distributions in excess of net investment income of $(56,084) and $(1,430), respectively)	$17,305,999,631	$15,750,391,618

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Institutional Service Shares	$3,529,042	$(2,282,978)	$(987,856)
Institutional Capital Shares	218,887	(85,422)	(86,490)
Trust Shares	1,745,569	(1,745,569)	—
TOTAL	$5,493,498	$(4,113,969)	$(1,074,346)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	75,690,434,625	$75,690,434,625	70,057,021,998	$70,057,021,998
Shares issued to shareholders in payment of distributions declared	616,022	616,022	1,189,399	1,189,399
Shares redeemed	(75,383,645,105)	(75,383,645,105)	(75,385,738,791)	(75,385,738,791)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	307,405,542	$307,405,542	(5,327,527,394)	$(5,327,527,394)
Year Ended July 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	15,487,098,123	$15,487,098,123	16,137,145,061	$16,137,145,061
Shares issued to shareholders in payment of distributions declared	91,016	91,016	78,464	78,464
Shares redeemed	(14,774,037,606)	(14,774,037,606)	(15,810,603,164)	(15,810,603,164)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	713,151,533	$713,151,533	326,620,361	$326,620,361
Year Ended July 31	2011		2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,580,876,228	$2,580,876,228	1,765,507,573	$1,765,507,573
Shares issued to shareholders in payment of distributions declared	19,929	19,929	21,776	21,776
Shares redeemed	(2,158,186,432)	(2,158,186,432)	(3,428,662,903)	(3,428,662,903)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	422,709,725	$422,709,725	(1,663,133,554)	$(1,663,133,554)
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Year Ended July 31	2011		2010
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,183,109,878	$2,183,109,878	1,690,202,394	$1,690,202,394
Shares issued to shareholders in payment of distributions declared	25,474	25,474	5,206	5,206
Shares redeemed	(2,070,749,743)	(2,070,749,743)	(1,528,143,137)	(1,528,143,137)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	112,385,609	$112,385,609	162,064,463	$162,064,463
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,555,652,409	$1,555,652,409	(6,501,976,124)	$(6,501,976,124)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$2,415,228	$3,140,182
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$(21,896)
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $23,344,008 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $368,518 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$2,296,414	$(2,251,481)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Waived by an Unaffiliated Third Party
Institutional Service Shares	$8,124,916	$(8,124,916)
Institutional Capital Shares	764,400	(764,400)
Trust Shares	549,831	(549,831)
TOTAL	$9,439,147	$(9,439,147)

For the year ended July 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or Annual Shareholder Report

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reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

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9. Subsequent events

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares and Institutional Capital Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2011, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF federated treasury obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Treasury Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Treasury Obligations Fund as of July 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 26, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised 38 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is a Vice President of the Trust . She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract – May 2011

federated TREASURY OBLIGATIONS FUND (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

30

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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31

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

32

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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33

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N500
Cusip 60934N872
Cusip 60934N823
Cusip 60934N120

Q450531 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $741,600

Fiscal year ended 2010 - $737,100

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $706

Fiscal year ended 2010 - $1,336

Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,309 and $6,165 respectively. Fiscal year ended 2011- Audit consent issued for N-14 merger document. Fiscal year ended 2010 – Audit consents issued for N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $49,457 and $0 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011 - $320,326

Fiscal year ended 2010 - $434,555

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 21, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 21, 2011